UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05954

Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)              (Zip code)

Marie Chandoha

Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 58.2% of net assets
Asset-Backed Commercial Paper 13.5%
ALPINE SECURITIZATION LLC	a,b	1.76%		04/10/18	116,000,000	115,949,250
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.71%		04/02/18	39,000,000	38,998,147
	a,b	1.75%		04/03/18	50,000,000	49,995,139
BARTON CAPITAL SA	a,b	2.02%		04/26/18	4,000,000	3,994,389
	a,b	2.35%		06/25/18	35,000,000	34,806,625
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.75%		04/03/18	38,000,000	37,996,306
	a,b	1.75%		04/04/18	9,000,000	8,998,687
CANCARA ASSET SECURITISATION LLC	a,b	2.06%		06/01/18	9,000,000	8,968,738
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.59%		04/23/18	80,000,000	79,922,756
CROWN POINT CAPITAL COMPANY LLC	a,b	1.75%		04/04/18	35,000,000	34,994,896
	a,b	2.18%		06/07/18	45,000,000	44,818,262
KELLS FUNDING LLC	a,b	1.71%		04/16/18	50,000,000	49,976,250
	a,b	1.71%		04/17/18	100,000,000	99,947,750
	a,b	1.82%		04/19/18	100,000,000	99,924,167
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.86%		05/09/18	46,000,000	45,910,172
	a,b	1.96%		05/14/18	10,000,000	9,976,708
LMA AMERICAS LLC	a,b	1.69%		04/03/18	77,000,000	76,992,771
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.75%		04/04/18	29,000,000	28,995,771
	a,b	1.75%		04/05/18	60,000,000	59,988,333
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.75%		04/03/18	25,000,000	24,997,569
	a,b	1.80%		04/16/18	95,000,000	94,928,750
VICTORY RECEIVABLES CORP	a,b	1.65%		04/02/18	122,648,000	122,642,379
	a,b	2.18%		06/07/18	31,000,000	30,874,803
						1,204,598,618
Financial Company Commercial Paper 3.1%
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.68%		04/05/18	94,000,000	93,982,453
1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONWIDE BUILDING SOCIETY	b	1.70%		04/03/18	60,000,000	59,994,333
NATIXIS (NEW YORK BRANCH)		1.68%		04/02/18	47,000,000	46,997,807
NEDERLANDSE WATERSCHAPSBANK NV	b	1.70%		04/09/18	65,000,000	64,975,445
TORONTO-DOMINION BANK/THE	b	2.03%		06/14/18	7,000,000	6,970,934
						272,920,972
Certificates of Deposit 9.8%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.72%		04/02/18	92,000,000	92,000,000
	a	1.71%		04/04/18	2,000,000	2,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.33%		06/26/18	1,000,000	1,000,000
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.71%		04/05/18	88,000,000	88,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.72%		04/03/18	94,000,000	94,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.70%		04/02/18	96,000,000	95,999,960
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE (LONDON BRANCH)		1.71%		04/02/18	45,000,000	44,999,994
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.48%		04/02/18	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.68%		04/04/18	28,000,000	28,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.71%		04/03/18	1,000,000	1,000,000
		1.72%		04/06/18	110,000,000	109,999,923
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.70%		04/04/18	185,000,000	185,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.68%		04/04/18	127,000,000	126,999,947
						870,999,824
Non-Financial Company Commercial Paper 5.5%
CARGILL INC	b	1.82%		04/02/18	150,000,000	149,992,417
EXXON MOBIL CORP		1.79%		04/06/18	55,000,000	54,986,326
GENERAL ELECTRIC CO		1.70%		04/02/18	25,000,000	24,998,820
NISSAN MOTOR ACCEPTANCE CORP	b	1.73%		04/03/18	10,000,000	9,999,039
SANOFI SA	b	1.67%		04/12/18	28,000,000	27,985,712
TOTAL CAPITAL CANADA LTD	a,b	1.73%		04/03/18	142,000,000	141,986,352
UNIVERSITY OF PITTSBURGH		1.70%		04/02/18	25,000,000	24,999,963
WALMART INC	b	1.83%		04/09/18	60,000,000	59,975,600
						494,924,229
Non-Negotiable Time Deposits 24.4%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.71%		04/04/18	25,000,000	25,000,000
		1.71%		04/05/18	58,000,000	58,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.73%		04/04/18	15,000,000	15,000,000
		1.73%		04/05/18	251,000,000	251,000,000
2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.64%		04/02/18	124,000,000	124,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.69%		04/02/18	201,000,000	201,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.65%		04/02/18	178,000,000	178,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.64%		04/02/18	222,000,000	222,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.70%		04/02/18	100,000,000	100,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.67%		04/04/18	141,000,000	141,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.60%		04/02/18	63,000,000	63,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.68%		04/04/18	188,000,000	188,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.67%		04/04/18	236,000,000	236,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.71%		04/02/18	253,000,000	253,000,000
		1.72%		04/03/18	119,000,000	119,000,000
						2,174,000,000
Other Instrument 1.9%
BANK OF AMERICA NA		1.50%		04/12/18	174,000,000	174,000,000
Total Fixed-Rate Obligations
(Cost $5,191,443,643)						5,191,443,643

Variable-Rate Obligations 9.9% of net assets
Asset-Backed Commercial Paper 0.2%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	2.04%		04/26/18	19,000,000	19,000,000
Certificates of Deposit 7.6%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.90%		04/10/18	43,000,000	43,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.99%		04/20/18	9,000,000	9,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.09%		04/24/18	125,000,000	125,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.43%)		2.31%	05/01/18	10/01/18	31,000,000	31,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.84%		04/05/18	145,000,000	145,000,000
(1 mo. USD-LIBOR + 0.18%)		2.05%	04/25/18	05/25/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.20%)		2.08%	04/30/18	06/28/18	133,000,000	133,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.15%)		1.84%		04/03/18	145,000,000	145,001,008
						674,001,008
3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Notes 2.1%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.80%		04/05/18	27,700,000	27,700,000
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	2.00%		04/05/18	1,000,000	1,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	2.00%		04/05/18	2,410,000	2,410,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.88%		04/05/18	1,620,000	1,620,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	49,000,000	49,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.85%		04/05/18	56,000,000	56,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.75%		04/05/18	14,000,000	14,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.00%		04/05/18	2,885,000	2,885,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	37,000,000	37,000,000
						191,615,000
Total Variable-Rate Obligations
(Cost $884,616,008)						884,616,008
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 31.9% of net assets
U.S. Government Agency Repurchase Agreements* 13.7%
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $51,510,243, 3.00% - 4.00%, due 06/01/42 - 02/01/48)		1.79%		04/02/18	50,009,944	50,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $66,528,476, 0.00% - 6.50%, due 08/05/19 - 02/01/48)		1.81%		04/02/18	65,013,072	65,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $94,760,001, 3.50%, due 03/01/48)		1.81%		04/02/18	92,018,502	92,000,000
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Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MIZUHO SECURITIES USA LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $14,280,014, 2.25%, due 02/29/20)		1.81%		04/02/18	14,002,816	14,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $136,930,622, 1.75% - 4.50%, due 10/31/20 - 04/15/54)		1.79%		04/02/18	133,026,452	133,000,000
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $85,507,193, 2.75% - 7.50%, due 03/15/30 - 11/15/57)		1.81%		04/02/18	83,016,692	83,000,000
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $77,276,955, 2.13% - 4.50%, due 08/15/21 - 01/01/48)		1.80%		04/03/18	75,026,250	75,000,000
Issued 03/21/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $76,275,577, 3.50% - 4.00%, due 05/01/47 - 12/01/47)		1.75%		04/05/18	74,053,958	74,000,000
Issued 03/22/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $36,074,534, 2.63% - 4.00%, due 07/01/42 - 01/01/57)		1.75%		04/05/18	35,023,819	35,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $623,085,285, 4.00%, due 12/01/47 - 04/01/48)		1.81%		04/02/18	599,120,466	599,000,000
						1,220,000,000
U.S. Treasury Repurchase Agreements 12.5%
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $149,969,549, 0.13% - 6.00%, due 04/15/21 - 02/15/47)		1.77%		04/02/18	147,028,910	147,000,000
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $453,989,777, 0.00% - 9.00%, due 08/09/18 - 05/15/40)		1.78%		04/02/18	445,088,011	445,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $385,525,855, 0.00% - 4.38%, due 04/12/18 - 02/15/47)		1.80%		04/02/18	377,966,450	377,890,872
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $99,979,467, 2.25%, due 02/15/27)		1.75%		04/02/18	98,019,056	98,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $47,949,662, 0.00% - 2.00%, due 06/14/18 - 11/30/20)		1.80%		04/02/18	47,009,400	47,000,000
						1,114,890,872
5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 5.7%
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $152,331,207, 2.13% - 8.82%, due 03/30/20 - 06/25/58)		1.84%		04/05/18	134,047,942	134,000,000
Issued 02/27/18, repurchase date 06/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $67,071,620, 2.92% - 10.50%, due 10/03/18 - 12/29/49)		2.13%		05/03/18	58,223,058	58,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $50,603,258, 3.22% - 3.98%, due 11/10/46 - 11/15/54)		1.88%		04/04/18	44,016,084	44,000,000
Issued 03/13/18, repurchase date 06/11/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,053,522, 1.86% - 6.25%, due 04/15/29 - 06/15/60)		2.15%		05/03/18	67,204,071	67,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/18, repurchase date 08/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,436,241, 1.85% - 7.50%, due 01/25/21 - 04/25/37)		2.50%		06/27/18	16,131,111	16,000,000
Issued 03/28/18, repurchase date 09/24/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $56,929,380, 1.85% - 7.85%, due 12/07/20 - 12/15/43)		2.77%		06/27/18	49,846,596	49,500,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/05/18, repurchase date 06/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,000,000, 5.87%, due 05/27/25)		2.04%		05/03/18	20,066,867	20,000,000
WELLS FARGO SECURITIES LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,105,760, 2.38% - 6.35%, due 06/24/22 - 02/15/78)		1.84%		04/04/18	14,005,009	14,000,000
Issued 01/11/18, repurchase date 07/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $113,967,875, 2.98% - 6.50%, due 06/17/19 - 05/28/47)		2.25%		07/02/18	99,053,500	98,000,000
6

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Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 02/02/18, repurchase date 08/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,632,825, 2.80% - 4.50%, due 05/20/20 - 10/25/47)		2.31%		07/02/18	10,096,250	10,000,000
						510,500,000
Total Repurchase Agreements
(Cost $2,845,390,872)						2,845,390,872
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,820,460,903 or 20.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
7

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47712MAR18
8

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 31.4% of net assets
California 31.4%
California
GO Bonds		5.50%		04/01/18	600,000	600,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.18%		04/02/18	1,000,000	1,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.18%		04/03/18	4,000,000	4,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.43%		04/05/18	40,235,000	40,235,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.27%		04/25/18	4,500,000	4,500,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.25%		05/22/18	13,000,000	13,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.38%		06/08/18	20,000,000	20,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.17%		04/03/18	25,000,000	25,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.18%		04/03/18	12,785,000	12,785,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.30%		04/03/18	61,490,000	61,490,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.17%		04/05/18	35,000,000	35,000,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		1.28%		05/16/18	28,610,000	28,610,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.30%		05/10/18	10,000,000	10,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.30%		05/22/18	24,470,000	24,470,000
GO CP Series A8 (LOC: BANK OF THE WEST)		1.17%		04/03/18	28,000,000	28,000,000
GO CP Series A8 (LOC: BANK OF THE WEST)		1.25%		05/03/18	20,000,000	20,000,000
California Dept of Water Resources
Power Supply RB Series 2008K		4.00%		05/01/18	100,000	100,222
Power Supply RB Series 2008K		5.00%		05/01/18	565,000	566,689
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.22%		04/04/18	5,900,000	5,900,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.17%		04/05/18	23,781,000	23,781,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.22%		04/05/18	7,912,000	7,912,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.27%		04/18/18	28,200,000	28,200,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.33%		05/04/18	15,000,000	15,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.53%		05/10/18	39,271,000	39,271,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.58%		05/11/18	23,900,000	23,900,000
1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.27%		05/01/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2006E		1.49%		07/10/18	13,320,000	13,320,000
Refunding RB (Stanford Hospital) Series 2008B2-1		1.30%		07/05/18	4,035,000	4,035,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.32%		05/03/18	3,590,000	3,590,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.35%		05/03/18	17,000,000	17,000,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.38%		05/03/18	2,345,000	2,345,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.27%		05/02/18	31,490,000	31,490,000
RB (Kaiser Permanente) Series 2004E		1.46%		06/05/18	7,600,000	7,600,000
RB (Kaiser Permanente) Series 2004E		1.27%		08/02/18	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004I		1.49%		07/10/18	8,500,000	8,500,000
RB (Kaiser Permanente) Series 2004K		1.49%		07/10/18	18,800,000	18,800,000
RB (Kaiser Permanente) Series 2004K		1.45%		07/12/18	9,600,000	9,600,000
RB (Kaiser Permanente) Series 2006D		1.40%		06/06/18	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		1.27%		05/08/18	10,700,000	10,700,000
RB (Kaiser Permanente) Series 2008C		1.46%		06/07/18	52,200,000	52,200,000
Contra Costa Water District
Extendible CP		1.38%		04/30/18	45,000,000	45,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		1.30%	05/02/18	11/26/18	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.51%		04/03/18	16,800,000	16,800,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.20%		05/01/18	15,300,000	15,300,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.23%		05/03/18	10,080,000	10,080,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.29%		06/07/18	15,000,000	15,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.39%		04/02/18	15,000,000	15,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.38%		04/03/18	12,500,000	12,500,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.23%		05/07/18	10,000,000	10,000,000
Golden Gate Bridge & Highway District
CP Series A		1.38%		04/03/18	30,500,000	30,500,000
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		1.40%		05/04/18	17,370,000	17,370,000
Lease Revenue CP Series B (LOC: US BANK NA)		1.18%		04/03/18	24,000,000	24,000,000
Lease Revenue CP Series B (LOC: US BANK NA)		1.13%		04/05/18	15,000,000	15,000,000
Lease Revenue CP Series B (LOC: US BANK NA)		1.27%		05/01/18	10,900,000	10,900,000
Lease Revenue CP Series B (LOC: US BANK NA)		1.24%		05/08/18	35,000,000	35,000,000
Lease Revenue CP Series B (LOC: US BANK NA)		1.30%		05/10/18	13,100,000	13,100,000
2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.18%		04/03/18	3,900,000	3,900,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.22%		04/12/18	11,267,000	11,267,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.30%		05/10/18	3,900,000	3,900,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.25%		06/05/18	12,500,000	12,500,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.30%		06/07/18	6,500,000	6,500,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		1.25%		06/05/18	23,850,000	23,850,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		1.30%		06/07/18	15,000,000	15,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.30%		06/04/18	12,913,000	12,913,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		1.22%		04/04/18	45,415,000	45,415,000
CP Series A (LOC: BANK OF AMERICA NA)		1.23%		04/09/18	46,010,000	46,010,000
Sacramento Municipal Utility District
CP Series L1 (LOC: BARCLAYS BANK PLC)		1.25%		05/01/18	27,000,000	27,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		1.75%		04/16/18	33,862,000	33,862,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.20%		04/09/18	5,000,000	5,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.17%		04/03/18	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.10%		04/05/18	16,000,000	16,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.18%		04/05/18	3,000,000	3,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.20%		04/10/18	21,000,000	21,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.27%		04/10/18	25,000,000	25,000,000
Extendible CP Series 1		1.20%	04/05/18	11/27/18	37,925,000	37,925,000
Extendible CP Series 1		1.60%	04/20/18	12/17/18	12,500,000	12,500,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		1.42%		04/19/18	8,099,000	8,099,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.28%		04/03/18	10,000,000	10,000,000
San Francisco Airport Commission
Sub CP Series A-3 (LOC: ROYAL BANK OF CANADA)		1.32%		05/03/18	435,000	435,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.13%		04/05/18	6,089,000	6,089,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.10%		04/05/18	10,000,000	10,000,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.13%		04/05/18	55,000,000	55,000,000
Univ of California
CP Notes Series 2009A		1.26%		05/15/18	40,950,000	40,950,000
CP Notes Series A		1.32%		04/04/18	12,500,000	12,500,000
CP Notes Series A		1.10%		04/05/18	35,000,000	35,000,000
CP Notes Series A		1.23%		05/07/18	20,000,000	20,000,000
CP Notes Series A		1.50%		05/21/18	5,000,000	5,000,000
CP Notes Series A		1.25%		05/22/18	12,000,000	12,000,000
CP Notes Series A		1.28%		06/05/18	50,000,000	50,000,000
General RB Series 2013AF		5.00%		05/15/18	1,050,000	1,054,420
Limited Project RB Series 2012G		4.00%		05/15/18	250,000	250,783
3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.24%		05/02/18	26,531,000	26,531,000
Total Fixed-Rate Municipal Securities
(Cost $1,679,002,114)						1,679,002,114

Variable-Rate Municipal Securities 68.5% of net assets
California 68.5%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	30,000,000	30,000,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.66%		04/05/18	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.66%		04/05/18	14,200,000	14,198,865
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.66%		04/05/18	12,165,000	12,164,132
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.64%		04/05/18	25,175,000	25,172,987
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)	a	1.75%		04/05/18	3,975,000	3,975,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.66%		04/05/18	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NA)	a	1.61%		04/05/18	4,530,000	4,530,000
Alameda Cnty IDA
RB (BEMA Electronic Manufacturing) Series 2004A (LOC: COMERICA BANK)	a	1.75%		04/05/18	2,120,000	2,120,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)	a	1.75%		04/05/18	2,616,000	2,616,000
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)	a	1.75%		04/05/18	2,085,000	2,085,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	a	1.65%		04/05/18	1,990,000	1,990,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)	a	1.77%		04/05/18	2,000,000	2,000,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	a	1.80%		04/05/18	3,375,000	3,375,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)	a	1.75%		04/05/18	4,704,000	4,704,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	a	1.77%		04/05/18	3,035,000	3,035,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	a	1.80%		04/05/18	1,155,000	1,155,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	a	1.80%		04/05/18	2,470,000	2,470,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)	a	1.64%		04/05/18	1,080,000	1,080,000
RB (Unique Elevator Interiors) Series 2007 (LOC: COMERICA BANK)	a	1.80%		04/05/18	1,855,000	1,855,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	a	1.75%		04/05/18	1,760,000	1,760,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	7,500,000	7,500,000
4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	22,400,000	22,400,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	10,814,436	10,814,436
Toll Bridge RB Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/01/18	3,205,000	3,205,000
Toll Bridge RB Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	13,325,000	13,325,000
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	9,010,000	9,010,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	13,335,000	13,335,000
Berryessa USD
GO Bonds Series 2017B (LIQ: CITIBANK NA)	b,c	1.63%		04/05/18	5,960,000	5,960,000
California
GO Bonds (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	10,200,000	10,200,000
GO Bonds (LIQ: DEUTSCHE BANK AG)	b,c	1.62%		04/05/18	19,490,000	19,490,000
GO Bonds (LIQ: DEUTSCHE BANK AG)	b,c	1.63%		04/05/18	16,900,000	16,900,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	13,055,000	13,055,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.37%		04/05/18	2,000,000	2,000,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	12,020,000	12,020,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	6,295,000	6,295,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	9,975,000	9,975,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.61%		04/05/18	11,440,000	11,440,000
GO Bonds Series 2003A-3 (LOC: BANK OF MONTREAL)	a	1.40%		04/02/18	200,000	200,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.55%		04/05/18	40,000,000	40,000,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	21,000,000	21,000,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	2,500,000	2,500,000
GO Refunding Bonds (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	6,815,000	6,815,000
GO Refunding Bonds (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	9,200,000	9,200,000
California Dept of Water Resources
Water System RB Series AH (LIQ: CITIBANK NA)	b,c	1.58%		04/05/18	5,635,000	5,635,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2006A	a	1.45%		04/05/18	24,000,000	23,998,081
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,670,000	6,670,000
RB (Stanford Univ) Series T1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	7,530,000	7,530,000
RB (Stanford Univ) Series U6 (LIQ: CITIBANK NA)	b,c	1.58%		04/05/18	4,000,000	4,000,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	3,590,000	3,590,000
RB (Univ of Southern California) Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.58%		04/05/18	9,555,000	9,555,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	1,100,000	1,100,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	9,000,000	9,000,000
5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	a	1.68%		04/05/18	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	a	1.80%		04/05/18	10,000,000	10,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	2,230,000	2,230,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.62%		04/05/18	7,165,000	7,165,000
RB (Lucile Packard Children’s Hospital) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.60%		04/05/18	6,750,000	6,750,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	4,000,000	4,000,000
RB (Providence Health & Services) Series 2014B (LIQ: DEUTSCHE BANK AG)	b,c	1.62%		04/05/18	21,645,000	21,645,000
RB (Providence St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	11,565,000	11,565,000
RB (Providence St Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	b,c	1.60%		04/05/18	11,250,000	11,250,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	3,840,000	3,840,000
RB (Stanford Hospital) Series 2012A (LIQ: DEUTSCHE BANK AG)	b,c	1.62%		04/05/18	700,000	700,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	5,130,000	5,130,000
RB (Sutter Health) Series 2011A&B (LIQ: DEUTSCHE BANK AG)	b,c	1.62%		04/05/18	7,000,000	7,000,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	8,595,000	8,595,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	3,600,000	3,600,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	5,770,000	5,770,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	5,650,000	5,650,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.60%		04/05/18	5,625,000	5,625,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	12,470,000	12,470,000
6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Sutter Health) Series 2016A&B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	5,145,000	5,145,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	4,675,000	4,675,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	25,555,000	25,555,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	8,140,500	8,140,500
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	16,000,000	16,000,000
California HFA
Home Mortgage RB Series 2006C (LOC: BANK OF AMERICA NA)	a	1.55%		04/05/18	20,000,000	19,998,201
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	a	1.55%		04/05/18	15,985,000	15,985,000
M/F Housing RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/18	5,760,000	5,760,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)	a	1.66%		04/05/18	2,730,000	2,730,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	a	1.80%		04/05/18	5,000,000	5,000,000
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)	a	1.63%		04/05/18	7,690,000	7,690,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	1.50%	04/01/18	04/05/18	10,070,000	10,070,000
RB (UCSF 2130 Third Street) Series 2017 (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	7,500,000	7,500,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG UNION BANK NA)	a	1.60%		04/02/18	18,800,000	18,800,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)	a	1.60%		04/02/18	5,205,000	5,205,000
Toll Bridge RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.58%		04/05/18	11,250,000	11,250,000
California Municipal Finance Auth
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)	a	1.67%		04/05/18	4,125,000	4,125,000
RB (Pomona College) Series 2017 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	3,750,000	3,750,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)	a	1.65%		04/02/18	64,050,000	64,050,000
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: TD BANK NA)	a	1.52%		04/02/18	1,900,000	1,900,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	a	1.72%		04/05/18	8,350,000	8,350,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NA)	a	1.72%		04/05/18	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: WELLS FARGO BANK NA)	a	1.70%		04/05/18	715,000	715,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	a	1.72%		04/05/18	6,000,000	6,000,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NA)	a	1.72%		04/05/18	16,225,000	16,225,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	a	1.72%		04/05/18	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	a	1.70%		04/05/18	725,000	725,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	a	1.70%		04/05/18	6,525,000	6,525,000
7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	a	1.72%		04/05/18	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	a	1.72%		04/05/18	1,530,000	1,530,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	a	1.72%		04/05/18	2,500,000	2,500,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: COMERICA BANK)	a	1.75%		04/05/18	855,000	855,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)	a	1.75%		04/05/18	4,450,000	4,450,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)	a	1.75%		04/05/18	2,415,000	2,415,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)	a	1.60%		04/05/18	1,120,000	1,120,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	a	1.57%		04/05/18	2,090,000	2,090,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NA)	a	1.62%		04/05/18	1,450,000	1,450,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	a	1.72%		04/05/18	1,235,000	1,235,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: BANK OF AMERICA NA)	a	1.67%		04/05/18	5,400,000	5,400,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)	a	1.57%		04/05/18	3,000,000	3,000,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	15,000,000	15,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	7,160,000	7,160,000
RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	4,000,000	4,000,000
RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	2,040,000	2,040,000
RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	5,635,000	5,635,000
RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	5,760,000	5,760,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.68%	04/05/18	07/02/18	49,100,000	49,100,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.68%	04/05/18	07/02/18	87,445,000	87,445,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)	a	1.65%		04/05/18	2,655,000	2,655,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	6,270,000	6,270,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	a	1.62%		04/05/18	4,290,000	4,290,000
M/F Housing RB (Breezewood Apts) Series 2003F1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	6,335,000	6,335,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)	a	1.69%		04/05/18	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.68%		04/05/18	10,500,000	10,500,000
8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.69%		04/05/18	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	a	1.69%		04/05/18	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	7,695,000	7,695,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		04/05/18	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	7,000,000	7,000,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	1,925,000	1,925,000
M/F Housing RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.69%		04/05/18	7,350,000	7,350,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/18	6,240,000	6,240,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	6,900,000	6,900,000
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	6,600,000	6,600,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.69%		04/05/18	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.65%		04/05/18	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.64%		04/05/18	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	10,450,000	10,450,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	6,650,000	6,650,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	3,220,000	3,220,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.65%		04/05/18	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/18	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	a	1.62%		04/05/18	6,040,000	6,040,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)	a	1.64%		04/05/18	12,215,000	12,215,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/18	28,925,000	28,925,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/18	11,385,000	11,385,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.69%		04/05/18	6,070,000	6,070,000
9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.66%		04/05/18	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	7,605,000	7,605,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		04/05/18	6,500,000	6,500,000
M/F Housing Refunding RB (Sunrise of Danville) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	6,165,000	6,165,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	a	1.69%		04/05/18	16,170,000	16,170,000
RB (Kaiser Permanente) Series 2004L	a	1.58%		04/05/18	6,775,000	6,775,000
RB (Sutter Health) Series 2004C (ESCROW) (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	12,825,000	12,825,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	24,767,412	24,767,412
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	a	1.70%		04/05/18	12,715,000	12,715,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	7,500,000	7,500,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		04/05/18	7,500,000	7,500,000
Culver City USD
GO Bonds Series 2014B (LIQ: US BANK NA)	b,c	1.55%		04/02/18	8,880,000	8,880,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.66%		04/05/18	16,780,000	16,780,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.59%		04/05/18	28,700,000	28,700,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NA)	b,c	1.73%	04/05/18	04/19/18	13,150,000	13,150,000
GO Bonds Series 2016B (LIQ: US BANK NA)	b,c	1.61%		04/05/18	12,000,000	12,000,000
East Bay Municipal Utility District
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	3,665,000	3,665,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	b,c	1.62%		04/05/18	11,300,000	11,300,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	b,c	1.62%		04/05/18	70,000,000	70,000,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.62%		04/05/18	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	3,335,000	3,335,000
Water System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	2,500,000	2,500,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	3,900,000	3,900,000
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	4,800,000	4,800,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	4,625,000	4,625,000
GO Bonds Series 2017 (LIQ: US BANK NA)	b,c	1.61%		04/05/18	3,200,000	3,200,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.72%		04/05/18	57,715,000	57,715,000
10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NA)	b,c	1.56%		04/02/18	30,250,000	30,250,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	b,c	1.61%		04/05/18	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	5,000,000	5,000,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	1.61%		04/05/18	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.65%		04/05/18	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.72%		04/05/18	9,500,000	9,500,000
Hayward Area & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	23,500,000	23,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.72%		04/05/18	4,200,000	4,200,000
Huntington Beach SD
GO Bonds 2016A (LIQ: US BANK NA)	b,c	1.61%		04/05/18	3,100,000	3,100,000
Irvine Ranch Water District
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	4,160,000	4,160,000
Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index - 0.01%)		1.57%	04/05/18	03/08/19	14,000,000	14,000,000
Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index - 0.01%)		1.57%	04/05/18	03/08/19	11,400,000	11,400,000
Livermore Valley JT USD
GO Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	4,800,000	4,800,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	2,000,000	2,000,000
Long Beach USD
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	4,080,000	4,080,000
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	13,695,000	13,695,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	2,500,000	2,500,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)	a	1.47%		04/05/18	4,255,000	4,255,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,665,000	6,665,000
11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles CCD
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.63%		04/05/18	6,670,000	6,670,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		04/05/18	18,300,000	18,300,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	9,200,000	9,200,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.69%		04/05/18	14,200,000	14,200,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.69%		04/05/18	17,000,000	17,000,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	1,970,000	1,970,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.72%		04/05/18	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.66%		04/05/18	27,295,000	27,295,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	16,985,000	16,985,000
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	b,c	1.60%		04/05/18	8,665,000	8,665,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	4,165,000	4,165,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.66%		04/05/18	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		04/05/18	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	b,c	1.63%		04/05/18	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.64%		04/05/18	7,450,000	7,450,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	9,030,000	9,030,000
Sub RB Series 2016A (LIQ: WELLS FARGO BANK NA)	b,c	1.61%		04/05/18	9,155,000	9,155,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.63%		04/05/18	2,600,000	2,600,000
Sub RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.63%		04/05/18	2,360,000	2,360,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.63%		04/05/18	5,830,000	5,830,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.63%		04/05/18	2,500,000	2,500,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	a	1.50%		04/02/18	23,625,000	23,625,000
Power System RB Series 2002A-2 (LIQ: BANK OF AMERICA NA)	a	1.44%		04/02/18	4,300,000	4,300,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	17,060,000	17,060,000
Power System RB Series 2016B (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	12,700,000	12,700,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	4,000,000	4,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	4,000,000	4,000,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	4,445,000	4,445,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	3,300,000	3,300,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.59%		04/05/18	14,230,000	14,230,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	5,500,000	5,500,000
12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	b,c	1.60%		04/05/18	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	4,000,000	4,000,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	3,000,000	3,000,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	a	1.77%		04/05/18	1,245,000	1,245,000
Los Angeles USD
GO Bonds Series 2008A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	4,950,000	4,950,000
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	6,895,000	6,895,000
GO Bonds Series 2018 B-1 (LIQ: BANK OF AMERICA NA)	b,c	1.61%		04/05/18	1,570,000	1,570,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	16,315,000	16,315,000
Newhall SD Facilities Improvement District #2011-1
GO Bonds Series 2011A (LIQ: US BANK NA)	b,c	1.73%	04/05/18	06/28/18	3,650,000	3,650,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.76%		04/05/18	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.73%		04/05/18	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.73%		04/05/18	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	1.73%		04/05/18	38,000,000	38,000,000
Oakland
GO Bonds Series 2017A1 (LIQ: US BANK NA)	b,c	1.61%		04/05/18	2,799,713	2,799,713
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	8,000,000	8,000,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG UNION BANK NA)	a	1.62%		04/05/18	9,400,000	9,400,000
Palomar CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	30,280,000	30,280,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NA)	a	1.64%		04/05/18	2,250,000	2,250,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	13,360,000	13,360,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.72%		04/05/18	10,890,000	10,890,000
Riverside Cnty Transportation Commission
Sales Tax Refunding RB Series 2017B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	20,260,000	20,260,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	13,000,000	13,000,000
Water RB Series 2017 (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	7,410,000	7,410,000
13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	4,750,000	4,750,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	12,255,000	12,255,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.69%		04/05/18	51,800,000	51,800,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	a	1.62%		04/05/18	4,221,000	4,221,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	6,535,000	6,535,000
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.68%		04/05/18	10,265,000	10,265,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	5,150,000	5,150,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	b,c	1.61%		04/05/18	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	3,125,000	3,125,000
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	1.60%		04/05/18	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	2,220,000	2,220,000
Sales Tax RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	3,660,000	3,660,000
Sales Tax RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	11,490,000	11,490,000
San Diego Cnty Water Auth
Water Revenue COP Series 2008A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	33,580,000	33,580,000
Water Revenue COP Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	12,620,000	12,620,000
San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.65%		04/05/18	4,895,000	4,895,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.68%		04/05/18	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		04/05/18	20,000,000	20,000,000
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	1.60%		04/05/18	2,500,000	2,500,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	11,450,000	11,450,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	3,325,000	3,325,000
14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco Airport Commission
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	a	1.55%		04/05/18	43,800,000	43,800,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	4,800,000	4,800,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	a	1.55%		04/05/18	125,000	125,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		04/05/18	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	18,660,000	18,660,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,665,000	6,665,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	3,330,000	3,330,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	9,750,000	9,750,000
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	b,c	1.60%		04/05/18	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.68%		04/05/18	8,000,000	8,000,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.65%		04/05/18	6,095,000	6,095,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.69%		04/05/18	10,000,000	10,000,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.59%		04/05/18	25,900,000	25,900,000
San Jose USD
GO Bonds Series 2018E (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	1,920,000	1,920,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.68%		04/05/18	6,580,000	6,580,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.65%		04/05/18	13,390,000	13,390,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.66%		04/05/18	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	5,000,000	5,000,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	b,c	1.61%		04/05/18	10,550,000	10,550,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	a	1.68%		04/05/18	7,652,000	7,652,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	a	1.60%		04/05/18	3,809,000	3,809,000
Santa Monica Public Financing Auth
Lease RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	5,640,000	5,640,000
15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)	a	1.60%		04/05/18	1,810,000	1,810,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	3,000,000	3,000,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NA)	b,c	1.56%		04/02/18	12,795,000	12,795,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index + 0.05%)		1.63%	04/05/18	07/18/18	38,750,000	38,750,207
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index + 0.05%)		1.63%	04/05/18	07/18/18	46,000,000	46,000,000
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index + 0.05%)		1.63%	04/05/18	07/18/18	30,000,000	30,000,000
Water Refunding RB Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	10,940,000	10,940,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	2,500,000	2,500,000
Water Refunding RB Series 2015A1	a	1.55%		04/05/18	8,525,000	8,525,000
Water Refunding RB Series 2015A2	a	1.55%		04/05/18	9,570,000	9,570,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	b,c	1.61%		04/05/18	8,860,000	8,860,000
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NA)	b,c	1.56%		04/02/18	10,080,000	10,080,000
Univ of California
General RB Series 2009-O (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	12,500,000	12,500,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	8,500,000	8,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	6,000,000	6,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	b,c	1.59%		04/05/18	10,665,000	10,665,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	7,600,000	7,600,000
General RB Series 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/18	3,045,000	3,045,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	26,285,000	26,285,000
Limited Project RB Series 2016K (LIQ: MORGAN STANLEY BANK NA)	b,c	1.59%		04/05/18	4,400,000	4,400,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.59%		04/05/18	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	b,c	1.59%		04/05/18	12,330,000	12,330,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	a	1.75%		04/05/18	4,895,000	4,895,000
16

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	12,000,000	12,000,000
Total Variable-Rate Municipal Securities
(Cost $3,655,710,534)						3,655,710,534
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,063,787,061 or 38.6% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note
17

Schwab California Municipal Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47704MAR18
18

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 68.0% of net assets
Asset-Backed Commercial Paper 10.0%
ALPINE SECURITIZATION LLC	a,b	1.86%		05/10/18	27,000,000	26,945,727
	a,b	2.06%		06/01/18	239,000,000	238,169,807
BARTON CAPITAL SA	a,b	1.70%		04/09/18	100,000,000	99,962,222
	a,b	2.35%		06/25/18	9,500,000	9,447,513
BEDFORD ROW FUNDING CORP	a,b	1.49%		04/10/18	9,500,000	9,496,485
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.75%		04/03/18	76,300,000	76,292,582
	a,b	1.75%		04/04/18	8,000,000	7,998,833
CANCARA ASSET SECURITISATION LLC	a,b	2.06%		06/01/18	158,000,000	157,451,170
	a,b	2.11%		06/04/18	13,000,000	12,951,467
	a,b	2.31%		06/18/18	35,000,000	34,825,583
CHARTA LLC	a,b	1.51%		04/09/18	16,750,000	16,744,417
	a,b	1.95%		05/08/18	5,000,000	4,990,031
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.08%		05/24/18	26,000,000	25,920,765
CROWN POINT CAPITAL COMPANY LLC	a,b	1.99%		05/31/18	2,000,000	1,993,510
	a,b	2.06%		05/31/18	900,000	896,976
GOTHAM FUNDING CORP	a,b	2.02%		05/22/18	43,500,000	43,376,134
	a,b	2.06%		06/01/18	75,000,000	74,739,479
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.88%		05/24/18	138,000,000	137,620,078
LMA AMERICAS LLC	a,b	1.86%		05/10/18	23,000,000	22,953,904
	a,b	1.95%		05/14/18	7,050,000	7,033,664
	a,b	2.06%		06/05/18	76,000,000	75,718,694
	a,b	2.08%		06/06/18	47,000,000	46,821,635
	a,b	2.23%		06/18/18	40,000,000	39,807,600
	a,b	2.31%		06/25/18	16,000,000	15,913,111
1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.92%		04/27/18	64,000,000	63,911,253
	a,b	1.94%		05/03/18	5,000,000	4,991,422
	a,b	2.00%		05/09/18	1,715,000	1,711,380
	a,b	2.01%		05/10/18	83,000,000	82,820,167
	a,b	2.01%		05/11/18	32,300,000	32,228,222
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.92%		04/10/18	113,460,000	113,405,539
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.79%		04/18/18	1,000,000	999,159
	a,b	1.84%		05/07/18	26,500,000	26,451,505
	a,b	2.05%		06/04/18	140,000,000	139,492,267
STARBIRD FUNDING CORP	a,b	1.76%		04/03/18	11,700,000	11,698,856
VICTORY RECEIVABLES CORP	a,b	1.65%		04/02/18	1,000,000	999,954
	a,b	1.88%		04/13/18	105,000,000	104,934,200
	a,b	1.93%		04/25/18	15,571,000	15,550,965
	a,b	2.21%		06/08/18	63,000,000	62,738,200
						1,850,004,476
Financial Company Commercial Paper 9.0%
BNP PARIBAS SA (NEW YORK BRANCH)		2.03%		06/01/18	135,000,000	134,537,925
BPCE SA	b	2.21%		06/14/18	168,000,000	167,240,267
COMMONWEALTH BANK OF AUSTRALIA	b	1.92%		04/17/18	255,000,000	254,782,400
DBS BANK LTD	b	2.04%		05/29/18	1,500,000	1,495,094
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.68%		04/05/18	30,000,000	29,994,400
HSBC USA INC	b	2.13%		08/16/18	12,000,000	11,903,872
ING US FUNDING LLC	a	1.87%		06/11/18	350,000,000	348,716,083
JP MORGAN SECURITIES LLC		2.03%		06/01/18	285,000,000	284,024,508
MACQUARIE BANK LTD	b	1.89%		05/14/18	4,000,000	3,991,018
NATIONWIDE BUILDING SOCIETY	b	1.70%		04/03/18	70,000,000	69,993,389
NEDERLANDSE WATERSCHAPSBANK NV	b	1.70%		04/09/18	135,000,000	134,949,000
NRW BANK	b	1.76%		04/06/18	22,200,000	22,194,573
ROYAL BANK OF CANADA		2.19%		06/14/18	30,000,000	29,865,567
SOCIETE GENERALE SA	b	2.10%		05/31/18	35,000,000	34,878,083
TORONTO-DOMINION BANK/THE	b	2.03%		06/14/18	10,000,000	9,958,478
UNITED OVERSEAS BANK LTD	b	2.00%		04/30/18	140,000,000	139,774,444
						1,678,299,101
Certificates of Deposit 26.5%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.72%		04/02/18	168,000,000	168,000,000
	a	1.71%		04/04/18	18,000,000	18,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.95%		04/20/18	300,000,000	300,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		2.28%		06/22/18	314,000,000	314,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		2.09%		06/04/18	456,000,000	456,000,000
		2.00%		08/16/18	20,000,000	20,000,000
2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BARCLAYS BANK PLC (NEW YORK BRANCH)		2.10%		06/07/18	502,000,000	502,000,000
CITIBANK NA		1.72%		04/10/18	142,500,000	142,500,277
		2.10%		06/04/18	220,000,000	220,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.90%		06/11/18	200,000,000	200,000,000
DANSKE BANK A/S (LONDON BRANCH)		2.15%		06/04/18	190,000,000	190,001,682
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.71%		04/05/18	184,000,000	184,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.13%		06/04/18	186,000,000	186,001,647
ING BANK NV (AMSTERDAM BRANCH)		1.54%		04/23/18	7,000,000	7,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.71%		04/05/18	41,000,000	40,999,977
		2.01%		04/16/18	145,000,000	145,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.73%		04/06/18	100,000,000	100,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.48%		04/02/18	5,000,000	5,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.68%		04/04/18	97,000,000	97,000,000
		2.04%		05/29/18	35,000,000	35,000,000
		2.06%		05/29/18	34,000,000	34,000,000
		1.97%		05/31/18	34,000,000	34,000,000
		2.19%		06/14/18	125,000,000	125,017,212
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.18%		06/04/18	226,000,000	226,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.86%		06/11/18	164,000,000	164,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.15%		06/07/18	148,000,000	148,026,629
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.70%		04/04/18	172,000,000	172,000,000
		2.02%		06/07/18	200,000,000	200,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.68%		04/04/18	249,000,000	248,999,896
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.00%		06/18/18	117,000,000	117,000,000
		2.05%		06/21/18	130,000,000	130,000,000
						4,929,547,320
Non-Financial Company Commercial Paper 5.4%
CARGILL INC	b	1.82%		04/02/18	270,000,000	269,986,350
	b	1.82%		04/03/18	9,000,000	8,999,090
EXXON MOBIL CORP		1.79%		04/06/18	103,000,000	102,974,393
GENERAL ELECTRIC CO		1.70%		04/02/18	50,000,000	49,997,639
NISSAN MOTOR ACCEPTANCE CORP	b	1.73%		04/03/18	25,000,000	24,997,597
SANOFI SA	b	1.67%		04/12/18	30,000,000	29,984,692
TOTAL CAPITAL CANADA LTD	a,b	1.73%		04/03/18	162,000,000	161,984,430
	a,b	1.98%		04/24/18	117,000,000	116,851,995
TOYOTA MOTOR CREDIT CORP		1.96%		06/14/18	46,500,000	46,313,613
WALMART INC	b	1.83%		04/09/18	124,000,000	123,949,573
	b	1.90%		04/23/18	73,500,000	73,414,658
						1,009,454,030
3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 16.7%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.71%		04/04/18	57,000,000	57,000,000
		1.71%		04/05/18	98,000,000	98,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.73%		04/04/18	30,000,000	30,000,000
		1.73%		04/05/18	449,000,000	449,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.64%		04/02/18	40,000,000	40,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.69%		04/02/18	379,000,000	379,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.65%		04/02/18	44,000,000	44,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.64%		04/02/18	464,000,000	464,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.70%		04/02/18	164,000,000	164,000,000
		1.70%		04/04/18	20,000,000	20,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.67%		04/04/18	200,000,000	200,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.60%		04/02/18	130,000,000	130,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.70%		04/02/18	94,000,000	94,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.68%		04/04/18	371,000,000	371,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.67%		04/04/18	203,000,000	203,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.71%		04/02/18	350,000,000	350,000,000
						3,093,000,000
Other Instrument 0.4%
BANK OF AMERICA NA		1.50%		04/12/18	74,000,000	74,000,000
Total Fixed-Rate Obligations
(Cost $12,634,304,927)						12,634,304,927

Variable-Rate Obligations 8.1% of net assets
Asset-Backed Commercial Paper 0.2%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	2.04%		04/26/18	31,000,000	31,000,000
Certificates of Deposit 5.8%
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.98%		04/17/18	163,000,000	163,000,000
CITIBANK NA
(1 mo. USD-LIBOR + 0.27%)		2.08%	04/17/18	08/17/18	17,000,000	17,000,000
(1 mo. USD-LIBOR + 0.33%)		2.07%	04/12/18	09/12/18	168,000,000	168,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.99%	04/16/18	08/16/18	12,000,000	12,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.84%		04/05/18	22,000,000	22,000,000
(1 mo. USD-LIBOR + 0.20%)		2.08%	04/30/18	06/28/18	134,000,000	134,000,000
4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.08%	04/24/18	07/24/18	41,000,000	41,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.83%		04/05/18	185,000,000	185,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.17%)		1.99%		04/20/18	168,000,000	168,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		2.07%		04/27/18	165,000,000	165,000,000
						1,075,000,000
Variable Rate Demand Notes 2.1%
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.88%		04/05/18	2,790,000	2,790,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.90%		04/05/18	36,000,000	36,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	56,000,000	56,000,000
JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD
TAXABLE HOSPITAL REFUNDING RB (MOUNTAIN STATES) SERIES 2013B (LOC: US BANK NA)	c	1.87%		04/05/18	6,700,000	6,700,000
MAINE STATE HOUSING AUTH
TAXABLE MORTGAGE PURCHASE RB SERIES 2017C (LIQ: CITIBANK NA)	c	1.83%		04/05/18	39,585,000	39,585,000
TAXABLE MORTGAGE PURCHASE RB SERIES 2017E (LIQ: BARCLAYS BANK PLC)	c	1.75%		04/05/18	50,000,000	50,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (33 BOND ST) SERIES 2017A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.75%		04/05/18	20,000,000	20,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.85%		04/05/18	9,000,000	9,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.75%		04/05/18	100,000,000	100,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.75%		04/05/18	19,000,000	19,000,000
SMITHSONIAN INSTITUTION
TAXABLE RB SERIES 2013B (LIQ: NORTHERN TRUST COMPANY (THE))	c	1.75%		04/05/18	27,500,000	27,500,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.00%		04/05/18	3,000,000	3,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	1.80%		04/05/18	22,375,000	22,375,000
						391,950,000
Total Variable-Rate Obligations
(Cost $1,497,950,000)						1,497,950,000
5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.9% of net assets
U.S. Government Agency Repurchase Agreements* 8.6%
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $94,778,847, 3.00% - 4.50%, due 12/01/40 - 02/01/48)		1.79%		04/02/18	92,018,298	92,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $130,725,357, 0.00% - 6.00%, due 06/07/18 - 02/01/48)		1.81%		04/02/18	127,025,541	127,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $186,430,001, 3.50%, due 01/01/48 - 03/01/48)		1.81%		04/02/18	181,036,401	181,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $27,540,078, 0.00% - 2.50%, due 04/05/18 - 05/15/24)		1.81%		04/02/18	27,005,430	27,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $286,093,177, 0.00% - 5.00%, due 04/05/18 - 11/20/47)		1.79%		04/02/18	278,055,291	278,000,000
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $195,739,358, 2.50% - 7.50%, due 09/20/24 - 11/15/59)		1.81%		04/02/18	190,038,211	190,000,000
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $151,208,497, 0.75% - 7.50%, due 04/30/18 - 02/15/60)		1.80%		04/03/18	147,051,450	147,000,000
Issued 03/21/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $142,243,644, 3.00% - 4.00%, due 08/01/42 - 02/01/48)		1.75%		04/05/18	138,100,625	138,000,000
Issued 03/22/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $83,786,883, 1.50% - 3.50%, due 10/31/19 - 09/01/47)		1.75%		04/05/18	82,055,806	82,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $352,630,904, 3.59% - 4.00%, due 07/01/47 - 03/01/48)		1.81%		04/02/18	339,068,177	339,000,000
						1,601,000,000
U.S. Treasury Repurchase Agreements 9.6%
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $293,817,817, 1.50% - 3.63%, due 08/15/19 - 08/15/26)		1.77%		04/02/18	288,056,640	288,000,000
6

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $946,747,242, 0.00% - 7.63%, due 06/14/18 - 02/15/47)		1.78%		04/02/18	928,183,538	928,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $475,468,751, 0.00% - 8.75%, due 07/15/18 - 08/15/46)		1.80%		04/02/18	466,145,759	466,052,548
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $94,879,039, 1.00%, due 11/30/18)		1.80%		04/02/18	93,018,600	93,000,000
						1,775,052,548
Other Repurchase Agreements** 5.7%
BNP PARIBAS SA
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,662,478, 2.07% - 9.63%, due 01/15/22 - 12/26/56)		1.80%		04/04/18	31,010,850	31,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $312,911,914, 1.42% - 6.87%, due 11/15/19 - 04/25/46)		1.84%		04/05/18	272,097,316	272,000,000
Issued 02/27/18, repurchase date 06/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,848,274, 3.75% - 9.63%, due 10/03/18 - 12/26/56)		2.13%		05/03/18	31,119,221	31,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/13/18, repurchase date 06/11/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $233,452,658, 2.03% - 8.21%, due 01/15/27 - 09/15/58)		2.15%		05/03/18	203,618,304	203,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/18, repurchase date 08/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $228,142,751, 1.85% - 7.85%, due 04/15/20 - 11/25/60)		2.50%		06/27/18	199,622,500	198,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/05/18, repurchase date 06/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,001, 6.12% - 7.57%, due 04/25/28 - 01/25/29)		2.04%		05/03/18	30,100,300	30,000,000
7

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC CAPITAL MARKETS LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $119,741,197, 0.00% - 9.00%, due 07/02/18 - 10/01/54)		1.77%		04/04/18	114,039,235	114,000,000
WELLS FARGO SECURITIES LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,105,761, 3.35%, due 11/27/37)		1.84%		04/04/18	14,005,009	14,000,000
Issued 01/11/18, repurchase date 07/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $201,188,188, 2.99% - 6.91%, due 12/21/20 - 02/26/57)		2.25%		07/02/18	174,859,750	173,000,000
						1,066,000,000
Total Repurchase Agreements
(Cost $4,442,052,548)						4,442,052,548
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,515,407,114 or 18.9% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
8

Schwab Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47711MAR18
9

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 75.9% of net assets
Asset-Backed Commercial Paper 17.6%
ALPINE SECURITIZATION LLC	a,b	1.76%		04/03/18	12,000,000	11,998,833
	a,b	1.76%		04/10/18	64,000,000	63,972,000
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.71%		04/02/18	43,000,000	42,997,958
	a,b	1.84%		04/03/18	25,000,000	24,997,444
	a,b	1.79%		05/02/18	7,000,000	6,989,271
BARTON CAPITAL SA	a,b	2.02%		04/26/18	66,000,000	65,907,417
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.75%		04/04/18	3,000,000	2,999,563
	a,b	1.81%		04/18/18	9,000,000	8,992,800
	a,b	1.88%		04/18/18	5,000,000	4,995,822
	a,b	1.81%		04/23/18	20,000,000	19,978,000
CANCARA ASSET SECURITISATION LLC	a,b	1.81%		05/02/18	7,000,000	6,989,150
	a,b	1.92%		05/07/18	20,000,000	19,961,800
CHARTA LLC	a,b	1.93%		05/04/18	25,000,000	24,956,000
	a,b	1.95%		05/08/18	20,000,000	19,960,122
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.76%		04/25/18	28,000,000	27,967,333
CRC FUNDING LLC	a,b	1.92%		05/17/18	23,000,000	22,940,122
CROWN POINT CAPITAL COMPANY LLC	a,b	1.75%		04/04/18	80,000,000	79,988,333
	a,b	1.81%		04/19/18	14,000,000	13,987,400
FAIRWAY FINANCE CO LLC	a,b	2.05%		05/02/18	30,000,000	29,947,042
KELLS FUNDING LLC	a,b	1.75%		04/20/18	20,000,000	19,984,533
	a,b	1.75%		04/27/18	81,000,000	80,909,955
	a,b	1.85%		05/16/18	63,000,000	62,871,200
	a,b	1.99%		05/21/18	28,000,000	27,930,700
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.96%		05/14/18	2,000,000	1,995,342
LMA AMERICAS LLC	a,b	1.69%		04/03/18	22,000,000	21,997,934
	a,b	1.76%		04/11/18	19,000,000	18,990,764
	a,b	1.84%		05/04/18	28,000,000	27,953,030
	a,b	1.95%		05/14/18	6,000,000	5,986,097
1

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.82%		04/20/18	14,000,000	13,986,626
	a,b	1.92%		04/27/18	9,000,000	8,987,520
	a,b	1.94%		05/03/18	52,000,000	51,910,791
METLIFE SHORT TERM FUNDING LLC	a,b	1.70%		04/03/18	39,000,000	38,996,317
	a,b	1.99%		05/07/18	37,000,000	36,926,740
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.77%		04/30/18	77,000,000	76,890,831
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.76%		04/09/18	54,000,000	53,979,000
	a,b	1.79%		04/18/18	1,000,000	999,159
	a,b	1.84%		05/02/18	22,000,000	21,965,332
	a,b	1.84%		05/07/18	1,000,000	998,170
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.84%		04/03/18	38,000,000	37,996,137
THUNDER BAY FUNDING LLC	a,b	1.96%		05/14/18	75,000,000	74,825,312
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.06%		05/14/18	15,500,000	15,462,047
VICTORY RECEIVABLES CORP	a,b	1.80%		04/06/18	12,000,000	11,997,000
	a,b	1.93%		04/25/18	67,000,000	66,913,793
	a,b	1.78%		05/01/18	8,000,000	7,988,200
	a,b	1.81%		05/02/18	38,000,000	37,941,100
	a,b	1.82%		05/08/18	2,000,000	1,996,279
	a,b	1.94%		05/15/18	6,000,000	5,985,847
						1,335,892,166
Financial Company Commercial Paper 7.7%
COMMONWEALTH BANK OF AUSTRALIA	b	1.92%		04/19/18	100,000,000	99,904,000
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.68%		04/05/18	73,000,000	72,986,374
	b	1.75%		04/16/18	3,000,000	2,997,825
ING US FUNDING LLC	a	1.79%		05/07/18	82,000,000	81,854,040
MACQUARIE BANK LTD	b	1.82%		05/01/18	38,000,000	37,942,683
NATIONWIDE BUILDING SOCIETY	b	1.79%		05/09/18	77,000,000	76,855,326
NATIXIS (NEW YORK BRANCH)		1.68%		04/02/18	1,000,000	999,953
NEDERLANDSE WATERSCHAPSBANK NV	b	1.81%		04/06/18	38,000,000	37,990,447
NRW BANK	b	1.76%		04/06/18	6,000,000	5,998,533
	b	1.99%		05/09/18	30,000,000	29,937,142
	b	1.99%		05/10/18	77,000,000	76,834,835
UNITED OVERSEAS BANK LTD	b	1.77%		05/04/18	53,000,000	52,914,493
	b	1.81%		05/08/18	2,500,000	2,495,375
						579,711,026
Certificates of Deposit 23.0%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.71%		04/04/18	30,000,000	30,000,000
	a	1.80%		05/07/18	44,000,000	44,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.95%		04/20/18	115,000,000	115,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.75%		04/19/18	88,000,000	88,000,000
		1.75%		04/20/18	12,000,000	12,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.78%		04/04/18	158,000,000	158,000,000
2

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.78%		05/01/18	37,000,000	37,000,000
CITIBANK NA		1.71%		04/12/18	27,000,000	26,997,805
DANSKE BANK A/S (LONDON BRANCH)		1.82%		05/08/18	78,000,000	78,000,399
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.71%		04/05/18	60,000,000	60,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.72%		04/03/18	75,000,000	75,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.71%		04/05/18	72,000,000	71,999,960
		2.01%		04/16/18	3,000,000	3,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.73%		04/06/18	25,000,000	25,000,000
		1.95%		04/23/18	21,000,000	21,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.75%		04/24/18	55,000,000	55,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.68%		04/04/18	19,000,000	19,000,000
		1.92%		05/03/18	75,000,000	75,000,000
NATIXIS (NEW YORK BRANCH)		1.81%		05/18/18	67,000,000	67,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.71%		04/03/18	3,000,000	2,999,999
		1.72%		04/06/18	22,000,000	21,999,985
		1.95%		05/07/18	67,000,000	67,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.95%		05/17/18	28,000,000	28,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.93%		05/02/18	150,000,000	150,000,000
		1.76%		05/10/18	3,000,000	3,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.68%		04/04/18	97,000,000	96,999,960
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.85%		05/09/18	149,000,000	149,000,000
		1.87%		05/18/18	62,000,000	62,000,000
WELLS FARGO BANK NA		1.79%		05/09/18	100,000,000	100,000,000
						1,741,998,108
Non-Financial Company Commercial Paper 9.7%
BMW US CAPITAL LLC	a,b	1.82%		04/09/18	30,000,000	29,987,867
CARGILL INC	b	1.82%		04/02/18	15,000,000	14,999,242
	b	1.82%		04/03/18	60,000,000	59,996,967
	b	1.84%		04/05/18	35,000,000	34,992,844
EXXON MOBIL CORP		1.79%		04/06/18	42,000,000	41,989,558
GENERAL ELECTRIC CO		1.70%		04/02/18	20,000,000	19,999,056
NISSAN MOTOR ACCEPTANCE CORP	b	1.73%		04/03/18	10,000,000	9,999,039
SANOFI SA	b	1.67%		04/12/18	38,000,000	37,980,609
TOTAL CAPITAL CANADA LTD	a,b	1.73%		04/03/18	1,000,000	999,904
	a,b	1.98%		04/24/18	112,000,000	111,858,320
TOYOTA MOTOR CREDIT CORP		1.69%		04/02/18	84,000,000	83,996,080
		1.91%		05/11/18	100,000,000	99,788,889
3

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WALMART INC	b	1.90%		04/23/18	9,000,000	8,989,550
	b	1.90%		04/30/18	180,000,000	179,724,500
						735,302,425
Non-Negotiable Time Deposits 17.9%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.71%		04/04/18	20,000,000	20,000,000
		1.71%		04/05/18	47,000,000	47,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.73%		04/05/18	159,000,000	159,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.69%		04/02/18	151,000,000	151,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.65%		04/02/18	57,000,000	57,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.64%		04/02/18	188,000,000	188,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.70%		04/04/18	53,000,000	53,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.67%		04/04/18	59,000,000	59,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.60%		04/02/18	51,000,000	51,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.70%		04/02/18	138,000,000	138,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.68%		04/04/18	149,000,000	149,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.65%		04/02/18	1,000,000	1,000,000
		1.67%		04/04/18	188,000,000	188,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.71%		04/02/18	92,000,000	92,000,000
						1,353,000,000
Total Fixed-Rate Obligations
(Cost $5,745,903,725)						5,745,903,725

Variable-Rate Obligations 6.0% of net assets
Asset-Backed Commercial Paper 0.6%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	2.04%		04/26/18	49,000,000	49,000,000
Certificates of Deposit 2.9%
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.98%		04/17/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.17%)		1.99%		04/20/18	31,000,000	31,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.09%		04/24/18	8,000,000	8,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.24%)		2.05%		04/19/18	31,000,000	31,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		2.05%		04/20/18	23,000,000	23,000,000
(1 mo. USD-LIBOR + 0.19%)		2.07%		04/27/18	85,000,000	85,000,000
						221,000,000
4

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Notes 1.2%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.80%		04/05/18	13,000,000	13,000,000
ABAG FINANCE AUTH
RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001A (LOC: WELLS FARGO BANK NA)	c	1.80%		04/05/18	17,550,000	17,550,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.88%		04/05/18	1,085,000	1,085,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	22,000,000	22,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.85%		04/05/18	30,000,000	30,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.75%		04/05/18	5,000,000	5,000,000
						88,635,000
Other Municipal Debt 1.3%
OREGON ST BUSINESS DEV COMMN REV	a,b	2.00%		04/05/18	95,000,000	95,000,000
Total Variable-Rate Obligations
(Cost $453,635,000)						453,635,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 18.1% of net assets
U.S. Government Agency Repurchase Agreements* 8.7%
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $38,117,580, 3.50% - 4.00%, due 09/01/42 - 11/01/47)		1.79%		04/02/18	37,007,359	37,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $53,660,861, 0.00% - 7.00%, due 05/31/18 - 11/01/47)		1.81%		04/02/18	52,010,458	52,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $76,220,001, 3.50%, due 03/01/48)		1.81%		04/02/18	74,014,882	74,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $13,260,049, 0.13% - 2.75%, due 04/15/22 - 02/28/25)		1.81%		04/02/18	13,002,614	13,000,000
5

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $115,560,494, 0.00% - 4.50%, due 04/26/18 - 11/20/47)		1.79%		04/02/18	113,022,474	113,000,000
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $73,923,297, 2.13% - 6.97%, due 02/29/24 - 02/01/48)		1.81%		04/02/18	72,014,480	72,000,000
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Government Agency Securities valued at $71,094,875, 3.50% - 4.00%, due 10/01/47 - 12/01/47)		1.80%		04/03/18	69,024,150	69,000,000
Issued 03/22/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $32,982,286, 2.13% - 3.50%, due 08/15/21 - 11/01/47)		1.75%		04/05/18	32,021,778	32,000,000
Issued 03/21/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $54,533,691, 1.92% - 6.50%, due 02/29/24 - 01/01/48)		1.75%		04/05/18	53,038,646	53,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $143,548,864, 4.00% - 4.50%, due 07/01/47 - 02/01/48)		1.81%		04/02/18	138,027,753	138,000,000
						653,000,000
U.S. Treasury Repurchase Agreements 5.0%
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $385,636,316, 0.00% - 8.75%, due 04/05/18 - 08/15/25)		1.78%		04/02/18	378,074,760	378,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $1,518,338, 1.38%, due 08/31/23)		1.75%		04/02/18	1,488,539	1,488,250
						379,488,250
Other Repurchase Agreements** 4.4%
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $126,545,260, 4.72% - 8.82%, due 02/26/24 - 11/26/29)		1.84%		04/05/18	110,039,356	110,000,000
Issued 02/27/18, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $25,425,987, 5.47%, due 04/25/24)		1.97%		05/03/18	22,078,253	22,000,000
Issued 02/27/18, repurchase date 06/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $19,659,549, 2.33% - 9.63%, due 05/13/19 - 12/25/35)		2.13%		05/03/18	17,065,379	17,000,000
6

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,601, 3.68%, due 12/15/50)		1.88%		04/04/18	1,000,366	1,000,000
Issued 03/13/18, repurchase date 06/11/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $62,104,729, 1.45% - 3.97%, due 11/15/26 - 06/15/57)		2.15%		05/03/18	54,164,475	54,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/18, repurchase date 08/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $66,829,695, 1.85% - 7.85%, due 10/15/18 - 12/15/43)		2.50%		06/27/18	58,475,278	58,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/05/18, repurchase date 06/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $19,550,001, 5.87%, due 05/27/25)		2.04%		05/03/18	17,056,837	17,000,000
RBC CAPITAL MARKETS LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $15,755,598, 0.59% - 8.90%, due 04/15/18 - 02/01/65)		1.77%		04/04/18	15,005,163	15,000,000
WELLS FARGO SECURITIES LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,061,109, 3.07% - 5.58%, due 10/17/22 - 04/25/56)		1.84%		04/04/18	27,009,660	27,000,000
Issued 02/02/18, repurchase date 08/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,285,955, 0.00% - 4.92%, due 11/16/20 - 06/25/47)		2.31%		07/02/18	14,134,750	14,000,000
						335,000,000
Total Repurchase Agreements
(Cost $1,367,488,250)						1,367,488,250
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,389,310,708 or 31.6% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

7

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued

ABS —	Asset-backed securities
AUTH —	Authority
DEV —	Development
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
REV —	Revenue
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
8

Schwab Money Market Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47697MAR18
9

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 15.0% of net assets
Alabama 0.6%
Huntsville Healthcare Auth
CP		1.25%		05/21/18	26,000,000	26,000,000
CP		1.37%		06/04/18	30,000,000	30,000,000
CP		1.38%		06/11/18	25,000,000	25,000,000
						81,000,000
California 2.2%
California Dept of Water Resources
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.17%		04/05/18	4,000,000	4,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.27%		05/03/18	28,000,000	28,000,000
RB (Kaiser Permanente) Series 2006E		1.49%		07/10/18	30,000,000	30,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.27%		05/02/18	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2004E		1.27%		05/03/18	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004E		1.45%		07/12/18	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004I		1.27%		05/03/18	25,110,000	25,110,000
RB (Kaiser Permanente) Series 2004I		1.45%		07/12/18	10,365,000	10,365,000
RB (Kaiser Permanente) Series 2004K		1.27%		05/01/18	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2004K		1.27%		05/02/18	10,200,000	10,200,000
RB (Kaiser Permanente) Series 2004K		1.49%		07/10/18	10,090,000	10,090,000
RB (Kaiser Permanente) Series 2004K		1.45%		07/12/18	36,710,000	36,710,000
RB (Kaiser Permanente) Series 2008B		1.30%		08/01/18	28,700,000	28,700,000
RB (Kaiser Permanente) Series 2008C		1.47%		06/05/18	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2009B-1		1.29%		05/09/18	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B-3		1.40%		06/06/18	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B-4		1.29%		05/09/18	45,000,000	45,000,000
RB (Kaiser Permanente) Series 2009B3		1.29%		05/09/18	5,000,000	5,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of California
General RB Series 2013AF		5.00%		05/15/18	2,100,000	2,109,055
						329,234,055
Colorado 0.1%
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.21%		04/03/18	1,053,000	1,053,000
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.32%		06/05/18	20,000,000	20,000,000
						21,053,000
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.37%		05/01/18	13,305,000	13,305,000
District of Columbia 0.3%
District of Columbia Water & Sewer Auth
CP Notes Series B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.30%		05/01/18	19,000,000	19,000,000
Extendible CP Series A		1.18%		04/03/18	30,000,000	30,000,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2015B		4.00%		10/01/18	1,000,000	1,011,593
						50,011,593
Florida 0.9%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: BANK OF AMERICA NA)		1.20%		04/03/18	18,750,000	18,750,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2013A		5.00%		06/01/18	3,500,000	3,521,855
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		1.28%		05/01/18	20,000,000	20,000,000
Miami-Dade Cnty
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.21%		04/03/18	10,000,000	10,000,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.40%		05/10/18	8,300,000	8,300,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.20%		05/09/18	51,106,000	51,106,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.25%		07/09/18	22,000,000	22,000,000
						133,677,855
Idaho 0.1%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.27%		05/01/18	20,000,000	20,000,000
Illinois 0.7%
Chicago
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		1.42%		06/14/18	11,836,000	11,836,000
OHare Airport CP Notes Series 2009B1&B2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.42%		06/14/18	15,000,000	15,000,000
OHare Airport CP Notes Series 2009C (LOC: BARCLAYS BANK PLC)		1.43%		06/14/18	6,632,000	6,632,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/29/18	48,480,000	48,480,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/30/18	25,143,000	25,143,000
RB (Advocate Health) Series 2008C-3B		1.05%		07/30/18	3,300,000	3,300,000
						110,391,000
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.50%		06/12/18	10,000,000	10,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.80%		03/15/19	15,000,000	15,000,000
						25,000,000
Maryland 0.1%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		1.33%		06/01/18	7,610,000	7,610,000
Massachusetts 0.1%
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare)Series 2008H2		1.19%		04/03/18	14,040,000	14,040,000
Michigan 0.1%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.33%		06/01/18	7,785,000	7,785,000
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		1.45%		08/01/18	12,840,000	12,840,000
Nevada 0.6%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.34%		05/08/18	27,500,000	27,500,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.42%		05/15/18	28,500,000	28,500,000
Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.24%		05/01/18	20,950,000	20,950,000
Water Revenue CP Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.55%		04/10/18	12,400,000	12,400,000
						89,350,000
New Jersey 0.2%
East Brunswick
BAN		2.50%		07/19/18	20,190,000	20,271,034
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2017-B1A		2.25%		06/15/18	6,050,000	6,063,886
Livingston Township
BAN 2017		2.25%		07/26/18	8,400,000	8,429,821
						34,764,741

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 2.2%
Amityville UFSD
BAN 2017		2.25%		06/22/18	5,000,000	5,011,985
TAN 2017-2018		2.25%		06/22/18	5,500,000	5,510,500
Bedford CSD
BOCES Improvements BAN 2017		2.25%		07/13/18	1,657,041	1,661,750
Building Improvements BAN 2017		2.50%		07/13/18	12,000,000	12,046,257
Center Moriches UFSD
TAN 2017		2.25%		06/27/18	8,400,000	8,420,815
Clarence CSD
BAN 2017A		2.50%		06/28/18	12,000,000	12,039,615
Clinton Cnty
Airport BAN Series 2017B		2.38%		06/08/18	7,300,000	7,311,800
Gates Chili CSD
BAN 2017		2.50%		06/22/18	7,425,000	7,442,833
Lindenhurst Union Free SD
TAN 2017-2018		2.00%		06/27/18	21,000,000	21,029,008
Liverpool CSD
BAN		2.25%		06/28/18	13,300,000	13,336,940
Middletown City SD
BAN 2017		2.50%		06/21/18	6,000,000	6,018,625
Miller Place UFSD
TAN 2017		2.50%		06/27/18	10,000,000	10,031,784
New York State Power Auth
CP Series 1&2		1.23%		04/04/18	30,067,000	30,067,000
CP Series 1&2		1.40%		05/10/18	14,189,000	14,189,000
CP Series 1&2		1.55%		05/23/18	8,000,000	8,000,000
Oceanside UFSD
TAN 2017-2018		2.25%		06/21/18	26,000,000	26,064,444
Patchogue-Medford UFSD
TAN 2017-2018		2.00%		06/22/18	16,000,000	16,022,787
Port Auth of New York & New Jersey
CP Series B		1.28%		06/07/18	17,000,000	17,000,000
CP Series B		1.45%		07/02/18	16,645,000	16,645,000
Ravena-Coeymans-Selkirk CSD
BAN 2017		2.50%		08/17/18	9,000,000	9,047,094
Riverhead CSD
TAN 2017-2018		2.00%		06/27/18	7,900,000	7,912,110
Sag Harbor UFSD
TAN 2017-2018		2.25%		06/21/18	13,000,000	13,023,895
Smithtown CSD
TAN 2017-2018		2.00%		06/28/18	11,000,000	11,016,295
Southampton UFSD
TAN 2017		2.00%		06/29/18	17,500,000	17,524,705
Three Village CSD
TAN 2017-2018		2.00%		06/27/18	15,000,000	15,022,870
West Islip UFSD
BAN 2017		2.15%		07/25/18	6,000,000	6,019,811

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
West Seneca
BAN 2017B		2.25%		07/26/18	13,000,000	13,047,801
						330,464,724
Ohio 0.3%
Franklin Cnty
RB (Trinity Health) Series 2013OH		1.27%		05/01/18	15,545,000	15,545,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008B5		1.30%		06/07/18	21,145,000	21,145,000
						36,690,000
Oregon 0.7%
Oregon Business Development Commission
Economic Development RB (Red Rock Biofuels LLC) Series 248A (ESCROW)	a	2.00%		04/05/18	109,880,000	109,882,028
Pennsylvania 0.1%
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		1.23%		04/05/18	5,070,000	5,070,000
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		1.22%		05/22/18	7,519,000	7,519,000
Philadelphia
TRAN 2017-2018A		2.00%		06/29/18	8,000,000	8,013,163
						20,602,163
Tennessee 0.7%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		1.22%		04/05/18	50,000,000	50,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.42%		05/24/18	18,500,000	18,500,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.16%		04/02/18	15,000,000	15,000,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.34%		05/31/18	7,000,000	7,000,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.25%		04/13/18	11,000,000	11,000,000
						101,500,000
Texas 3.1%
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.30%		05/22/18	9,700,000	9,700,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		1.21%		04/03/18	4,000,000	4,000,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		1.24%		04/05/18	10,000,000	10,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		1.44%		05/17/18	35,000,000	35,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.17%		04/12/18	42,000,000	42,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.58%		06/05/18	79,000,000	79,000,000
Refunding RB (Methodist Hospital) Series 2009C2		1.18%		04/05/18	26,375,000	26,375,000
Refunding RB (Methodist Hospital) Series 2009C2		1.17%		04/12/18	20,000,000	20,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Houston
Airport System Sr Lien CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.27%		04/12/18	25,000,000	25,000,000
Lower Colorado River Auth
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		1.21%		04/03/18	22,613,000	22,613,000
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		1.68%		04/09/18	15,932,000	15,932,000
North East ISD
ULT CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.35%		07/10/18	5,000,000	5,000,000
ULT CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.50%		07/10/18	10,000,000	10,000,000
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		1.50%		06/12/18	15,000,000	15,000,000
San Antonio
Electric & Gas Systems CP Series C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.56%		05/16/18	15,000,000	15,000,000
Electric & Gas Systems CP Series C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.41%		06/06/18	10,000,000	10,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.22%		04/05/18	26,965,000	26,965,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.28%		04/12/18	15,000,000	15,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.35%		05/24/18	20,000,000	20,000,000
Texas A&M Univ
CP Series B		1.22%		05/03/18	2,895,000	2,895,000
Texas Public Finance Auth
GO CP Series 2008		1.22%		04/03/18	19,350,000	19,350,000
Univ of Texas
CP Notes Series A		1.33%		05/07/18	25,000,000	25,000,000
						453,830,000
Utah 0.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.20%		04/03/18	18,510,000	18,510,000
CP Series B (LIQ: BANK OF AMERICA NA)		1.23%		05/10/18	3,555,000	3,555,000
CP Series B1 (LIQ: BANK OF AMERICA NA)		1.30%		05/03/18	12,000,000	12,000,000
						34,065,000
Washington 0.3%
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		1.30%		06/14/18	19,655,000	19,655,000
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		1.43%		04/03/18	25,000,000	25,000,000
						44,655,000
Wisconsin 1.0%
Wisconsin
GO Bonds Series 2008C		5.00%		05/01/18	360,000	361,073
GO CP Notes 2005A (LIQ: BMO HARRIS BANK NA)		1.20%		04/04/18	16,472,000	16,472,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.06%		05/03/18	23,000,000	23,000,000
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.32%		08/03/18	33,000,000	33,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		1.45%		08/03/18	40,000,000	40,000,000
RB (Aurora Health Care) Series 2010C (LOC: BANK OF AMERICA NA)		1.25%		06/04/18	34,850,000	34,850,000
						147,683,073
Total Fixed-Rate Municipal Securities
(Cost $2,229,434,232)						2,229,434,232

Variable-Rate Municipal Securities 83.8% of net assets
Alabama 1.7%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	b	1.71%		04/05/18	2,455,000	2,455,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/19/18	4,160,000	4,160,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,c	1.63%		04/05/18	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a,c	1.63%		04/05/18	20,000,000	20,000,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NA)	b	1.63%		04/05/18	12,000,000	12,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	b	1.72%		04/05/18	4,240,000	4,240,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)	b	1.72%		04/05/18	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	b	1.63%		04/05/18	65,000,000	65,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	b	1.63%		04/05/18	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	b	1.63%		04/05/18	30,000,000	30,000,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.70%		04/05/18	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	b	1.63%		04/05/18	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.71%		04/05/18	4,350,000	4,350,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011J (LOC: BANK OF NOVA SCOTIA)	a,b	1.61%		04/05/18	18,440,000	18,440,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.63%		04/05/18	23,000,000	23,000,000
						253,945,000
Alaska 0.0%
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.63%		04/05/18	3,780,000	3,780,000
Arizona 0.8%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	4,705,000	4,705,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.69%		04/05/18	13,775,000	13,775,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.69%		04/05/18	8,200,000	8,200,000
RB (Banner Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	4,000,000	4,000,000
RB (Banner Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.60%		04/05/18	4,820,000	4,820,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	b	1.72%		04/05/18	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.61%		04/05/18	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,265,000	5,265,000
Electric System Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.60%		04/05/18	27,215,000	27,215,000
						113,730,000
Arkansas 0.2%
Arkansas Development Finance Auth
Solid Waste Disposal RB (Waste Management of Arkansas) Series 2003 (LOC: BANK OF AMERICA NA)	b	1.68%		04/05/18	15,000,000	15,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)	b	1.69%		04/05/18	5,320,000	5,320,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.69%		04/05/18	6,450,000	6,450,000
						26,770,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 2.0%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	b	1.77%		04/05/18	3,035,000	3,035,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	b	1.65%		04/05/18	1,150,000	1,150,000
California
GO Bonds (LIQ: DEUTSCHE BANK AG)	a,c	1.60%		04/05/18	5,250,000	5,250,000
GO Bonds (LIQ: DEUTSCHE BANK AG)	a,c	1.63%		04/05/18	24,325,000	24,325,000
GO Bonds Series 2015A (LIQ: DEUTSCHE BANK AG)	a,c	1.63%		04/05/18	6,100,000	6,100,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	3,300,000	3,300,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	17,600,000	17,600,000
RB (Stanford Hospital) Series 2012A (LIQ: DEUTSCHE BANK AG)	a,c	1.62%		04/05/18	2,000,000	2,000,000
RB (Sutter Health) Series 2011A&B (LIQ: DEUTSCHE BANK AG)	a,c	1.62%		04/05/18	16,000,000	16,000,000
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.60%		04/05/18	3,074,500	3,074,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	b	1.67%		04/05/18	2,100,000	2,100,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)	b	1.63%		04/05/18	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	b	1.70%		04/05/18	710,000	710,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.68%	04/05/18	07/02/18	14,715,000	14,715,000
RB (Kaiser Permanente) Series 2009C-3	b	1.58%		04/05/18	35,415,000	35,415,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.60%		04/05/18	15,922,588	15,922,588
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a,c	1.62%		04/05/18	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a,c	1.62%		04/05/18	20,830,000	20,830,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.60%		04/05/18	9,205,000	9,205,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	a,c	1.60%		04/05/18	11,160,000	11,160,000
Los Angeles Community Redevelopment Agency
M/F Refunding RB (Promenade Towers) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.51%		04/05/18	11,070,000	11,068,894
Los Angeles Dept of Airports
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	a,c	1.63%		04/05/18	1,000,000	1,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	4,000,000	4,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.76%		04/05/18	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.73%		04/05/18	5,400,000	5,400,000
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a,b	1.73%		04/05/18	29,500,000	29,500,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.73%		04/05/18	4,200,000	4,200,000
Orange Cnty Housing Auth
Refunding RB (Villa La Paz) Series 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.51%		04/05/18	13,210,000	13,208,681
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.66%		04/05/18	1,780,000	1,780,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.60%		04/05/18	8,145,000	8,145,000
Univ of California
General RB Series 2013AF (LIQ: DEUTSCHE BANK AG)	a,c	1.61%		04/05/18	2,650,000	2,650,000
						301,854,663
Colorado 3.8%
Arapahoe Cnty
M/F Rental Housing Refunding RB (Hunter’s Run) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		04/05/18	10,015,000	10,015,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	b	1.68%		04/05/18	20,375,000	20,375,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	b	1.69%		04/05/18	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (Bethany Lutheran School) Series 2008 (LOC: US BANK NA)	b	1.61%		04/05/18	6,105,000	6,105,000
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	b	1.60%		04/05/18	6,490,000	6,490,000
Colorado Health Facilities Auth
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a,c	1.76%		04/02/18	34,915,000	34,915,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	3,700,000	3,700,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	15,500,000	15,500,000
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	b	1.68%		04/05/18	2,115,000	2,115,000
Homeownership Class I Bonds Series 2017BB (LIQ: ROYAL BANK OF CANADA)	a,c	1.63%		04/05/18	17,000,000	17,000,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	b	1.59%		04/05/18	4,140,000	4,140,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.65%		04/05/18	17,770,000	17,770,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.68%		04/05/18	6,640,000	6,640,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Waste Management) Series 2002 (LOC: JPMORGAN CHASE BANK NA)	b	1.68%		04/05/18	14,060,000	14,060,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.68%		04/05/18	10,000,000	10,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	10,310,000	10,310,000
Utilities System Sub Lien RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.64%		04/05/18	55,180,000	55,180,000
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.68%		04/05/18	49,800,000	49,800,000
Denver
Airport System RB Series 2008C2 (LOC: ROYAL BANK OF CANADA)	a,c	1.65%		04/05/18	94,995,000	94,995,000
Airport System RB Series 2008C3 (LOC: ROYAL BANK OF CANADA)	a,c	1.65%		04/05/18	71,000,000	71,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NA)	a,c	1.72%		04/02/18	15,135,000	15,135,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.62%		04/05/18	23,000,000	23,000,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/07/18	4,975,000	4,975,000
Lower Colorado River Auth
Transmission Contract Revolving RB (LCRA) Series D (LOC: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	16,430,000	16,430,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	b	1.65%		04/05/18	2,960,000	2,960,000
Univ of Colorado
Refunding RB Series 2017A-2 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/21/18	11,040,000	11,040,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.62%		04/05/18	36,235,000	36,235,000
						564,635,000
Connecticut 0.1%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	4,440,000	4,440,000
Connecticut HFA
Mortgage Finance RB Series 2017D-3 (LIQ: TD BANK NA)	b	1.65%		04/05/18	15,000,000	15,000,000
						19,440,000
Delaware 0.2%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A	b	1.72%		04/02/18	4,925,000	4,925,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	b	1.68%		04/05/18	5,185,000	5,185,000
Student Housing Refunding RB (Univ Courtyard Apts) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.60%		04/05/18	16,640,000	16,640,000
						26,750,000
District of Columbia 1.3%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a,c	1.61%		04/05/18	7,415,000	7,415,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	18,000,000	18,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	6,660,000	6,660,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	25,000,000	25,000,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/31/18	3,010,000	3,010,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	20,000,000	20,000,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	12,465,000	12,465,000
Income Tax Secured Refunding RB Series 2009A&B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	1,000,000	1,000,000
District of Columbia HFA
M/F Housing RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		04/05/18	17,100,000	17,098,633
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.67%		04/05/18	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a,c	1.62%		04/05/18	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.62%		04/05/18	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	9,130,000	9,130,000
Public Utility Sr Lien RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	3,750,000	3,750,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/31/18	9,760,000	9,760,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	28,025,000	28,025,000
						188,063,633
Florida 4.1%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	5,990,000	5,990,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	b	1.65%		04/05/18	9,930,000	9,929,901
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	5,495,000	5,495,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)	b	1.65%		04/05/18	14,285,000	14,285,000
Broward Cnty HFA
M/F Housing RB (Cypress Grove Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	31,030,000	31,030,000
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	b	1.65%		04/05/18	3,545,000	3,545,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	b	1.66%		04/05/18	1,300,000	1,300,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/31/18	4,470,000	4,470,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.80%		04/05/18	3,800,000	3,800,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	7,600,000	7,600,000
East Central Regional Wastewater
Wastewater Refunding RB Series 2017 (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	6,100,000	6,100,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/14/18	11,000,000	11,000,000
Turnpike Refunding RB Series 2016C (LIQ: US BANK NA)	a,c	1.61%		04/05/18	2,395,000	2,395,000
Florida Housing Finance Agency
M/F Housing RB (Woodlands Apts) Series 1985S (LOC: NORTHERN TRUST COMPANY (THE))	b	1.65%		04/05/18	10,250,000	10,250,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		04/05/18	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	8,930,000	8,930,000
Housing RB (Stuart Pointe Apts) Series 2003B1 (LOC: SUNTRUST BANK)	b	1.71%		04/05/18	6,960,000	6,960,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	5,435,000	5,435,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	b	1.65%		04/05/18	1,700,000	1,700,000
M/F Mortgage RB (BridgeWater Club Apts) Series 2002L1 (LOC: SUNTRUST BANK)	b	1.71%		04/05/18	6,300,000	6,300,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	b	1.70%		04/05/18	3,195,000	3,195,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		04/05/18	9,900,000	9,900,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	7,500,000	7,500,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	6,000,000	6,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	b	1.70%		04/05/18	3,460,000	3,460,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		04/05/18	6,685,000	6,685,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		04/05/18	5,040,000	5,040,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		04/05/18	14,210,000	14,210,000
M/F Mortgage Refunding RB Bonds (Lighthouse Bay Apts) Series 2002N1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		04/05/18	7,450,000	7,450,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NA)	a,c	1.63%		04/05/18	2,500,000	2,500,000
Public Education Capital Outlay Refunding Bonds Series 2017A2 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/14/18	4,995,000	4,995,000
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/21/18	3,650,000	3,650,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A	b	1.66%		04/05/18	18,285,000	18,285,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	19,670,000	19,670,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	b	1.65%		04/05/18	6,065,000	6,065,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)	b	1.75%		04/05/18	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		04/05/18	3,705,000	3,704,963
JEA
Electric System RB Series 2012B (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	5,000,000	5,000,000
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	6,800,000	6,800,000
Mecklenburg Cnty
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/14/18	5,600,000	5,600,000
Miami-Dade Cnty
GO Bonds Series 2008B1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,300,000	5,300,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	b	1.66%		04/05/18	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B	b	1.66%		04/05/18	20,230,000	20,230,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.50%		04/05/18	40,400,000	40,400,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.80%		04/05/18	10,030,000	10,030,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	b	1.65%		04/05/18	7,250,000	7,250,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	b	1.65%		04/05/18	7,850,000	7,850,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	12,600,000	12,600,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	8,185,000	8,185,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.51%		04/05/18	7,675,000	7,675,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.62%		04/05/18	143,340,000	143,340,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	b	1.53%		04/05/18	2,810,000	2,810,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,685,000	5,685,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.67%		04/05/18	6,165,000	6,165,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.65%		04/05/18	760,000	760,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,000,000	5,000,000
						612,509,864
Georgia 2.7%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	19,165,000	19,165,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	24,500,000	24,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.60%		04/05/18	31,765,000	31,765,000
Water & WasteWater Refunding RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	10,435,000	10,435,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	4,660,000	4,660,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)	b	1.71%		04/05/18	7,040,000	7,040,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.67%		04/05/18	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)	b	1.71%		04/05/18	4,900,000	4,900,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		04/05/18	7,470,000	7,470,000
Dekalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	7,060,000	7,060,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		04/05/18	15,800,000	15,800,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		04/05/18	9,800,000	9,800,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	b	1.68%		04/05/18	9,350,000	9,350,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	6,300,000	6,300,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Loganville Housing Auth
M/F Housing Refunding RB (Alexander Crossing Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		04/05/18	12,345,000	12,345,000
Macon Water Auth
Water & Sewer RB Series 2012	b	1.61%		04/05/18	10,000,000	10,000,000
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.68%	04/05/18	06/01/18	93,490,000	93,490,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.68%	04/05/18	06/01/18	32,390,000	32,390,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.69%		04/05/18	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/17/18	8,030,000	8,030,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/03/18	9,995,000	9,995,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: SUNTRUST BANK)	b	1.70%		04/05/18	4,000,000	4,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.77%		04/05/18	4,450,000	4,450,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	b	1.62%		04/05/18	1,900,000	1,900,000
						401,965,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2011DZ (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,000,000	5,000,000
GO Bonds Series 2012A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	7,500,000	7,500,000
GO Bonds Series 2017FK (LIQ: US BANK NA)	a,c	1.63%		04/05/18	8,660,000	8,660,000
Honolulu
GO Bonds Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,000,000	5,000,000
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	1.61%		04/05/18	7,000,000	7,000,000
						33,160,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.72%		04/05/18	6,190,000	6,190,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.72%		04/05/18	1,500,000	1,500,000
Power Cnty IDA
Solid Waste Disposal RB (J.R. Simplot Co) Series 2012 (LOC: COOPERATIEVE RABOBANK UA)	b	1.69%		04/05/18	10,000,000	10,000,000
						17,690,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois 4.6%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		04/05/18	12,410,000	12,410,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	8,215,000	8,215,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.65%		04/05/18	5,625,000	5,625,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	b	1.70%		04/05/18	4,587,000	4,587,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.63%		04/05/18	1,075,000	1,075,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)	b	1.63%		04/05/18	3,095,000	3,095,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	b	1.65%		04/05/18	8,255,000	8,255,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	b	1.63%		04/05/18	50,855,000	50,855,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	b	1.70%		04/05/18	50,000,000	50,000,000
OHare Special Facility RB (Air France-KLM) Series 1990 (LOC: SOCIETE GENERALE SA)	b	1.65%		04/05/18	19,000,000	19,000,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	b	1.65%		04/05/18	3,840,000	3,840,000
IDRB (Kenall Manufacturing) Series 2008 (LOC: BMO HARRIS BANK NA)	b	1.63%		04/05/18	1,845,000	1,845,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	5,300,000	5,300,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	8,075,000	8,075,000
M/F Housing RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)	b	1.70%		04/05/18	5,800,000	5,800,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		04/05/18	32,000,000	32,000,000
RB (Advocate Health Care) Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	46,130,000	46,130,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.72%		04/05/18	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.65%		04/05/18	2,500,000	2,500,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.80%		04/05/18	1,630,000	1,630,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.65%		04/05/18	8,350,000	8,350,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)	b	1.70%		04/02/18	2,200,000	2,200,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	3,950,000	3,950,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	17,205,000	17,205,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	30,360,000	30,360,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.65%		04/05/18	3,800,000	3,800,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	32,425,000	32,425,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	3,760,000	3,760,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	35,600,000	35,600,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	13,350,000	13,350,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	6,400,000	6,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	3,000,000	3,000,000
Illinois Housing Development Auth
M/F Housing RB (Alden Gardens of Bloomingdale) Series 2008 (LOC: BMO HARRIS BANK NA)	b	1.61%		04/05/18	200,000	200,000
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.89%		04/05/18	3,280,000	3,280,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.84%		04/05/18	2,950,000	2,950,000
Illinois Toll Highway Auth
Sr RB Series 2007A1A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.67%		04/05/18	15,000,000	15,000,000
Sr RB Series 2007A2B (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.63%		04/05/18	10,000,000	10,000,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	20,475,000	20,475,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,c	1.63%		04/05/18	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.62%		04/05/18	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	7,339,500	7,339,500
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	34,790,000	34,790,000
Sr Refunding RB Series 2016A (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	2,780,000	2,780,000
Lake Cnty
M/F Housing RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		04/05/18	12,100,000	12,099,032
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))	b	1.67%		04/05/18	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		04/05/18	1,530,000	1,530,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.68%		04/05/18	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,c	1.66%		04/05/18	11,625,000	11,625,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	b	1.68%		04/05/18	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		04/05/18	14,750,000	14,750,000
Will Cnty
RB (ExxonMobil) Series 2001	b	1.73%		04/02/18	15,500,000	15,500,000
						688,710,532
Indiana 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	b	1.55%		04/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	b	1.55%		04/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	b	1.55%		04/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	b	1.55%		04/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	b	1.55%		04/05/18	20,000,000	20,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005	b	1.80%		04/05/18	39,000,000	39,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	b	1.62%		04/05/18	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.62%		04/05/18	2,500,000	2,500,000
Health System RB (Sisters of St Francis Health) Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.62%		04/05/18	10,000,000	10,000,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	16,750,000	16,750,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	8,475,000	8,475,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)	b	1.72%		04/05/18	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.74%		04/05/18	24,200,000	24,200,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)	b	1.72%		04/05/18	1,760,000	1,760,000
						182,960,000
Iowa 1.6%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.66%		04/05/18	9,540,000	9,540,000
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	21,000,000	21,000,000
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	9,395,000	9,395,000
Midwestern Disaster Area RB (Cargill) Series 2009A	b	1.61%		04/05/18	69,300,000	69,300,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Midwestern Disaster Area RB (Cargill) Series 2009B	b	1.62%		04/05/18	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2011A	b	1.61%		04/05/18	29,600,000	29,600,000
Midwestern Disaster Area RB (Cargill) Series 2012A	b	1.62%		04/05/18	60,300,000	60,300,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NA)	b	1.60%		04/05/18	11,200,000	11,200,000
						230,413,000
Kansas 1.0%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	b	1.73%		04/05/18	36,050,000	36,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)	b	1.73%		04/05/18	50,750,000	50,750,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NA)	b	1.70%		04/05/18	21,900,000	21,900,000
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	9,285,000	9,285,000
M/F Housing Refunding RB (Chesapeake Apts) Series 2000M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		04/05/18	21,500,000	21,500,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	12,715,000	12,715,000
						153,800,000
Kentucky 0.7%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.47%		04/05/18	20,000,000	20,000,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.62%		04/05/18	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.62%		04/05/18	5,000,000	5,000,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.78%		04/05/18	3,400,000	3,400,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		04/05/18	5,050,000	5,050,000
Kentucky Sanitation District #1
Refunding RB Series 2016 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/19/18	24,300,000	24,300,000
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.65%		04/05/18	7,450,000	7,450,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/12/18	6,000,000	6,000,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management of Kentucky) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.65%		04/05/18	11,000,000	11,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.62%		04/05/18	9,525,000	9,525,000
						97,225,000
Louisiana 0.6%
Ascension Parish IDB
RB (BASF SE) Series 2009	b	1.67%		04/05/18	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		04/05/18	5,100,000	5,100,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		04/05/18	8,290,000	8,290,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	13,110,000	13,110,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.64%		04/05/18	2,740,000	2,740,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	b	1.72%		04/05/18	6,000,000	6,000,000
RB (BASF Corp) Series 2001	b	1.72%		04/05/18	8,000,000	8,000,000
RB (BASF Corp) Series 2002	b	1.72%		04/05/18	10,000,000	10,000,000
St. James Parish
RB (NuStar Logistics) Series 2010 (LOC: MIZUHO BANK LTD)	b	1.62%		04/05/18	30,000,000	30,000,000
						94,640,000
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	b	1.71%		04/05/18	1,125,000	1,125,000
Maryland 1.1%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.60%		04/05/18	10,000,000	10,000,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a,b	1.73%		04/05/18	12,400,000	12,400,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.46%		04/05/18	6,850,000	6,850,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge Facility) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.63%		04/05/18	7,200,000	7,200,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		04/05/18	4,750,000	4,750,000
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.62%		04/05/18	12,610,000	12,610,000
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	b	1.62%		04/05/18	11,675,000	11,675,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		04/05/18	4,775,000	4,774,980
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		04/05/18	7,200,000	7,200,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)	b	1.67%		04/05/18	3,095,000	3,095,000
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.63%		04/05/18	18,650,000	18,650,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.39%		04/05/18	7,890,000	7,890,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/26/18	3,995,000	3,995,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	15,975,000	15,975,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.80%		04/05/18	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/14/18	4,990,000	4,990,000
						163,704,980
Massachusetts 2.0%
Billerica
ULT GO Series 70B (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/10/18	4,275,000	4,275,000
Massachusetts
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a,c	1.60%		04/05/18	10,000,000	10,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.62%		04/05/18	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.62%		04/05/18	2,390,000	2,390,000
GO Bonds Series 2016G (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	7,390,000	7,390,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	5,330,000	5,330,000
Transportation Fund RB Series 2016B (LIQ: US BANK NA)	a,c	1.60%		04/02/18	21,940,000	21,940,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.62%		04/05/18	37,390,000	37,390,000
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	6,665,000	6,665,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)	b	1.70%		04/05/18	2,740,000	2,740,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	12,560,000	12,560,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.62%		04/05/18	4,390,000	4,390,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.62%		04/05/18	6,120,000	6,120,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.62%		04/05/18	19,950,000	19,950,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	a,c	1.71%		04/05/18	5,050,000	5,050,000
RB (Harvard Univ) Series 2010B2 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	1,500,000	1,500,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	a,c	1.61%		04/05/18	11,250,000	11,250,000
RB (Partners Healthcare System) Series 2017S (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	4,560,000	4,560,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	4,170,000	4,170,000
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	4,265,000	4,265,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	3,300,000	3,300,000
RB (Partners Healthcare) Series 2017S (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	4,000,000	4,000,000
RB (Partners Healthcare) Series 2017S-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	1,500,000	1,500,000
Massachusetts Health & Educational Facilities Auth
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)	b	1.66%		04/05/18	1,645,000	1,645,000
RB (Capital Asset Program) Series M4A (LOC: BANK OF AMERICA NA)	b	1.66%		04/05/18	3,240,000	3,240,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,100,000	5,100,000
Massachusetts HFA
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	a,c	1.63%		04/05/18	2,430,000	2,430,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a,c	1.63%		04/05/18	3,540,000	3,540,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a,c	1.62%		04/05/18	18,745,000	18,745,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)	b	1.63%		04/05/18	4,765,000	4,765,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	4,125,000	4,125,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	7,500,000	7,500,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	10,830,000	10,830,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	8,985,000	8,985,000
Sr Dedicated Sales Tax Refunding Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	3,800,000	3,800,000
Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	5,750,000	5,750,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	11,340,000	11,340,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	5,365,000	5,365,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	8,000,000	8,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	8,325,000	8,325,000
						298,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 2.1%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.62%		04/05/18	5,595,000	5,595,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.62%		04/05/18	18,150,000	18,150,000
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	b	1.68%		04/05/18	1,750,000	1,750,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	15,000,000	15,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	3,200,000	3,200,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	1,000,000	1,000,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	3,775,000	3,775,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	2,000,000	2,000,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	b	1.63%		04/05/18	9,450,000	9,450,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)	b	1.70%		04/05/18	34,290,000	34,290,000
Rental Housing RB Series 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.71%		04/05/18	60,085,000	60,085,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)	b	1.70%		04/05/18	33,845,000	33,845,000
Rental Housing RB Series 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.64%		04/05/18	11,605,000	11,605,000
Rental Housing RB Series 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.64%		04/05/18	33,665,000	33,665,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	14,250,000	14,250,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	15,835,000	15,835,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.60%		04/05/18	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	b	1.72%		04/05/18	2,625,000	2,625,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	b	1.73%		04/05/18	10,000,000	10,000,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	b	1.62%		04/05/18	18,045,000	18,045,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	1,300,000	1,300,000
						313,940,000
Minnesota 0.6%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.61%		04/05/18	20,275,000	20,275,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.66%		04/05/18	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.69%		04/05/18	15,250,000	15,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		04/05/18	13,540,000	13,540,000
Minneapolis
Health Care System RB (Fairview Health) Series 2008D (LOC: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	5,710,000	5,710,000
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: WELLS FARGO BANK NA)	b	1.75%		04/05/18	1,345,000	1,345,000
Minnesota
GO Bonds Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	3,400,000	3,400,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: ROYAL BANK OF CANADA)	b	1.63%		04/05/18	4,755,000	4,755,000
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.64%		04/05/18	13,150,000	13,150,000
St. Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.50%		04/05/18	1,040,000	1,040,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	b	1.49%		04/05/18	4,760,000	4,760,000
						88,930,000
Mississippi 0.4%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	b	1.70%		04/02/18	29,950,000	29,950,000
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)	b	1.76%		04/05/18	2,040,000	2,040,000
IDRB (Chevron) Series 2007C	b	1.70%		04/02/18	1,270,000	1,270,000
IDRB (Chevron) Series 2007E	b	1.70%		04/02/18	1,900,000	1,900,000
IDRB (Chevron) Series 2010H	b	1.70%		04/02/18	10,500,000	10,500,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	a,c	1.61%		04/05/18	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	5,360,000	5,360,000
						59,220,000
Missouri 1.9%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	7,200,000	7,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NA)	b	1.70%		04/05/18	2,160,000	2,160,000
Kansas City
RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.63%		04/05/18	4,200,000	4,200,000
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.62%		04/05/18	12,100,000	12,100,000
Water RB Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/31/18	8,580,000	8,580,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.70%		04/05/18	9,675,000	9,675,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NA)	b	1.61%		04/05/18	29,560,000	29,560,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/24/18	10,705,000	10,705,000
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	1,665,000	1,665,000
Wastewater System Revenue & Refunding Bonds Series 2017A (LIQ: WELLS FARGO BANK NA)	a,c	1.61%		04/05/18	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Washington Univ) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	2,250,000	2,250,000
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	66,000,000	66,000,000
Health Facilities RB (BJC Health) Series 2014 (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	8,000,000	8,000,000
Health Facilities RB (Mercy Health) Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	15,315,000	15,315,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NA)	a,c	1.72%		04/02/18	35,425,000	35,425,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002	b	1.72%		04/05/18	18,000,000	18,000,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	b	1.81%		04/05/18	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	3,800,000	3,800,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	16,275,000	16,275,000
St. Louis IDA
M/F Housing RB (Hamilton Place Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		04/05/18	4,435,000	4,435,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NA)	b	1.70%		04/05/18	1,625,000	1,625,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NA)	b	1.70%		04/05/18	5,170,000	5,170,000
						289,845,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nebraska 1.1%
Douglas Cnty
Solid Waste Disposal RB (Waste Management) Series 2003A (LOC: BANK OF AMERICA NA)	b	1.68%		04/05/18	10,000,000	10,000,000
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	5,265,000	5,265,000
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NA)	a,c	1.60%		04/05/18	25,525,000	25,525,000
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.63%		04/05/18	9,045,000	9,045,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		04/05/18	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		04/05/18	32,455,000	32,455,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		04/05/18	27,535,000	27,535,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	b	1.60%		04/05/18	13,570,000	13,570,000
Washington Cnty
IDRB (Cargill) Series 2010	b	1.62%		04/05/18	17,000,000	17,000,000
IDRB (Cargill) Series 2010B	b	1.61%		04/05/18	10,000,000	10,000,000
						159,345,000
Nevada 2.2%
Clark Cnty
Airport System RB Series 2008D2A (LOC: WELLS FARGO BANK NA)	b	1.59%		04/05/18	1,550,000	1,550,000
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.68%		04/05/18	35,985,000	35,985,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.63%		04/05/18	49,330,000	49,330,000
Airport System Sub Lien RB Series 2011B1 (LOC: CITIBANK NA)	b	1.63%		04/05/18	44,000,000	44,000,000
GO Refunding Bonds Series 2017C (LIQ: US BANK NA)	a,c	1.63%		04/05/18	6,400,000	6,400,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	b	1.65%		04/05/18	50,000,000	50,000,000
LT GO Bonds Series 2008 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	28,420,000	28,420,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	5,905,000	5,905,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/21/18	8,640,000	8,640,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.61%		04/05/18	9,000,000	9,000,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.62%		04/05/18	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/07/18	9,990,000	9,990,000
Nevada Housing Division
Housing RB (The Bluffs at Reno Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		04/05/18	17,850,000	17,850,000
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.71%		04/05/18	7,660,000	7,660,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		04/05/18	11,800,000	11,800,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		04/05/18	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		04/05/18	11,700,000	11,700,000
RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		04/05/18	6,300,000	6,300,000
						324,425,000
New Hampshire 0.9%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.73%		04/05/18	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.73%		04/05/18	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.73%		04/05/18	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a,b	1.73%		04/05/18	45,000,000	45,000,000
						128,500,000
New Jersey 2.6%
New Jersey
TRAN Series Fiscal 2018 (LOC: ROYAL BANK OF CANADA)	a,c	1.76%		04/02/18	65,000,000	65,000,000
TRAN Series Fiscal 2018 (LOC: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	178,285,000	178,285,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a,c	1.61%		04/05/18	4,000,000	4,000,000
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.67%		04/05/18	940,000	940,000
Motor Vehicle Surcharges RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a,c	1.66%		04/05/18	5,715,000	5,715,000
New Jersey Health Care Facilities Financing Auth
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)	b	1.67%		04/05/18	2,980,000	2,980,000
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2008Z (LIQ: ROYAL BANK OF CANADA)	b	1.59%		04/05/18	1,565,000	1,565,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.62%		04/05/18	36,410,000	36,410,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.62%		04/05/18	84,110,000	84,110,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a,c	1.62%		04/05/18	14,800,000	14,800,000
						393,805,000
New York 12.8%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)	b	1.62%		04/05/18	13,560,000	13,560,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NA)	a,c	1.61%		04/05/18	7,985,000	7,985,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	3,750,000	3,750,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.63%		04/05/18	7,775,000	7,775,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	b	1.68%		04/05/18	3,695,000	3,695,000
New York City
GO Bonds Fiscal 2006 Series I5 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.72%		04/02/18	6,305,000	6,305,000
GO Bonds Fiscal 2008 Series J8 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.70%		04/05/18	24,800,000	24,800,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	3,500,000	3,500,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	b	1.77%		04/02/18	1,000,000	1,000,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	b	1.75%		04/02/18	12,700,000	12,700,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.53%		04/05/18	10,250,000	10,250,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	25,835,000	25,835,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	6,175,000	6,175,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	b	1.70%		04/02/18	2,600,000	2,600,000
New York City Capital Resource Corp
RB (Cobble Hill Health Center) Series 2008B1 (LOC: BANK OF AMERICA NA)	b	1.65%		04/05/18	19,120,000	19,120,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		04/05/18	47,875,000	47,870,694
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	2,625,000	2,625,000
M/F Housing RB Series G1 (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	8,250,000	8,250,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	b	1.70%		04/05/18	4,250,000	4,250,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	b	1.71%		04/05/18	5,310,000	5,310,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)	b	1.70%		04/05/18	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.71%		04/05/18	4,000,000	4,000,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	b	1.56%		04/05/18	24,000,000	24,000,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.57%		04/05/18	4,900,000	4,900,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	37,400,000	37,400,000
M/F Rental Housing RB (Rivereast Apts) Series A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.71%		04/05/18	45,000,000	45,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		04/05/18	50,000,000	50,000,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		04/05/18	50,000,000	50,000,000
New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: FEDERAL HOME LOAN BANKS)	b	1.16%		04/05/18	4,015,000	4,015,000
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	b	1.59%		04/05/18	8,000,000	8,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	4,555,000	4,555,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	18,675,000	18,675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.60%		04/05/18	9,500,000	9,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series AA4 (LIQ: BANK OF MONTREAL)	b	1.73%		04/02/18	4,215,000	4,215,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series BB & Fiscal 2012 Series AA (LIQ: DEUTSCHE BANK AG)	a,c	1.62%		04/05/18	4,905,000	4,905,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	2,625,000	2,625,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB1 & 2017 Series EE (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	8,200,000	8,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	7,850,000	7,850,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series FF2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG1 (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	13,000,000	13,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.60%		04/05/18	13,815,000	13,815,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	17,305,000	17,305,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	b	1.73%		04/02/18	13,250,000	13,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	5,650,000	5,650,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	4,000,000	4,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.60%		04/05/18	11,555,000	11,555,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,865,000	5,865,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	b	1.58%		04/02/18	45,045,000	45,045,000
Future Tax Secured Sub Bonds Fiscal 2011 Series C (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	2,500,000	2,500,000
Future Tax Secured Sub RB Fiscal 2010 Series A1 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	3,000,000	3,000,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	3,300,000	3,300,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	1,320,000	1,320,000
New York Liberty Development Corp
Liberty RB Series 1WTC -2011 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	5,910,000	5,910,000
New York State Dormitory Auth
RB (Cornell Univ) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	5,000,000	5,000,000
State Personal Income Tax RB Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	7,365,000	7,365,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	4,200,000	4,200,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: DEUTSCHE BANK AG)	a,c	1.62%		04/05/18	3,745,000	3,745,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	14,000,000	14,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	3,750,000	3,750,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,c	1.61%		04/05/18	2,580,000	2,580,000
State Sales Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.60%		04/05/18	16,770,000	16,770,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	b	1.60%		04/05/18	49,385,000	49,385,000
New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMORGAN CHASE BANK NA)	b	1.67%		04/05/18	18,200,000	18,200,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	1,900,000	1,900,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.63%		04/05/18	11,270,000	11,270,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.61%		04/05/18	12,295,000	12,295,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	42,500,000	42,500,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	16,600,000	16,600,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	31,000,000	31,000,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		04/05/18	70,900,000	70,900,000
Housing RB (55 W 25th Street) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.56%		04/05/18	75,000,000	75,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	22,640,000	22,640,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		04/05/18	7,200,000	7,199,352
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.62%		04/05/18	61,475,000	61,475,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	72,000,000	72,000,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	12,000,000	12,000,000
Housing RB (Capitol Green Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.62%		04/05/18	10,900,000	10,900,000
Housing RB (Chelsea Apartments) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		04/05/18	61,600,000	61,600,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		04/05/18	5,800,000	5,800,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		04/05/18	12,400,000	12,400,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		04/05/18	54,110,000	54,110,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		04/05/18	51,000,000	50,995,414
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.56%		04/05/18	55,000,000	55,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	46,400,000	46,400,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	50,200,000	50,200,000
Housing RB (Worth St Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	33,300,000	33,300,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)	b	1.59%		04/05/18	11,550,000	11,550,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	b	1.75%		04/02/18	9,020,000	9,020,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Homeowner Mortgage RB Series 144 (LIQ: JPMORGAN CHASE BANK NA)	b	1.86%		04/02/18	17,845,000	17,845,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	b	1.67%		04/05/18	16,090,000	16,090,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	17,700,000	17,700,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.60%		04/05/18	9,000,000	9,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	11,600,000	11,600,000
Port Auth of New York & New Jersey
Consolidated Bonds 152nd Series (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	32,970,000	32,970,000
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.66%		04/05/18	6,440,000	6,440,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.68%		04/05/18	2,200,000	2,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.66%		04/05/18	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a,c	1.61%		04/05/18	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.66%		04/05/18	1,660,000	1,660,000
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	12,915,000	12,915,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a,c	1.64%		04/05/18	2,050,000	2,050,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	3,660,000	3,660,000
Consolidated Bonds 198th series (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	3,750,000	3,750,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	3,050,000	3,050,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	a,c	1.60%		04/05/18	2,470,000	2,470,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,475,000	5,475,000
Ramapo Housing Auth
Facilities RB (Spring Valley Homes) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.63%		04/05/18	9,890,000	9,890,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	6,000,000	6,000,000
Triborough Bridge & Tunnel Auth
General RB Series 2009A2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.60%		04/05/18	18,435,000	18,435,000
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	2,500,000	2,500,000
General Refunding RB Series 2017B (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	2,495,000	2,495,000
						1,907,155,460
North Carolina 0.5%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.62%		04/05/18	2,250,000	2,250,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NA)	a,c	1.60%		04/05/18	22,985,000	22,985,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	2,750,000	2,750,000
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	4,000,000	4,000,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	6,400,000	6,400,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	3,200,000	3,200,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.60%		04/05/18	9,500,000	9,500,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	2,249,000	2,249,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.62%		04/05/18	1,475,000	1,475,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NA)	a,c	1.60%		04/02/18	8,190,000	8,190,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.62%		04/05/18	7,000,000	7,000,000
						69,999,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	b	1.61%		04/05/18	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	b	1.61%		04/05/18	7,465,000	7,465,000
Traill Cnty
IDRB Refunding Bonds (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.70%		04/05/18	3,480,000	3,480,000
						17,945,000
Ohio 1.5%
Cleveland Cnty Industrial Facilities & Pollution Control Financing Auth
Recreational Facilities RB (Cleveland Cnty Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.60%		04/05/18	8,485,000	8,485,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015A	b	1.65%		04/05/18	37,930,000	37,930,000
Airport Development RB (FlightSafety) Series 2015B	b	1.65%		04/05/18	22,170,000	22,170,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.62%		04/05/18	2,000,000	2,000,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.74%		04/05/18	3,100,000	3,100,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/24/18	6,000,000	6,000,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	b	1.70%		04/05/18	7,910,000	7,910,000
Montgomery Cnty
M/F Housing RB (Cambridge Commons Apts) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	b	1.68%		04/05/18	7,920,000	7,920,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio
Hospital RB (Cleveland Clinic) Series 2009B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,250,000	5,250,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	17,330,000	17,330,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)	b	1.63%		04/05/18	3,765,000	3,765,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)	b	1.63%		04/05/18	4,205,000	4,205,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)	b	1.63%		04/05/18	4,230,000	4,230,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,665,000	5,665,000
Hospital RB (Cleveland Clinic) Series 2009B1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	2,745,000	2,745,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.62%		04/05/18	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	b	1.73%		04/05/18	49,500,000	49,500,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)	b	1.55%		04/05/18	11,890,000	11,890,000
Univ of Cincinnati
RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	2,000,000	2,000,000
						221,475,000
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/12/18	11,040,000	11,040,000
Oregon 0.3%
Clackamas Cnty SD #7J
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/28/18	12,185,000	12,185,000
Oregon Business Development Commission
Business Development RB (Murphy Co) Series 230 (LOC: US BANK NA)	b	1.65%		04/05/18	6,000,000	6,000,000
Oregon Facilities Auth
M/F Housing RB (Vintage At Bend Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	4,995,000	4,995,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	b	1.65%		04/05/18	2,515,000	2,515,000
Oregon Housing & Community Services Dept
Housing Development RB (Redwood Park Apts) Series 2005F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	4,000,000	4,000,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/07/18	6,000,000	6,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a,c	1.61%		04/05/18	3,835,000	3,835,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.63%		04/05/18	7,800,000	7,800,000
						47,330,000
Pennsylvania 2.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D (LOC: JPMORGAN CHASE BANK NA)	a,c	1.76%		04/02/18	12,965,000	12,965,000
RB (Univ of Pittsburgh Medical Center) Series 2017D1 (LOC: ROYAL BANK OF CANADA)	a,c	1.74%		04/02/18	20,000,000	20,000,000
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	a,c	1.74%		04/02/18	35,000,000	35,000,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997	b	1.69%		04/05/18	10,800,000	10,800,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.66%		04/05/18	17,480,000	17,480,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	7,580,000	7,580,000
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	8,070,000	8,070,000
Health System RB (Geisinger Health) Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	6,315,000	6,315,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	4,995,000	4,995,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.61%		04/05/18	3,905,000	3,905,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.62%		04/05/18	6,165,000	6,165,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.63%		04/05/18	4,175,000	4,175,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.73%		04/05/18	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		04/05/18	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	b	1.80%		04/05/18	7,500,000	7,500,000
RB (Binney & Smith) Series 1997B (LOC: JPMORGAN CHASE BANK NA)	b	1.85%		04/05/18	285,000	285,000
Pennsylvania
GO Bonds 1st Series 2012 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.62%		04/05/18	2,000,000	2,000,000
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.61%		04/05/18	57,385,000	57,385,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.70%		04/05/18	1,800,000	1,800,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.70%		04/05/18	1,500,000	1,500,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.66%		04/05/18	5,390,000	5,390,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)	b	1.62%		04/05/18	23,465,000	23,465,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)	b	1.62%		04/05/18	26,550,000	26,550,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)	b	1.62%		04/05/18	16,905,000	16,905,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.63%		04/05/18	3,235,000	3,235,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)	b	1.63%		04/05/18	3,775,000	3,775,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.63%		04/05/18	4,600,000	4,600,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.68%		04/05/18	5,410,000	5,410,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	3,270,000	3,270,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	a,c	1.64%		04/05/18	5,350,000	5,350,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.63%		04/05/18	5,000,000	5,000,000
Refunding RB (Univ of Pennsylvania Health) Series 2016C (LIQ: BANK OF AMERICA NA)	a,c	1.62%		04/05/18	4,095,000	4,095,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.62%		04/05/18	6,905,000	6,905,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)	b	1.63%		04/05/18	24,200,000	24,200,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.44%		04/05/18	11,635,000	11,635,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.41%		04/05/18	2,900,000	2,900,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.41%		04/05/18	4,400,000	4,400,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2005A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.60%		04/05/18	7,500,000	7,500,000
						387,515,000
Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
M/F Mortgage RB (Groves at Johnson) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		04/05/18	24,750,000	24,750,000
South Carolina 0.5%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/17/18	3,000,000	3,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	6,000,000	6,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a,c	1.61%		04/05/18	2,125,000	2,125,000
Lancaster Cnty SD
GO Bonds Series 2017 (GTY: SOUTH CAROLINA SD CREDIT ENH PROG (PRE-D INT)) (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	9,415,000	9,415,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)	b	1.65%		04/05/18	24,555,000	24,555,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	b	1.71%		04/05/18	25,000,000	25,000,000
						70,095,000
South Dakota 0.1%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.69%		04/05/18	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)	b	1.72%		04/05/18	5,500,000	5,500,000
						10,700,000
Tennessee 1.1%
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	b	1.68%		04/05/18	1,000,000	1,000,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	a,b	1.68%		04/05/18	3,475,000	3,475,000
Pooled Financing RB Series 2009 (LOC: BANK OF AMERICA NA)	b	1.68%		04/05/18	8,220,000	8,220,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	1,900,000	1,900,000
Lewisburg IDB
Solid Waste Disposal RB (Waste Management of Tennessee) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.65%		04/05/18	5,000,000	5,000,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.72%		04/02/18	21,570,000	21,570,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	6,855,000	6,855,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NA)	b	1.66%		04/05/18	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.61%		04/05/18	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a,b	1.68%		04/05/18	145,000	145,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	b	1.68%		04/05/18	7,830,000	7,830,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	a,c	1.61%		04/05/18	1,000,000	1,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.53%		04/05/18	24,615,000	24,615,000
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)	b	1.63%		04/05/18	8,500,000	8,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	b	1.63%		04/05/18	22,095,000	22,095,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		04/05/18	3,200,000	3,200,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/21/18	33,195,000	33,195,000
						169,920,000
Texas 12.3%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	6,670,000	6,670,000
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/17/18	7,285,000	7,285,000
Sub Hotel Occupancy Tax Refunding RB Series 2008B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.62%		04/05/18	21,210,000	21,210,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.70%		04/05/18	10,375,000	10,375,000
Boerne ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	a,c	1.62%		04/05/18	2,790,000	2,790,000
Brazos Harbor IDC
RB (BASF Corp) Series 2003	b	1.72%		04/05/18	19,000,000	19,000,000
Refunding RB (BASF Corp) Series 2006	b	1.72%		04/05/18	35,000,000	35,000,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001	b	1.72%		04/05/18	21,000,000	21,000,000
RB (BASF Corp) Series 2002	b	1.72%		04/05/18	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.67%		04/05/18	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	b	1.67%		04/05/18	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.66%		04/05/18	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.67%		04/05/18	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.66%		04/05/18	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	b	1.67%		04/05/18	42,000,000	42,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.67%		04/05/18	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.66%		04/05/18	32,300,000	32,300,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		04/05/18	14,760,000	14,760,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.61%		04/05/18	12,305,000	12,305,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.60%		04/02/18	4,275,000	4,275,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	3,335,000	3,335,000
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.72%		04/02/18	29,830,000	29,830,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Management) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.63%		04/05/18	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	b	1.63%		04/05/18	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: COBANK ACB)	b	1.63%		04/05/18	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	b	1.72%		04/05/18	2,275,000	2,275,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.72%		04/05/18	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	6,520,000	6,520,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	b	1.68%		04/05/18	10,380,000	10,380,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	1.60%		04/05/18	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/12/18	4,850,000	4,850,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,c	1.63%		04/05/18	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.61%		04/05/18	35,600,000	35,600,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	b	1.73%		04/02/18	4,000,000	4,000,000
RB (ExxonMobil) Series 2001B	b	1.73%		04/02/18	22,400,000	22,400,000
Solid Waste Disposal RB (Waste Management) Series 2004A (LOC: JPMORGAN CHASE BANK NA)	b	1.68%		04/05/18	32,700,000	32,700,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	b	1.72%		04/05/18	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	b	1.72%		04/05/18	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: WELLS FARGO BANK NA)	b	1.72%		04/05/18	4,000,000	4,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	860,000	860,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Health) Series 2016D	b	1.60%		04/05/18	1,605,000	1,605,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	b	1.72%		04/02/18	21,600,000	21,600,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	b	1.65%		04/05/18	11,345,000	11,345,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	6,915,000	6,915,000
Hays Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/12/18	4,670,000	4,670,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.63%		04/05/18	7,000,000	7,000,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	11,250,000	11,250,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.62%		04/05/18	10,055,000	10,055,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	b	1.70%		04/05/18	13,600,000	13,600,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	b	1.73%		04/02/18	40,190,000	40,190,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NA)	a,c	1.60%		04/05/18	3,900,000	3,900,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	1.60%		04/05/18	9,755,000	9,755,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)	b	1.72%		04/05/18	4,330,000	4,330,000
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	4,140,000	4,140,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.62%		04/05/18	18,500,000	18,500,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NA)	a,c	1.72%		04/02/18	44,660,000	44,660,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	17,655,000	17,655,000
Northwest ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	1.60%		04/05/18	6,670,000	6,670,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		04/05/18	9,930,000	9,930,000
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	2,500,000	2,500,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	b	1.66%		04/05/18	57,565,000	57,565,000
Exempt Facilities RB (Total USA) Series 2011	b	1.66%		04/05/18	40,000,000	40,000,000
Exempt Facilities RB (Total USA) Series 2012	b	1.66%		04/05/18	89,200,000	89,200,000
Exempt Facilities RB (Total USA) Series 2012A	b	1.66%		04/05/18	64,200,000	64,200,000
Exempt Facilities RB (Total USA) Series 2012B	b	1.66%		04/05/18	20,000,000	20,000,000
Port of Houston Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.66%		04/05/18	37,830,000	37,830,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	b	1.66%		04/05/18	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	b	1.66%		04/05/18	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B	b	1.71%		04/05/18	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B	b	1.71%		04/05/18	10,000,000	10,000,000
RB (BASF Corp) Series 1998	b	1.69%		04/05/18	15,200,000	15,200,000
RB (BASF Corp) Series 2002A	b	1.72%		04/05/18	15,000,000	15,000,000
RB (BASF Corp) Series 2003A	b	1.72%		04/05/18	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008	b	1.71%		04/05/18	50,000,000	50,000,000
San Antonio
Electric & Gas Systems Jr Lien RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	26,625,000	26,625,000
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	11,975,000	11,975,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/24/18	8,115,000	8,115,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.61%		04/05/18	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	10,705,000	10,705,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	10,800,000	10,800,000
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	12,635,000	12,635,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	11,250,000	11,250,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas
GO Bonds Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	7,500,000	7,500,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.62%		04/05/18	38,000,000	38,000,000
GO Refunding Bonds Series 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.70%		04/05/18	3,700,000	3,700,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	10,490,000	10,490,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		04/05/18	12,620,000	12,620,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	5,060,000	5,060,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	12,880,000	12,880,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	15,000,000	15,000,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.68%		04/05/18	11,775,000	11,775,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.61%		04/05/18	14,065,000	14,065,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	12,295,000	12,295,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	11,600,000	11,600,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	b	1.70%		04/05/18	23,590,000	23,590,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS (STATE OF))	b	1.70%		04/05/18	5,800,000	5,800,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	b	1.70%		04/05/18	18,260,000	18,260,000
Texas Transportation Commission
GO Bonds Series 2008 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	4,870,000	4,870,000
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.62%		04/05/18	2,500,000	2,500,000
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	1.60%		04/02/18	14,800,000	14,800,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	16,000,000	16,000,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	7,300,000	7,300,000
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	1,950,000	1,950,000
						1,824,660,000
Utah 0.9%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	b	1.75%		04/05/18	1,100,000	1,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)	b	1.65%		04/05/18	8,720,000	8,720,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.64%		04/05/18	6,250,000	6,250,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a,c	1.61%		04/05/18	13,500,000	13,500,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	b	1.61%		04/05/18	55,365,000	55,365,000
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.60%		04/05/18	54,655,000	54,655,000
						139,590,000
Virginia 0.9%
Alexandria
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/12/18	4,800,000	4,800,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	a,c	1.60%		04/05/18	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005C1 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.59%		04/05/18	4,305,000	4,305,000
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,c	1.61%		04/05/18	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	5,500,000	5,500,000
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.62%		04/05/18	3,150,000	3,150,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)	b	1.68%		04/05/18	3,700,000	3,700,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/12/18	3,725,000	3,725,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.66%		04/05/18	22,445,000	22,445,000
Airport System Refunding RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)	b	1.64%		04/05/18	7,825,000	7,825,000
Airport System Refunding RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)	b	1.64%		04/05/18	18,605,000	18,605,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	a,c	1.66%		04/05/18	7,500,000	7,500,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.64%		04/05/18	2,500,000	2,500,000
Airport System Refunding RB Series 2017A (LIQ: CREDIT SUISSE AG)	a,c	1.66%		04/05/18	5,700,000	5,700,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.60%		04/05/18	7,500,000	7,500,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/26/18	4,600,000	4,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sussex Cnty IDA
Solid Waste Disposal RB (Waste Management) Series 2002A (LOC: JPMORGAN CHASE BANK NA)	b	1.65%		04/05/18	10,000,000	10,000,000
Univ of Virginia
General Refunding RB Series 2017B (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/31/18	5,320,000	5,320,000
						127,755,000
Washington 3.8%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/26/18	5,830,000	5,830,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.63%		04/05/18	5,000,000	5,000,000
Sewer Refunding RB Series 2011B (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	11,680,000	11,680,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	13,790,000	13,790,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	10,645,000	10,645,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.72%		04/05/18	3,820,000	3,820,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)	b	1.72%		04/05/18	6,475,000	6,475,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	b	1.65%		04/05/18	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.67%		04/05/18	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	b	1.67%		04/05/18	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.55%		04/05/18	66,145,000	66,145,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NA)	a,c	1.73%	04/04/18	06/28/18	12,800,000	12,800,000
Light & Power RB Series 2015A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	05/31/18	5,970,000	5,970,000
Light & Power Refunding RB Series 2011A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	1,000,000	1,000,000
Light & Power Refunding RB Series 2017C (LIQ: US BANK NA)	a,c	1.73%	04/05/18	06/28/18	10,300,000	10,300,000
LT GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/12/18	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.73%	04/05/18	04/26/18	7,770,000	7,770,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.72%		04/05/18	4,945,000	4,945,000
Tacoma SD #10
ULT Refunding GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	5,100,000	5,100,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	8,685,000	8,685,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	30,500,000	30,500,000
GO Bonds Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	7,500,000	7,500,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	3,365,000	3,365,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a,c	1.61%		04/05/18	9,250,000	9,250,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)	b	1.57%		04/05/18	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	b	1.68%		04/05/18	20,000,000	20,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a,c	1.61%		04/05/18	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	11,095,000	11,095,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,c	1.61%		04/05/18	8,675,000	8,675,000
RB (Seattle Children’s Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a,c	1.61%		04/05/18	8,155,000	8,155,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	9,375,000	9,375,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	4,640,000	4,640,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	3,480,000	3,480,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	8,930,000	8,930,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		04/05/18	5,560,000	5,560,000
M/F Housing RB (Eagle’s Landing Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	6,365,000	6,365,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	13,680,000	13,680,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		04/05/18	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		04/05/18	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		04/05/18	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	12,750,000	12,750,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		04/05/18	22,640,000	22,640,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	8,190,000	8,190,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		04/05/18	13,140,000	13,138,949
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.68%		04/05/18	6,750,000	6,750,000
M/F Housing Refunding RB (Ballard Landmark Inn) Series 2015A (LOC: FEDERAL HOME LOAN BANKS)	b	1.65%		04/05/18	31,590,000	31,590,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.66%		04/05/18	6,700,000	6,700,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.66%		04/05/18	5,300,000	5,300,000
						561,478,949
West Virginia 0.9%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)	b	1.65%		04/05/18	70,665,000	70,665,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	b	1.55%		04/05/18	38,000,000	38,000,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)	b	1.69%		04/05/18	4,000,000	4,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))	b	1.69%		04/05/18	19,350,000	19,350,000
						132,015,000
Wisconsin 0.9%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		04/05/18	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.65%		04/05/18	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a,c	1.61%		04/05/18	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.61%		04/05/18	6,865,000	6,865,000
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.63%		04/05/18	6,620,000	6,620,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	5,125,000	5,125,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.63%		04/05/18	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.61%		04/05/18	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a,c	1.61%		04/05/18	5,275,000	5,275,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	b	1.65%		04/05/18	10,300,000	10,300,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.70%		04/05/18	14,355,000	14,355,000
Home Ownership RB Series 2007E (LIQ: FEDERAL HOME LOAN BANKS)	b	1.72%		04/05/18	16,645,000	16,645,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	b	1.72%		04/05/18	4,865,000	4,865,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	b	1.72%		04/05/18	9,740,000	9,740,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	b	1.65%		04/05/18	6,735,000	6,735,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.65%		04/05/18	5,860,000	5,860,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	b	1.61%		04/05/18	35,000	35,000
						139,835,000
Wyoming 0.5%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: BANK OF AMERICA NA)	b	1.72%		04/05/18	11,400,000	11,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.66%		04/05/18	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.62%		04/05/18	6,000,000	6,000,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.62%		04/05/18	6,615,000	6,615,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.62%		04/05/18	11,885,000	11,885,000
						68,600,000
Other Investments 2.0%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a,b	1.67%		04/05/18	48,700,000	48,700,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a,b	1.73%		04/05/18	130,100,000	130,100,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	a,b	1.73%		04/05/18	7,000,000	7,000,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.73%		04/05/18	24,200,000	24,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.73%		04/05/18	71,000,000	71,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.73%		04/05/18	12,600,000	12,600,000
						293,600,000
Total Variable-Rate Municipal Securities
(Cost $12,458,940,081)						12,458,940,081
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,010,567,616 or 33.7% of net assets.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CCD —	Community college district
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 16.4% of net assets
Alabama 0.4%
Huntsville Healthcare Auth
CP		1.35%		05/21/18	3,500,000	3,500,000
CP		1.38%		06/11/18	5,000,000	5,000,000
						8,500,000
California 2.5%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.27%		05/01/18	4,220,000	4,220,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.27%		05/02/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004I		1.27%		05/03/18	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2004I		1.45%		07/12/18	19,135,000	19,135,000
RB (Kaiser Permanente) Series 2008B		1.30%		08/01/18	18,300,000	18,300,000
						55,655,000
Colorado 0.6%
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.32%		06/05/18	13,489,000	13,489,000
Delaware 0.5%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.37%		05/01/18	10,000,000	10,000,000
District of Columbia 0.9%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.18%		04/03/18	20,000,000	20,000,000
Illinois 0.7%
Chicago
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		1.37%		06/14/18	3,619,000	3,619,000
OHare Airport CP Notes Series 2009C (LOC: BARCLAYS BANK PLC)		1.38%		06/14/18	5,517,000	5,517,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/29/18	6,660,000	6,660,000
						15,796,000
Louisiana 0.2%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.80%		03/15/19	5,000,000	5,000,000
Michigan 0.0%
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-3		1.40%		06/29/18	430,000	429,864
New York 3.3%
Bayport Blue Point UFSD
TAN 2017-2018		2.00%		06/27/18	8,100,000	8,112,071
Bedford CSD
Building Improvements BAN 2017		2.50%		07/13/18	3,000,000	3,011,563
Center Moriches UFSD
BAN 2017		2.25%		08/08/18	6,270,000	6,292,980
Clarence CSD
BAN 2017A		2.50%		06/28/18	2,000,000	2,006,602
Liverpool CSD
BAN		2.25%		06/28/18	6,140,000	6,157,053
Middletown City SD
BAN 2017		2.50%		06/21/18	3,990,000	4,002,386
New York State Power Auth
CP Series 1&2		1.23%		04/04/18	17,548,000	17,548,000
CP Series 1&2		1.55%		05/23/18	2,000,000	2,000,000
Patchogue-Medford UFSD
TAN 2017-2018		2.00%		06/22/18	5,000,000	5,006,966
Ravena-Coeymans-Selkirk CSD
BAN 2017		2.50%		08/17/18	2,000,000	2,010,465
Three Village CSD
TAN 2017-2018		2.00%		06/27/18	6,000,000	6,009,148
West Islip UFSD
BAN 2017		2.15%		07/25/18	3,000,000	3,009,906
West Seneca
BAN 2017B		2.25%		07/26/18	7,000,000	7,025,739
						72,192,879
Ohio 1.3%
Franklin Cnty
RB (Trinity Health) Series 2013OH		1.27%		05/01/18	13,000,000	13,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008B5		1.30%		06/07/18	10,000,000	10,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NA)		1.80%		02/01/19	6,480,000	6,480,000
						29,480,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania 0.1%
Philadelphia
TRAN 2017-2018A		2.00%		06/29/18	2,000,000	2,003,291
Tennessee 0.3%
Metro Government of Nashville & Davidson Cnty
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.34%		05/31/18	3,000,000	3,000,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.25%		04/13/18	4,000,000	4,000,000
						7,000,000
Texas 2.8%
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.30%		05/22/18	14,000,000	14,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.18%		04/05/18	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.58%		06/05/18	4,000,000	4,000,000
Refunding RB (Methodist Hospital) Series 2009C2		1.17%		04/12/18	12,900,000	12,900,000
San Antonio
Electric & Gas Systems CP Series C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.56%		05/16/18	5,000,000	5,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.28%		04/12/18	5,000,000	5,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.35%		05/24/18	15,000,000	15,000,000
						60,900,000
Utah 1.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.20%		04/03/18	3,130,000	3,130,000
CP Series B (LIQ: BANK OF AMERICA NA)		1.23%		05/10/18	14,445,000	14,445,000
CP Series B1 (LIQ: BANK OF AMERICA NA)		1.30%		05/03/18	8,000,000	8,000,000
						25,575,000
Washington 0.0%
Washington
COP Series 2017A		5.00%		07/01/18	175,000	176,657
Wisconsin 1.6%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.06%		05/03/18	17,000,000	17,000,000
RB (Aurora Health Care) Series 2010C (LOC: BANK OF AMERICA NA)		1.25%		06/04/18	18,000,000	18,000,000
						35,000,000
Total Fixed-Rate Municipal Securities
(Cost $361,197,691)						361,197,691

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 82.0% of net assets
Alabama 4.4%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	4,540,000	4,540,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NA)	a,b	1.73%	04/05/18	04/19/18	5,955,000	5,955,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,b	1.63%		04/05/18	2,900,000	2,900,000
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	a,b	1.63%		04/05/18	10,310,000	10,310,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	c	1.63%		04/05/18	10,000,000	10,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	c	1.63%		04/05/18	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	c	1.63%		04/05/18	15,960,000	15,960,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	c	1.63%		04/05/18	1,550,000	1,550,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.63%		04/05/18	7,000,000	7,000,000
						98,215,000
Arizona 0.3%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	3,065,000	3,065,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	3,120,000	3,120,000
						6,185,000
California 2.2%
California
GO Bonds (LIQ: DEUTSCHE BANK AG)	a,b	1.63%		04/05/18	2,200,000	2,200,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A-2 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	1,000,000	1,000,000
RB (Stanford Hospital) Series 2012A (LIQ: DEUTSCHE BANK AG)	a,b	1.62%		04/05/18	3,300,000	3,300,000
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	2,000,000	2,000,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)	c	1.63%		04/05/18	5,285,000	5,285,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.68%	04/05/18	07/02/18	24,525,000	24,525,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	4,700,000	4,700,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	3,340,000	3,340,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of California
General RB Series 2013AF (LIQ: DEUTSCHE BANK AG)	a,b	1.61%		04/05/18	2,600,000	2,600,000
						48,950,000
Colorado 3.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	c	1.68%		04/05/18	16,535,000	16,535,000
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	5,670,000	5,670,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	7,000,000	7,000,000
Colorado Housing & Finance Auth
Homeownership Class I Bonds Series 2017BB (LIQ: ROYAL BANK OF CANADA)	a,b	1.63%		04/05/18	3,000,000	3,000,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,b	1.62%		04/05/18	12,240,000	12,240,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NA)	a,b	1.73%	04/05/18	06/07/18	1,715,000	1,715,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	c	1.65%		04/05/18	8,700,000	8,700,000
Univ of Colorado
Enterprise RB Series 2014A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	11,225,000	11,225,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,b	1.62%		04/05/18	8,765,000	8,765,000
						74,850,000
Connecticut 0.6%
Connecticut Development Auth Airport
Hotel Refunding RB Series 2006A (LOC: TD BANK NA)	c	1.66%		04/05/18	9,400,000	9,400,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.62%		04/05/18	3,750,000	3,750,000
						13,150,000
Delaware 0.4%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A	c	1.72%		04/02/18	9,495,000	9,495,000
District of Columbia 2.5%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a,b	1.61%		04/05/18	3,305,000	3,305,000
GO Bonds Series 2016D (LIQ: US BANK NA)	a,b	1.61%		04/05/18	5,515,000	5,515,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	4,665,000	4,665,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,b	1.73%	04/05/18	05/31/18	1,000,000	1,000,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	a,b	1.62%		04/05/18	6,200,000	6,200,000
District of Columbia HFA
M/F Housing RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		04/05/18	25,000,000	24,998,001

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a,b	1.62%		04/05/18	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	3,025,000	3,025,000
						54,908,001
Florida 1.9%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NA)	a,b	1.73%	04/05/18	05/31/18	1,995,000	1,995,000
Florida Dept of Transportation
Turnpike Refunding RB Series 2016C (LIQ: US BANK NA)	a,b	1.61%		04/05/18	7,505,000	7,505,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NA)	a,b	1.63%		04/05/18	2,500,000	2,500,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,b	1.62%		04/05/18	19,700,000	19,700,000
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	4,550,000	4,550,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	c	1.65%		04/05/18	5,230,000	5,230,000
						41,480,000
Georgia 3.5%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	13,870,000	13,870,000
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.68%	04/05/18	06/01/18	45,935,000	45,935,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.68%	04/05/18	06/01/18	14,230,000	14,230,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NA)	a,b	1.73%	04/05/18	05/17/18	4,000,000	4,000,000
						78,035,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2016FG (LIQ: ROYAL BANK OF CANADA)	a,b	1.62%		04/05/18	3,900,000	3,900,000
Illinois 6.2%
Bartlett Special Service Area #1
ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))	c	1.72%		04/05/18	5,550,000	5,550,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.65%		04/05/18	1,330,000	1,330,000
Illinois Finance Auth
RB (Advocate Health) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	9,000,000	9,000,000
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.65%		04/05/18	4,420,000	4,420,000
RB (Kohl Children’s Museum) Series 2004 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.65%		04/05/18	1,475,000	1,475,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.65%		04/05/18	3,500,000	3,500,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	c	1.65%		04/05/18	1,150,000	1,150,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	8,000,000	8,000,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)	c	1.68%		04/05/18	3,700,000	3,700,000
RB (Univ of Chicago Medical Center) Series 2011C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	8,625,000	8,625,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	940,000	940,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	2,000,000	2,000,000
Student Housing RB (IIT State Street Corp) Series 2002A (LOC: BMO HARRIS BANK NA)	c	1.65%		04/05/18	9,930,000	9,930,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.74%		04/05/18	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a,b	1.66%		04/05/18	6,665,000	6,665,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a,b	1.63%		04/05/18	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	7,400,000	7,400,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,b	1.60%		04/05/18	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	8,300,000	8,300,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,b	1.63%		04/05/18	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.62%		04/05/18	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,b	1.63%		04/05/18	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.65%		04/05/18	2,415,000	2,415,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.68%		04/05/18	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,b	1.66%		04/05/18	3,045,000	3,045,000
						138,215,000
Indiana 2.2%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	c	1.63%		04/05/18	28,500,000	28,500,000
Refunding & RB (Trinity Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	7,500,000	7,500,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	7,055,000	7,055,000
Indiana Health & Educational Facility Financing Auth
Health System Refunding RB (Sisters of St. Francis Health) Series 2006E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.68%		04/05/18	4,925,000	4,925,000
						47,980,000
Iowa 2.2%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.66%		04/05/18	3,000,000	3,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	c	1.62%		04/05/18	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2011A	c	1.61%		04/05/18	2,600,000	2,600,000
Midwestern Disaster Area RB (Cargill) Series 2012A	c	1.62%		04/05/18	16,900,000	16,900,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	c	1.63%		04/05/18	10,000,000	10,000,000
						47,759,000
Kansas 0.6%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	c	1.73%		04/05/18	14,400,000	14,400,000
Louisiana 1.8%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	1.67%		04/05/18	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.62%		04/05/18	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	c	1.63%		04/05/18	4,830,000	4,830,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.64%		04/05/18	3,270,000	3,270,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	c	1.63%		04/05/18	3,090,000	3,090,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	c	1.63%		04/05/18	4,770,000	4,770,000
						39,960,000
Maryland 1.0%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,b	1.60%		04/05/18	3,705,000	3,705,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.63%		04/05/18	7,660,000	7,660,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)	c	1.67%		04/05/18	1,565,000	1,565,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NA)	a,b	1.73%	04/05/18	04/26/18	6,570,000	6,570,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NA)	a,b	1.73%	04/05/18	06/14/18	1,695,000	1,695,000
						21,195,000
Massachusetts 0.8%
Massachusetts
GO Bonds Series 2016I (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.62%		04/05/18	3,335,000	3,335,000
GO Refunding Bonds Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	2,000,000	2,000,000
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2005G (LOC: TD BANK NA)	c	1.70%		04/02/18	4,690,000	4,690,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts HFA
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a,b	1.62%		04/05/18	5,000,000	5,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	2,240,000	2,240,000
Univ of Massachusetts Building Auth
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	1,300,000	1,300,000
						18,565,000
Michigan 4.9%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,b	1.62%		04/05/18	5,775,000	5,775,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,b	1.62%		04/05/18	18,150,000	18,150,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	26,245,000	26,245,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	1,665,000	1,665,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	a,b	1.61%		04/05/18	5,110,000	5,110,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: BANK OF AMERICA NA)	a,b	1.63%		04/05/18	5,875,000	5,875,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	c	1.63%		04/05/18	2,945,000	2,945,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-6 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,b	1.61%		04/05/18	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	c	1.60%		04/05/18	14,200,000	14,200,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	4,000,000	4,000,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	5,971,500	5,971,500
						107,346,500
Minnesota 1.2%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	c	1.61%		04/05/18	8,325,000	8,325,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.66%		04/05/18	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.66%		04/05/18	5,865,000	5,865,000
						26,490,000
Mississippi 0.4%
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	a,b	1.61%		04/05/18	10,000,000	10,000,000
Missouri 1.5%
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	28,995,000	28,995,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	1.68%		04/05/18	2,365,000	2,365,000
						33,025,000
Nebraska 1.3%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NA)	c	1.66%		04/05/18	21,000,000	21,000,000
Washington Cnty
IDRB (Cargill) Series 2010	c	1.62%		04/05/18	8,480,000	8,480,000
						29,480,000
Nevada 0.7%
Clark Cnty
LT GO Bonds Series 2008 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	3,695,000	3,695,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,b	1.61%		04/05/18	7,440,000	7,440,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.62%		04/05/18	2,165,000	2,165,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NA)	a,b	1.73%	04/05/18	06/07/18	2,050,000	2,050,000
						15,350,000
New Jersey 2.2%
New Jersey
TRAN Series Fiscal 2018 (LOC: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	20,715,000	20,715,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a,b	1.61%		04/05/18	3,500,000	3,500,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.62%		04/05/18	14,055,000	14,055,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.62%		04/05/18	10,000,000	10,000,000
						48,270,000
New York 10.2%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NA)	a,b	1.61%		04/05/18	5,615,000	5,615,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	1,575,000	1,575,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a,b	1.61%		04/05/18	4,000,000	4,000,000
GO Bonds Fiscal 2006 Series I5 (LOC: BANK OF NEW YORK MELLON/THE)	c	1.72%		04/02/18	5,125,000	5,125,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	8,250,000	8,250,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	c	1.77%		04/02/18	2,225,000	2,225,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	c	1.75%		04/02/18	2,325,000	2,325,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	c	1.73%		04/02/18	5,460,000	5,460,000
GO Bonds Fiscal 2017 Series A5 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.80%		04/02/18	10,760,000	10,760,000
New York City Municipal Water Finance Auth
Water & Sewer System 1st Resolution RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)	c	1.75%		04/02/18	10,800,000	10,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	c	1.73%		04/02/18	700,000	700,000
Water & Sewer System RB Fiscal 2008 Series B3 (LIQ: BANK OF AMERICA NA)	c	1.70%		04/02/18	16,500,000	16,500,000
New York City Transitional Finance Auth
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	c	1.58%		04/02/18	1,400,000	1,400,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	c	1.75%		04/02/18	3,160,000	3,160,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	2,000,000	2,000,000
Future Tax Secured Sub RB Fiscal 2014 Series B3 (LIQ: BARCLAYS BANK PLC)	c	1.73%		04/02/18	10,525,000	10,525,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	1,320,000	1,320,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.63%		04/05/18	24,185,000	24,185,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	3,880,000	3,880,000
State Personal Income Tax RB Series 2014C (LIQ: DEUTSCHE BANK AG)	a,b	1.62%		04/05/18	12,990,000	12,990,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	2,110,000	2,110,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	4,000,000	4,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,b	1.61%		04/05/18	9,000,000	9,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	600,000	600,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: DEUTSCHE BANK AG)	a,b	1.62%		04/05/18	7,615,000	7,615,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,c	1.65%		04/05/18	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,c	1.65%		04/05/18	33,300,000	33,300,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.68%		04/05/18	4,825,000	4,825,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	1,000,000	1,000,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	3,000,000	3,000,000
						225,415,000
North Carolina 0.6%
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NA)	a,b	1.60%		04/05/18	4,115,000	4,115,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	2,755,000	2,755,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	5,585,500	5,585,500
RB (North Carolina Aquarium Society) Series 2004 (LOC: BANK OF AMERICA NA)	c	1.63%		04/05/18	1,520,000	1,520,000
						13,975,500
North Dakota 0.6%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NA)	a,b	1.73%	04/05/18	04/19/18	12,230,000	12,230,000
Ohio 0.6%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.62%		04/05/18	2,000,000	2,000,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.61%		04/05/18	3,165,000	3,165,000
Ohio
Hospital RB (Cleveland Clinic) Series 2009B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	1,000,000	1,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio Higher Educational Facility Commission
Hospital Refunding RB (Cleveland Clinic) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.61%		04/05/18	2,545,000	2,545,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.62%		04/05/18	5,000,000	5,000,000
						13,710,000
Oklahoma 0.2%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NA)	a,b	1.73%	04/05/18	04/12/18	4,980,000	4,980,000
Oregon 0.7%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	c	1.63%		04/05/18	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	1.65%		04/05/18	4,990,000	4,990,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NA)	a,b	1.73%	04/05/18	06/07/18	3,500,000	3,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a,b	1.61%		04/05/18	3,000,000	3,000,000
						14,490,000
Pennsylvania 1.6%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.41%		04/05/18	10,190,000	10,190,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D (LOC: JPMORGAN CHASE BANK NA)	a,b	1.76%		04/02/18	2,235,000	2,235,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	c	1.66%		04/05/18	3,200,000	3,200,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	1,670,000	1,670,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.62%		04/05/18	4,220,000	4,220,000
Pennsylvania
GO Bonds 1st Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	800,000	800,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.44%		04/05/18	2,065,000	2,065,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.41%		04/05/18	8,315,000	8,315,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.41%		04/05/18	3,855,000	3,855,000
						36,550,000
South Carolina 0.3%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NA)	a,b	1.73%	04/05/18	05/17/18	1,845,000	1,845,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	3,000,000	3,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a,b	1.61%		04/05/18	975,000	975,000
						5,820,000
Tennessee 0.8%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	c	1.68%		04/05/18	1,000,000	1,000,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.62%		04/05/18	12,795,000	12,795,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a,c	1.68%		04/05/18	465,000	465,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	c	1.68%		04/05/18	960,000	960,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	a,b	1.61%		04/05/18	2,000,000	2,000,000
						17,220,000
Texas 9.3%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001	c	1.67%		04/05/18	12,000,000	12,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a,b	1.61%		04/05/18	2,500,000	2,500,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	1.63%		04/05/18	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,b	1.61%		04/05/18	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	6,850,000	6,850,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	c	1.72%		04/02/18	15,410,000	15,410,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,b	1.63%		04/05/18	3,000,000	3,000,000
Katy ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	a,b	1.62%		04/05/18	5,010,000	5,010,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.62%		04/05/18	10,000,000	10,000,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.61%		04/05/18	4,055,000	4,055,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	c	1.66%		04/05/18	3,200,000	3,200,000
Exempt Facilities RB (Total USA) Series 2011	c	1.66%		04/05/18	30,000,000	30,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Exempt Facilities RB (Total USA) Series 2012	c	1.66%		04/05/18	5,400,000	5,400,000
Exempt Facilities RB (Total USA) Series 2012A	c	1.66%		04/05/18	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B	c	1.66%		04/05/18	10,000,000	10,000,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	c	1.66%		04/05/18	8,100,000	8,100,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	5,000,000	5,000,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NA)	a,b	1.73%	04/05/18	05/24/18	2,160,000	2,160,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,b	1.61%		04/05/18	13,970,000	13,970,000
Texas
GO Refunding Bonds Series 2009D (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	5,000,000	5,000,000
Texas Transportation Commission
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.62%		04/05/18	2,635,000	2,635,000
Univ of Texas
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	13,050,000	13,050,000
Revenue Financing System Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.63%		04/05/18	5,625,000	5,625,000
						205,235,000
Utah 2.6%
Murray
Hospital RB (IHC Health Services) Series 2003D	c	1.72%		04/02/18	12,935,000	12,935,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	13,330,000	13,330,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.64%		04/05/18	15,625,000	15,625,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.61%		04/05/18	5,630,000	5,630,000
Sales Tax RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	7,230,000	7,230,000
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	3,370,000	3,370,000
						58,120,000
Virginia 0.8%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,b	1.61%		04/05/18	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a,b	1.61%		04/05/18	3,330,000	3,330,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	2,000,000	2,000,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NA)	a,b	1.73%	04/05/18	04/12/18	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	6,750,000	6,750,000
						17,980,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 3.0%
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2016S1 (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	2,665,000	2,665,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NA)	a,b	1.73%	04/05/18	04/26/18	2,990,000	2,990,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.63%		04/05/18	2,500,000	2,500,000
Sewer RB Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.63%		04/05/18	4,000,000	4,000,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)	c	1.63%		04/05/18	3,380,000	3,380,000
Seattle
Light & Power Refunding RB Series 2011A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NA)	a,b	1.73%	04/05/18	04/26/18	4,000,000	4,000,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	6,670,000	6,670,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	175,000	175,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	1,600,000	1,600,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	5,500,000	5,500,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a,b	1.61%		04/05/18	2,000,000	2,000,000
GO Bonds Series 2018C (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	4,000,000	4,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,b	1.61%		04/05/18	5,000,000	5,000,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,b	1.61%		04/05/18	8,665,000	8,665,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	5,000,000	5,000,000
						66,895,000
West Virginia 1.9%
Jackson County Commission
IDRB (Armstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	c	1.66%		04/05/18	35,000,000	35,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))	c	1.69%		04/05/18	6,445,000	6,445,000
						41,445,000
Wisconsin 1.4%
Ascension Health Alliance
RB Series 2016A (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	3,300,000	3,300,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a,b	1.61%		04/05/18	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	3,000,000	3,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.63%		04/05/18	2,940,000	2,940,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: ROYAL BANK OF CANADA)	a,b	1.63%		04/05/18	5,000,000	5,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.61%		04/05/18	4,565,000	4,565,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.61%		04/05/18	6,665,000	6,665,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	c	1.65%		04/05/18	3,020,000	3,020,000
						31,490,000
Other Investment 1.0%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a,c	1.67%		04/05/18	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $1,814,659,001)						1,814,659,001
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,026,452,000 or 46.4% of net assets.
b	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the funds’ investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88396MAR18

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 11.2% of net assets
New York 11.2%
Amityville UFSD
TAN 2017-2018		2.25%		06/22/18	5,500,000	5,510,171
Center Moriches UFSD
BAN 2017		2.25%		08/08/18	2,000,000	2,007,330
Clinton Cnty
Airport BAN Series 2017B		2.38%		06/08/18	7,445,000	7,461,506
Connetquot CSD
TAN 2017-2018		2.00%		06/27/18	20,200,000	20,231,448
Deer Park UFSD
TAN 2017		2.00%		06/27/18	9,875,000	9,888,339
Huntington UFSD
TAN 2017-2018		2.00%		06/22/18	18,000,000	18,023,532
Islip
BAN 2017B		2.50%		10/19/18	11,394,500	11,460,181
Middletown City SD
BAN Series 2017A		2.00%		06/21/18	15,100,000	15,117,914
New York State Dormitory Auth
CP (Cornell Univ)		1.23%		05/03/18	5,000,000	5,000,000
CP (Cornell Univ)		1.40%		08/30/18	14,890,000	14,890,000
CP (Cornell Univ)		1.39%		09/06/18	19,000,000	19,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 196		1.00%		04/01/18	990,000	990,000
New York State Power Auth
CP Series 1&2		1.40%		05/10/18	15,200,000	15,200,000
CP Series 1&2		1.55%		05/23/18	5,000,000	5,000,000
Extendible CP Series 1		1.17%		04/03/18	5,000,000	5,000,000
New York State Thruway Auth
Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/18	100,000	100,000
Patchogue-Medford UFSD
TAN 2017-2018		2.00%		06/22/18	11,500,000	11,516,202
1

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Auth of New York & New Jersey
Consolidated Bonds 189th Series		5.00%		05/01/18	250,000	250,749
CP Series B		1.28%		06/07/18	2,000,000	2,000,000
Riverhead CSD
TAN 2017-2018		2.00%		06/27/18	16,100,000	16,129,877
Smithtown CSD
TAN 2017-2018		2.00%		06/28/18	1,400,000	1,402,074
Total Fixed-Rate Municipal Securities
(Cost $186,179,323)						186,179,323

Variable-Rate Municipal Securities 88.5% of net assets
New York 88.5%
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.63%		04/05/18	2,935,000	2,935,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.63%		04/05/18	9,285,000	9,285,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.63%		04/05/18	11,410,000	11,410,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)	a	1.65%		04/05/18	1,260,000	1,260,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.63%		04/05/18	12,315,000	12,315,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	a	1.65%		04/05/18	4,420,000	4,420,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)	a	1.65%		04/05/18	7,990,000	7,990,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.46%		04/05/18	13,000,000	13,000,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	a	1.65%		04/05/18	1,465,000	1,465,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	a	1.63%		04/05/18	3,100,000	3,100,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	3,980,000	3,980,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	3,750,000	3,750,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	3,700,000	3,700,000
Dedicated Tax Fund Bonds Subseries 2017B-1 (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	6,400,000	6,400,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,665,000	6,665,000
2

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	5,345,000	5,345,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.62%		04/05/18	25,615,000	25,615,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)	a	1.64%		04/05/18	6,765,000	6,765,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.63%		04/05/18	17,875,000	17,875,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.46%		04/05/18	865,000	865,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	b,c	1.61%		04/05/18	8,700,000	8,700,000
GO Bonds Fiscal 2008 Series D4 (LIQ: BANK OF MONTREAL)	a	1.57%		04/05/18	1,500,000	1,500,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/01/18	4,800,000	4,800,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series A4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	a	1.63%		04/05/18	950,000	950,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		04/05/18	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		04/05/18	13,000,000	13,000,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	a	1.75%		04/02/18	3,375,000	3,375,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	16,500,000	16,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.61%		04/05/18	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	a	1.70%		04/02/18	645,000	645,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		04/05/18	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	16,000,000	16,000,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.79%		04/02/18	800,000	800,000
GO Bonds Fiscal 2017 Series B1 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	4,830,000	4,830,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NA)	b,c	1.73%	04/05/18	04/19/18	4,910,000	4,910,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.60%		04/05/18	12,260,000	12,260,000
M/F Housing RB (Sustainable Neighborhood) Series 2017G-3 (LIQ: WELLS FARGO BANK NA)	a	1.62%		04/05/18	10,000,000	10,000,000
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	10,000,000	10,000,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	a	1.57%		04/05/18	2,320,000	2,320,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.71%		04/05/18	4,035,000	4,035,000
3

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.71%		04/05/18	3,490,000	3,490,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	a	1.57%		04/05/18	19,200,000	19,200,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.71%		04/05/18	4,200,000	4,200,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.71%		04/05/18	1,300,000	1,300,000
M/F Rental Housing RB (Rivereast Apts) Series A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.71%		04/05/18	5,000,000	5,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	a	1.59%		04/05/18	32,000,000	32,000,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)	a	1.98%		04/05/18	350,000	350,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	1,000,000	1,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	2,425,000	2,425,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	2,000,000	2,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	4,715,000	4,715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series BB & Fiscal 2012 Series AA (LIQ: DEUTSCHE BANK AG)	b,c	1.62%		04/05/18	16,000,000	16,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3 (LIQ: ROYAL BANK OF CANADA)	a	1.60%		04/05/18	650,000	650,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG1 (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	3,000,000	3,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	7,300,000	7,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	10,000,000	10,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		04/05/18	14,700,000	14,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	7,500,000	7,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		04/05/18	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	20,040,000	20,040,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	28,150,000	28,150,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	a	1.75%		04/02/18	700,000	700,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	4,000,000	4,000,000
4

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.60%		04/05/18	10,130,000	10,130,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	b,c	1.61%		04/05/18	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	7,775,000	7,775,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	6,000,000	6,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	12,500,000	12,500,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	4,975,000	4,975,000
Building Aid RB Fiscal 2018 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	4,130,000	4,130,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		04/05/18	11,200,000	11,200,000
Future Tax Secured Bonds Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	3,750,000	3,750,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	10,990,000	10,990,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		04/05/18	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	6,480,000	6,480,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: CITIBANK NA)	b,c	1.59%		04/05/18	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2017 Series E1 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series A3 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/18	7,500,000	7,500,000
Future Tax Secured Sub RB Fiscal 2010 Series A1 (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	1,800,000	1,800,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	1,700,000	1,700,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	660,000	660,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	1,500,000	1,500,000
Future Tax Secured Sub RB Fiscal 2018 Series A3 (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	2,220,000	2,220,000
5

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Trust for Cultural Resources
RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)		1.62%	04/05/18	07/06/18	11,490,000	11,490,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.63%		04/05/18	5,815,000	5,815,000
New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.68%		04/05/18	7,835,000	7,835,000
RB (New York Univ) Series 2017A (LIQ: US BANK NA)	b,c	1.63%		04/05/18	4,375,000	4,375,000
RB (St. John’s Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.62%		04/05/18	26,020,000	26,020,000
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)	a	1.58%		04/05/18	9,410,000	9,410,000
State Personal Income Tax RB Series 2011A (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	2,000,000	2,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	8,000,000	8,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	1,875,000	1,875,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	6,250,000	6,250,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	5,665,000	5,665,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	b,c	1.61%		04/05/18	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	1.61%		04/05/18	5,790,000	5,790,000
State Sales Tax RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	5,000,000	5,000,000
State Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	7,600,000	7,600,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	a	1.60%		04/05/18	6,515,000	6,515,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	4,000,000	4,000,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	2,500,000	2,500,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	3,600,000	3,600,000
New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.52%		04/05/18	34,700,000	34,700,000
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.63%		04/05/18	5,445,000	5,444,897
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.61%		04/05/18	15,705,000	15,705,000
Housing RB (301 West End Ave) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		04/05/18	17,300,000	17,300,000
6

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.70%		04/05/18	5,300,000	5,300,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.68%		04/05/18	27,095,000	27,095,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		04/05/18	73,100,000	73,098,495
Housing RB (606 W 57th St) Series 2016A (LOC: WELLS FARGO BANK NA)	a	1.60%		04/05/18	2,470,000	2,470,000
Housing RB (625 W 57th St) Series 2015A2 (LOC: BANK OF NEW YORK MELLON/THE)	a	1.62%		04/05/18	2,880,000	2,880,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		04/05/18	19,100,000	19,100,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.70%		04/05/18	31,300,000	31,300,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.70%		04/05/18	50,000,000	50,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.70%		04/05/18	26,000,000	26,000,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.70%		04/05/18	8,800,000	8,800,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	a	1.63%		04/05/18	5,600,000	5,600,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.60%		04/05/18	44,000,000	44,000,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.58%		04/05/18	1,250,000	1,250,000
Housing RB (Maestro West Chelsea) Series 2014A (LOC: WELLS FARGO BANK NA)	a	1.61%		04/05/18	400,000	400,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.60%		04/05/18	1,075,000	1,075,000
Housing RB (Reverend Polite Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.65%		04/05/18	7,435,000	7,435,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.65%		04/05/18	10,700,000	10,700,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/18	2,100,000	2,100,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	a	1.63%		04/05/18	5,800,000	5,800,000
Housing RB (Weyant Green Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/18	500,000	500,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	a	1.63%		04/05/18	6,655,000	6,655,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)	a	1.59%		04/05/18	1,200,000	1,200,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	a	1.75%		04/02/18	3,020,000	3,020,000
Homeowner Mortgage RB Series 144 (LIQ: JPMORGAN CHASE BANK NA)	a	1.86%		04/02/18	85,000	85,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	a	1.67%		04/05/18	10,000,000	10,000,000
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	6,835,000	6,835,000
7

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Thruway Auth
2nd General Highway & Bridge Trust Fund Bonds Series 2011A (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	7,300,000	7,300,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMORGAN CHASE BANK NA)	a	1.59%		04/05/18	2,670,000	2,670,000
State Personal Income Tax RB Series 2009A1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	9,365,000	9,365,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	7,500,000	7,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,b	1.65%		04/05/18	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a,b	1.65%		04/05/18	40,000,000	40,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	b,c	1.61%		04/05/18	1,000,000	1,000,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	b,c	1.60%		04/05/18	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	b,c	1.66%		04/05/18	2,380,000	2,380,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	3,055,000	3,055,000
Consolidated Bonds 198th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.60%		04/05/18	3,730,000	3,730,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	b,c	1.60%		04/05/18	500,000	500,000
Consolidated Bonds 205th Series (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	7,330,000	7,330,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	3,000,000	3,000,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	b,c	1.63%		04/05/18	2,500,000	2,500,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.68%		04/05/18	6,565,000	6,565,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	5,750,000	5,750,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	a	1.68%		04/05/18	1,740,000	1,740,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	a	1.52%		04/05/18	3,060,000	3,060,000
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	b,c	1.61%		04/05/18	6,500,000	6,500,000
General RB Series 2009A2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	1,200,000	1,200,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.61%		04/05/18	6,665,000	6,665,000
General Refunding RB Series 2017B (LIQ: BARCLAYS BANK PLC)	b,c	1.60%		04/05/18	2,495,000	2,495,000
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.61%		04/05/18	4,195,000	4,195,000
8

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	b,c	1.60%		04/05/18	21,665,000	21,665,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/18	3,355,000	3,355,000
Warren & Wash Cnty IDA
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.41%		04/05/18	8,250,000	8,250,000
Total Variable-Rate Municipal Securities
(Cost $1,475,183,392)						1,475,183,392
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $811,010,000 or 48.7% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note
9

Schwab Municipal Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the funds’ investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88398MAR18
10

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 64.0% of net assets
Asset-Backed Commercial Paper 20.1%
ALPINE SECURITIZATION LLC	a,b	1.81%		04/30/18	2,000,000	1,997,200
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.79%		05/02/18	1,800,000	1,797,241
BARTON CAPITAL SA	a,b	2.35%		06/25/18	1,000,000	994,232
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.81%		04/18/18	1,000,000	999,150
	a,b	1.81%		04/23/18	1,000,000	998,900
CANCARA ASSET SECURITISATION LLC	a,b	2.09%		05/29/18	1,000,000	996,649
	a,b	2.11%		06/04/18	500,000	498,133
CHARTA LLC	a,b	2.33%		06/26/18	2,000,000	1,988,915
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.08%		05/24/18	300,000	299,086
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.61%		05/07/18	1,000,000	998,400
	a,b	2.34%		07/02/18	1,000,000	994,071
CRC FUNDING LLC	a,b	2.33%		07/06/18	2,000,000	1,987,680
CROWN POINT CAPITAL COMPANY LLC	a,b	2.06%		05/31/18	500,000	498,292
	a,b	2.11%		06/04/18	1,000,000	996,267
GOTHAM FUNDING CORP	a,b	2.02%		05/22/18	500,000	498,576
	a,b	2.35%		07/02/18	500,000	497,010
KELLS FUNDING LLC	a,b	1.72%		04/09/18	4,000,000	3,999,427
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.88%		05/24/18	1,000,000	997,247
LMA AMERICAS LLC	a,b	2.31%		06/25/18	1,500,000	1,491,854
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.00%		05/09/18	2,000,000	1,995,778
	a,b	2.08%		06/07/18	1,000,000	996,147
METLIFE SHORT TERM FUNDING LLC	a,b	1.70%		04/03/18	5,000,000	4,999,528
OLD LINE FUNDING LLC	a,b	2.31%		06/27/18	4,000,000	3,977,767
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.79%		04/18/18	1,000,000	999,159
	a,b	2.16%		06/05/18	500,000	498,059
STARBIRD FUNDING CORP	a,b	1.76%		04/03/18	1,000,000	999,902
1

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.40%		07/02/18	2,000,000	1,987,836
VICTORY RECEIVABLES CORP	a,b	1.78%		05/01/18	2,000,000	1,997,050
	a,b	1.81%		05/02/18	500,000	499,225
	a,b	2.21%		06/08/18	500,000	497,922
						42,976,703
Certificates of Deposit 20.7%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.80%		05/07/18	1,000,000	1,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.95%		04/20/18	2,000,000	2,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		2.28%		06/22/18	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.75%		04/20/18	2,000,000	2,000,000
		1.93%		07/26/18	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.78%		04/04/18	1,000,000	1,000,000
		1.78%		04/25/18	2,000,000	2,000,000
		2.33%		06/26/18	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.92%		07/26/18	500,000	500,000
CITIBANK NA		1.71%		04/11/18	1,000,000	1,000,000
		1.71%		04/12/18	1,000,000	999,919
		2.10%		06/04/18	1,000,000	1,000,000
		1.95%		06/14/18	500,000	500,000
		1.94%		08/01/18	1,000,000	1,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.89%		07/20/18	1,000,000	1,000,000
		2.06%		08/06/18	500,000	500,000
DANSKE BANK A/S (LONDON BRANCH)		1.74%		04/23/18	1,000,000	1,000,003
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.71%		04/05/18	1,000,000	1,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.26%		06/26/18	2,000,000	2,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.70%		04/02/18	1,000,000	999,999
		1.71%		04/05/18	1,000,000	999,999
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.73%		04/06/18	800,000	800,000
		1.95%		04/23/18	345,000	345,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		2.33%		07/02/18	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.92%		05/03/18	1,000,000	1,000,000
		2.04%		05/29/18	500,000	500,000
NATIXIS (NEW YORK BRANCH)		2.20%		06/12/18	1,000,000	1,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.91%		07/24/18	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.15%		06/07/18	2,000,000	2,000,360
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.30%		06/22/18	1,500,000	1,500,000
		2.34%		06/22/18	200,000	200,000
SWEDBANK AB (NEW YORK BRANCH)		1.68%		04/04/18	3,000,000	2,999,999
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.55%		04/30/18	1,000,000	1,000,000
		2.19%		06/19/18	1,000,000	1,000,000
		1.95%		08/01/18	1,000,000	1,000,000
2

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
US BANK NA		2.16%		08/27/18	3,000,000	3,000,000
		2.16%		09/04/18	1,500,000	1,500,000
						44,345,279
Financial Company Commercial Paper 6.3%
DANSKE CORP	a,b	2.04%		05/31/18	500,000	498,308
DBS BANK LTD	b	2.04%		05/29/18	500,000	498,365
ERSTE ABWICKLUNGSANSTALT	b	1.78%		05/10/18	2,250,000	2,245,686
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.75%		04/16/18	1,000,000	999,275
HSBC USA INC	b	1.95%		07/25/18	1,000,000	993,835
JP MORGAN SECURITIES LLC		1.96%		05/21/18	500,000	498,646
NATIONWIDE BUILDING SOCIETY	b	1.79%		05/09/18	1,000,000	998,121
	b	2.03%		06/01/18	500,000	498,289
NEDERLANDSE WATERSCHAPSBANK NV	b	2.00%		04/03/18	500,000	499,944
NRW BANK	b	2.07%		07/02/18	1,500,000	1,492,189
	b	2.08%		07/02/18	1,000,000	994,767
SOCIETE GENERALE SA	b	2.10%		05/31/18	200,000	199,303
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	1.76%		04/24/18	2,000,000	1,997,764
UNITED OVERSEAS BANK LTD	b	1.81%		05/08/18	1,000,000	998,150
						13,412,642
Non-Financial Company Commercial Paper 6.6%
CARGILL INC	b	1.82%		04/02/18	1,000,000	999,949
	b	1.82%		04/03/18	2,000,000	1,999,798
GENERAL ELECTRIC CO		1.70%		04/02/18	1,000,000	999,953
NISSAN MOTOR ACCEPTANCE CORP	b	1.73%		04/03/18	3,000,000	2,999,712
SANOFI SA	b	1.67%		04/12/18	500,000	499,745
TOTAL CAPITAL CANADA LTD	a,b	1.73%		04/03/18	2,000,000	1,999,808
	a,b	1.98%		04/24/18	750,000	749,051
WALMART INC	b	1.74%		04/04/18	4,000,000	3,999,420
						14,247,436
Non-Negotiable Time Deposits 9.8%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.71%		04/04/18	1,000,000	1,000,000
		1.71%		04/05/18	1,000,000	1,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.73%		04/05/18	5,000,000	5,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.64%		04/02/18	1,000,000	1,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.69%		04/02/18	3,000,000	3,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.64%		04/02/18	2,000,000	2,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.60%		04/02/18	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.65%		04/02/18	4,000,000	4,000,000
3

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.71%		04/02/18	2,000,000	2,000,000
		1.72%		04/03/18	1,000,000	1,000,000
						21,000,000
Other Instrument 0.5%
BANK OF AMERICA NA		1.50%		04/16/18	1,000,000	1,000,000
Total Fixed-Rate Obligations
(Cost $136,982,060)						136,982,060

Variable-Rate Obligations 20.2% of net assets
Asset-Backed Commercial Paper 0.8%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.24%)	a,b	2.12%	04/27/18	08/27/18	1,800,000	1,800,000
Financial Company Commercial Paper 6.0%
HSBC BANK PLC
(1 mo. USD-LIBOR + 0.28%)	b	2.03%		04/13/18	1,000,000	1,000,049
(1 mo. USD-LIBOR + 0.42%)	b	2.30%	04/30/18	09/28/18	1,800,000	1,800,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.24%)	a	1.84%	04/02/18	08/31/18	3,500,000	3,500,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.20%)		1.85%	04/30/18	07/30/18	1,000,000	1,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(1 mo. USD-LIBOR + 0.32%)	b	2.07%	04/13/18	09/13/18	1,000,000	1,000,000
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.17%)	b	2.05%	04/30/18	07/30/18	1,000,000	1,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	2.02%	04/30/18	05/29/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.18%)	b	1.99%	04/17/18	08/17/18	1,500,000	1,499,898
						12,799,947
Certificates of Deposit 10.7%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.90%	04/16/18	05/15/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/17/18	08/17/18	500,000	500,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/18/18	05/18/18	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.07%	04/23/18	08/22/18	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.91%	04/16/18	06/14/18	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.03%	04/30/18	06/29/18	4,000,000	4,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.43%)		2.31%	05/01/18	10/01/18	1,500,000	1,500,000
4

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		1.93%	04/09/18	07/09/18	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.03%	04/30/18	05/29/18	1,000,000	1,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.84%		04/05/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.20%)		2.08%	04/30/18	06/28/18	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		2.02%	04/17/18	07/17/18	1,000,000	1,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.32%)		2.06%	04/12/18	09/12/18	1,000,000	1,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.17%)		1.99%		04/20/18	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.14%)		1.90%	04/27/18	05/29/18	2,000,000	2,000,216
(1 mo. USD-LIBOR + 0.14%)		2.02%	04/27/18	05/29/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.24%)		2.09%	04/23/18	09/05/18	1,000,000	1,000,000
						23,000,216
Variable Rate Demand Notes 2.2%
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)	c	1.92%		04/05/18	635,000	635,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	2,000,000	2,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.85%		04/05/18	1,000,000	1,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.75%		04/05/18	1,000,000	1,000,000
						4,635,000
Other Instrument 0.5%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.81%		04/05/18	1,000,000	1,000,000
Total Variable-Rate Obligations
(Cost $43,235,163)						43,235,163
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 15.8% of net assets
U.S. Government Agency Repurchase Agreements* 3.4%
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,431,406, 4.00%, due 02/01/45)		1.79%		04/02/18	1,389,714	1,389,438
5

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $3,090,622, 4.00%, due 10/01/47)		1.81%		04/02/18	3,000,603	3,000,000
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Government Agency Securities valued at $1,030,361, 3.50%, due 11/01/47)		1.80%		04/03/18	1,000,350	1,000,000
Issued 03/22/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $2,061,402, 3.50%, due 11/01/47 - 12/01/47)		1.75%		04/05/18	2,001,361	2,000,000
						7,389,438
U.S. Treasury Repurchase Agreements 6.1%
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $10,202,026, 0.00% - 7.63%, due 05/17/18 - 02/15/37)		1.78%		04/02/18	10,001,978	10,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $3,060,599, 1.38%, due 08/31/23)		1.75%		04/02/18	3,000,583	3,000,000
						13,000,000
Other Repurchase Agreements** 6.3%
BNP PARIBAS SA
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,403, 2.07% - 8.14%, due 10/20/28 - 02/25/36)		1.80%		04/04/18	1,000,350	1,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,823, 3.56% - 6.52%, due 10/25/21 - 10/25/28)		1.84%		04/05/18	2,000,716	2,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/13/18, repurchase date 06/11/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,303,201, 3.68%, due 12/15/50)		2.15%		05/03/18	2,006,092	2,000,000
JP MORGAN SECURITIES LLC
Issued 03/28/18, repurchase date 09/24/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,725,133, 3.57%, due 11/25/60)		2.77%		06/27/18	1,510,503	1,500,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/05/18, repurchase date 06/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,404, 0.00%, due 02/15/30)		2.04%		05/03/18	2,006,687	2,000,000
6

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC CAPITAL MARKETS LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,804, 0.00% - 3.40%, due 11/02/22 - 05/14/26)		1.77%		04/04/18	1,000,344	1,000,000
WELLS FARGO SECURITIES LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,412, 3.00% - 3.25%, due 06/26/27 - 09/29/27)		1.84%		04/04/18	1,000,358	1,000,000
Issued 01/11/18, repurchase date 07/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,162,938, 3.35%, due 11/27/37)		2.25%		07/02/18	1,010,750	1,000,000
Issued 02/02/18, repurchase date 08/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,326,565, 3.25% - 3.38%, due 01/18/23 - 06/15/25)		2.31%		07/02/18	2,019,250	2,000,000
						13,500,000
Total Repurchase Agreements
(Cost $33,889,438)						33,889,438
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $78,939,043 or 36.9% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
7

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 61.4% of net assets
Asset-Backed Commercial Paper 15.2%
ALPINE SECURITIZATION LLC	a,b	2.06%		06/01/18	5,000,000	4,982,632
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.17%		06/11/18	700,000	697,018
BARTON CAPITAL SA	a,b	2.14%		06/04/18	1,000,000	996,213
BEDFORD ROW FUNDING CORP	a,b	1.49%		04/10/18	1,500,000	1,499,445
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.75%		04/03/18	3,000,000	2,999,708
	a,b	1.81%		04/23/18	1,000,000	998,900
CANCARA ASSET SECURITISATION LLC	a,b	2.06%		06/01/18	500,000	498,263
	a,b	2.11%		06/04/18	4,500,000	4,483,200
CHARTA LLC	a,b	1.51%		04/09/18	2,000,000	1,999,333
	a,b	2.33%		06/26/18	3,000,000	2,983,373
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.08%		05/24/18	500,000	498,476
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.61%		05/07/18	1,000,000	998,400
CRC FUNDING LLC	a,b	1.81%		05/10/18	2,884,000	2,878,376
	a,b	2.33%		07/06/18	2,000,000	1,987,680
CROWN POINT CAPITAL COMPANY LLC	a,b	1.81%		04/19/18	2,000,000	1,998,200
	a,b	2.06%		05/31/18	800,000	797,267
	a,b	2.11%		06/04/18	1,000,000	996,267
KELLS FUNDING LLC	a,b	1.72%		04/09/18	3,000,000	2,999,570
	a,b	1.85%		05/16/18	1,000,000	997,956
	a,b	1.99%		05/21/18	9,000,000	8,977,725
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.96%		05/14/18	1,000,000	997,671
LMA AMERICAS LLC	a,b	1.84%		05/04/18	500,000	499,161
	a,b	1.86%		05/11/18	1,000,000	997,945
	a,b	2.31%		06/25/18	4,000,000	3,978,278
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.75%		04/04/18	3,000,000	2,999,563
	a,b	2.00%		04/30/18	2,500,000	2,495,992
METLIFE SHORT TERM FUNDING LLC	a,b	1.70%		04/03/18	500,000	499,953
8

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.84%		05/07/18	2,500,000	2,495,425
	a,b	2.01%		05/29/18	3,000,000	2,990,333
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.26%		06/13/18	4,000,000	3,981,750
THUNDER BAY FUNDING LLC	a,b	1.96%		05/14/18	5,000,000	4,988,354
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.40%		07/02/18	3,000,000	2,981,753
VICTORY RECEIVABLES CORP	a,b	1.65%		04/02/18	4,000,000	3,999,817
	a,b	1.80%		04/06/18	1,000,000	999,750
	a,b	1.81%		05/02/18	4,000,000	3,993,800
	a,b	2.21%		06/08/18	500,000	497,922
						84,665,469
Financial Company Commercial Paper 9.3%
BNP PARIBAS SA (NEW YORK BRANCH)		2.03%		06/01/18	500,000	498,289
COMMONWEALTH BANK OF AUSTRALIA	b	1.92%		04/19/18	9,000,000	8,991,360
DBS BANK LTD	b	2.04%		05/29/18	4,000,000	3,986,918
ERSTE ABWICKLUNGSANSTALT	b	1.78%		05/11/18	5,000,000	4,990,167
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.75%		04/16/18	5,000,000	4,996,375
HSBC USA INC	b	2.00%		08/03/18	4,000,000	3,972,720
ING US FUNDING LLC	a	1.94%		07/26/18	3,000,000	2,981,440
MACQUARIE BANK LTD	b	1.89%		05/14/18	2,000,000	1,995,509
NATIONWIDE BUILDING SOCIETY	b	1.79%		05/09/18	5,000,000	4,990,605
NEDERLANDSE WATERSCHAPSBANK NV	b	2.00%		04/03/18	500,000	499,944
	b	2.00%		04/16/18	2,000,000	1,998,333
NRW BANK	b	1.97%		05/03/18	1,000,000	998,258
	b	1.99%		05/10/18	2,000,000	1,995,710
	b	2.08%		07/02/18	5,000,000	4,973,550
SOCIETE GENERALE SA	b	2.10%		05/31/18	2,800,000	2,790,247
SWEDBANK AB		1.93%		07/26/18	1,000,000	993,845
						51,653,270
Non-Financial Company Commercial Paper 7.4%
CARGILL INC	b	1.82%		04/03/18	8,000,000	7,999,191
GENERAL ELECTRIC CO		1.70%		04/02/18	1,000,000	999,953
NISSAN MOTOR ACCEPTANCE CORP	b	1.73%		04/03/18	1,000,000	999,904
TOTAL CAPITAL CANADA LTD	a,b	1.73%		04/03/18	5,000,000	4,999,520
	a,b	1.98%		04/24/18	3,000,000	2,996,205
TOYOTA CREDIT CANADA INC		1.63%		05/07/18	4,000,000	3,993,520
TOYOTA MOTOR CREDIT CORP		2.01%		06/06/18	7,000,000	6,974,333
WALMART INC	b	1.74%		04/04/18	12,000,000	11,998,260
						40,960,886
Certificates of Deposit 19.2%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.80%		05/07/18	3,500,000	3,500,000
9

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF MONTREAL (CHICAGO BRANCH)		1.95%		04/20/18	7,000,000	7,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		2.28%		06/22/18	8,000,000	8,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.90%		07/18/18	2,000,000	2,000,000
		2.00%		08/09/18	3,000,000	3,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.78%		04/04/18	1,000,000	1,000,000
		1.78%		04/16/18	3,000,000	3,000,000
		1.78%		04/20/18	5,000,000	5,000,000
		1.86%		05/08/18	2,000,000	2,000,000
BNP PARIBAS SA (NEW YORK BRANCH)		1.55%		05/29/18	4,000,000	3,998,303
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.92%		07/26/18	2,500,000	2,500,000
CITIBANK NA		1.71%		04/12/18	2,000,000	1,999,838
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.98%		08/06/18	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.98%		08/06/18	1,000,000	1,000,000
		2.06%		08/06/18	1,000,000	1,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.74%		04/23/18	1,000,000	1,000,003
		2.15%		06/04/18	4,000,000	4,000,035
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.71%		04/05/18	4,000,000	4,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.13%		06/04/18	1,000,000	1,000,009
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.71%		04/05/18	3,000,000	2,999,998
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.73%		04/06/18	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		2.02%		07/31/18	2,000,000	2,000,133
MIZUHO BANK LTD (NEW YORK BRANCH)		2.15%		06/06/18	1,500,000	1,500,000
NATIXIS (NEW YORK BRANCH)		2.20%		06/12/18	5,000,000	5,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.48%		04/23/18	2,000,000	2,000,000
		1.91%		07/24/18	2,000,000	2,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.71%		04/03/18	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.91%		07/26/18	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.77%		05/08/18	2,000,000	2,000,000
		2.00%		05/21/18	500,000	500,000
		2.30%		06/22/18	3,000,000	3,000,000
		2.34%		06/22/18	5,500,000	5,500,000
SWEDBANK AB (NEW YORK BRANCH)		1.68%		04/04/18	9,000,000	8,999,996
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.55%		04/30/18	6,000,000	6,000,000
		1.85%		05/09/18	3,000,000	3,000,000
		2.19%		06/19/18	500,000	500,000
US BANK NA		2.16%		09/04/18	1,000,000	1,000,000
						106,998,315
Non-Negotiable Time Deposits 10.3%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.71%		04/04/18	4,000,000	4,000,000
		1.71%		04/05/18	3,000,000	3,000,000
10

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.73%		04/05/18	15,000,000	15,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.64%		04/02/18	2,000,000	2,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.65%		04/02/18	10,000,000	10,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.64%		04/02/18	7,000,000	7,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.60%		04/02/18	4,000,000	4,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.65%		04/02/18	10,000,000	10,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.72%		04/03/18	2,000,000	2,000,000
						57,000,000
Total Fixed-Rate Obligations
(Cost $341,277,940)						341,277,940

Variable-Rate Obligations 21.4% of net assets
Asset-Backed Commercial Paper 1.6%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.18%)	a,b	2.06%	04/30/18	07/30/18	4,000,000	4,000,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.21%)	a	2.07%	04/23/18	07/23/18	5,000,000	5,000,000
						9,000,000
Financial Company Commercial Paper 5.0%
HSBC BANK PLC
(1 mo. USD-LIBOR + 0.35%)	b	2.12%	04/16/18	09/14/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.42%)	b	2.30%	04/30/18	09/28/18	2,000,000	2,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.81%		04/04/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.24%)	a	1.84%	04/02/18	08/31/18	1,000,000	1,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	1.86%	04/09/18	05/08/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.20%)		1.85%	04/30/18	07/30/18	4,000,000	4,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(1 mo. USD-LIBOR + 0.32%)	b	2.07%	04/13/18	09/13/18	500,000	500,000
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.17%)	b	2.04%	04/25/18	07/25/18	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.22%)	b	2.08%	04/23/18	08/23/18	3,000,000	3,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	2.02%	04/30/18	05/29/18	5,000,000	5,000,000
						27,500,000
Certificates of Deposit 10.4%
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.98%		04/17/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.22%)		2.07%	04/23/18	08/22/18	1,000,000	1,000,000
11

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CITIBANK NA
(1 mo. USD-LIBOR + 0.27%)		2.08%	04/17/18	08/17/18	4,000,000	4,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.91%	04/16/18	06/14/18	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.03%	04/30/18	06/29/18	5,000,000	5,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.82%	04/03/18	08/01/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.22%)		1.89%	04/04/18	09/04/18	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.03%	04/30/18	05/29/18	5,000,000	5,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		2.05%	04/25/18	05/25/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.17%)		1.96%	04/16/18	07/16/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.30%)		2.18%	04/27/18	11/27/18	500,000	500,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.89%	04/03/18	05/03/18	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.20%)		1.94%	04/11/18	07/11/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.21%)		2.02%	04/17/18	07/17/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.21%)		2.02%	04/19/18	07/19/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.21%)		2.08%	04/24/18	07/24/18	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.09%	04/26/18	09/26/18	3,500,000	3,500,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.14%)		2.02%	04/27/18	05/29/18	6,000,000	6,000,000
(1 mo. USD-LIBOR + 0.20%)		2.08%	04/30/18	08/30/18	9,000,000	9,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		2.04%	04/30/18	06/29/18	1,000,000	1,000,000
						58,000,000
Variable Rate Demand Notes 2.4%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.80%		04/05/18	1,000,000	1,000,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	1.87%		04/05/18	3,330,000	3,330,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	1.92%		04/05/18	2,520,000	2,520,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	2.00%		04/05/18	1,500,000	1,500,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	1.87%		04/05/18	1,195,000	1,195,000
12

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.85%		04/05/18	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.75%		04/05/18	1,000,000	1,000,000
						13,545,000
Other Instruments 2.0%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.81%		04/05/18	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.22%)		1.97%	04/13/18	08/13/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/17/18	08/17/18	6,000,000	6,000,000
						11,000,000
Total Variable-Rate Obligations
(Cost $119,045,000)						119,045,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 17.2% of net assets
U.S. Government Agency Repurchase Agreements* 1.9%
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,617,408, 2.38% - 4.00%, due 06/25/33 - 01/01/48)		1.81%		04/02/18	1,564,801	1,564,486
ROYAL BANK OF CANADA
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Government Agency Securities valued at $1,030,361, 3.50%, due 11/01/47)		1.80%		04/03/18	1,000,350	1,000,000
Issued 03/22/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $8,245,608, 3.00% - 3.50%, due 05/01/30 - 01/01/48)		1.75%		04/05/18	8,005,444	8,000,000
						10,564,486
U.S. Treasury Repurchase Agreement 7.9%
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $44,888,970, 0.00% - 1.75%, due 04/12/18 - 03/31/22)		1.78%		04/02/18	44,008,702	44,000,000
Other Repurchase Agreements** 7.4%
BNP PARIBAS SA
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,656, 2.07% - 9.63%, due 01/15/22 - 02/25/36)		1.80%		04/04/18	3,001,050	3,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,646, 3.56% - 6.52%, due 10/25/21 - 10/25/28)		1.84%		04/05/18	4,001,431	4,000,000
13

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 02/27/18, repurchase date 06/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,301,277, 2.85% - 8.14%, due 10/03/18 - 05/25/36)		2.13%		05/03/18	1,003,846	1,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,374, 3.68%, due 12/15/50)		1.88%		04/04/18	4,001,462	4,000,000
Issued 03/13/18, repurchase date 06/11/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,454,802, 3.68%, due 12/15/50)		2.15%		05/03/18	3,009,138	3,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/18, repurchase date 08/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,761,181, 1.85% - 7.85%, due 08/01/19 - 11/25/60)		2.50%		06/27/18	5,040,972	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/05/18, repurchase date 06/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,882,408, 0.00% - 6.15%, due 05/27/25 - 11/01/43)		2.04%		05/03/18	6,020,060	6,000,000
RBC CAPITAL MARKETS LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,252,006, 0.00% - 8.05%, due 01/18/19 - 10/01/54)		1.77%		04/04/18	5,001,721	5,000,000
WELLS FARGO SECURITIES LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,235, 3.00% - 3.13%, due 09/21/22 - 02/23/23)		1.84%		04/04/18	3,001,073	3,000,000
Issued 01/11/18, repurchase date 07/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,977,625, 1.38% - 4.70%, due 09/21/21 - 09/20/47)		2.25%		07/02/18	6,064,500	6,000,000
Issued 02/02/18, repurchase date 08/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,163,283, 3.35%, due 11/27/37)		2.31%		07/02/18	1,009,625	1,000,000
						41,000,000
14

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Total Repurchase Agreements
(Cost $95,564,486)						95,564,486
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $181,839,769 or 32.7% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
15

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the funds’ investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88395MAR18
16

The Charles Schwab Family of Funds
Schwab Retirement Government Money Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 53.8% of net assets
U.S. Government Agency Debt 37.7%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.42%		04/02/18	500,000	500,003
		0.70%		04/06/18	2,000,000	1,999,794
		1.42%		04/09/18	400,000	399,875
		4.25%		04/16/18	1,000,000	1,001,250
		0.75%		04/18/18	3,500,000	3,499,000
FEDERAL HOME LOAN BANKS		1.37%		04/02/18	5,000,000	4,999,810
		1.42%		04/04/18	5,000,000	4,999,412
		1.21%		04/06/18	1,750,000	1,749,707
		1.39%		04/06/18	25,000,000	24,995,174
		1.41%		04/06/18	24,115,000	24,110,299
		1.48%		04/06/18	10,000,000	9,997,944
		1.55%		04/06/18	3,300,000	3,299,290
		1.42%		04/11/18	25,000,000	24,990,181
		1.43%		04/11/18	5,000,000	4,998,026
		1.58%		04/11/18	5,000,000	4,997,808
		1.67%		04/11/18	5,500,000	5,497,456
		1.50%		04/13/18	7,000,000	6,996,500
		1.58%		04/13/18	10,000,000	9,994,747
		1.72%		04/13/18	800,000	799,541
		1.45%		04/18/18	2,000,000	1,998,635
		1.59%		04/18/18	10,000,000	9,992,492
		1.70%		04/18/18	5,800,000	5,795,344
		4.11%		04/18/18	5,960,000	5,967,996
		1.60%		04/20/18	5,300,000	5,295,527
		1.70%		04/20/18	3,600,000	3,596,770
		1.70%		04/23/18	1,900,000	1,898,026
		1.13%		04/25/18	6,000,000	5,999,622
		1.61%		04/25/18	20,000,000	19,978,627
		1.21%		04/27/18	200,000	199,827
		1.45%		04/27/18	45,400,000	45,352,784
		1.44%		04/30/18	17,000,000	16,980,417
1

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.61%		05/02/18	25,000,000	24,965,405
		1.73%		05/09/18	10,000,000	9,981,739
		1.74%		05/11/18	8,000,000	7,984,533
		1.62%		05/16/18	3,700,000	3,692,554
		1.72%		05/17/18	17,200,000	17,162,418
		1.76%		05/22/18	10,600,000	10,573,721
		2.75%		06/08/18	5,000,000	5,010,255
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.75%		04/09/18	4,500,000	4,499,576
		5.00%		05/01/18	2,350,000	2,357,278
						349,109,363
U.S. Treasury Debt 16.1%
United States Treasury		1.21%		04/05/18	15,000,000	14,997,987
		1.55%		04/05/18	7,000,000	6,998,797
		1.67%		04/12/18	38,000,000	37,980,586
		3.88%		05/15/18	55,000,000	55,161,468
		1.47%		05/31/18	33,500,000	33,418,428
						148,557,266
Total Fixed-Rate Obligations
(Cost $497,666,629)						497,666,629

Variable-Rate Obligations 24.8% of net assets
U.S. Government Agency Debt 24.8%
FEDERAL HOME LOAN BANKS
(1 mo. USD-LIBOR - 0.15%)		1.68%		04/20/18	8,445,000	8,444,982
(1 mo. USD-LIBOR - 0.15%)		1.73%		04/26/18	1,450,000	1,449,996
(3 mo. USD-LIBOR - 0.35%)		1.47%		05/11/18	3,000,000	2,999,998
(3 mo. USD-LIBOR - 0.35%)		1.49%		05/15/18	6,000,000	6,000,016
(3 mo. USD-LIBOR - 0.04%)		2.00%		06/07/18	2,500,000	2,501,039
(1 mo. USD-LIBOR - 0.14%)		1.55%	04/03/18	07/03/18	3,000,000	3,000,000
(1 mo. USD-LIBOR - 0.15%)		1.73%	04/24/18	07/24/18	3,000,000	3,000,000
(1 mo. USD-LIBOR - 0.15%)		1.73%	04/27/18	07/27/18	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.13%)		1.53%	04/01/18	08/30/18	15,000,000	15,000,000
(1 mo. USD-LIBOR - 0.12%)		1.65%	04/14/18	09/14/18	24,000,000	24,000,000
(3 mo. USD-LIBOR - 0.12%)		2.08%	06/20/18	09/20/18	2,300,000	2,301,179
(3 mo. USD-LIBOR - 0.27%)		1.43%	04/05/18	10/05/18	2,500,000	2,500,000
(1 mo. USD-LIBOR - 0.13%)		1.61%	04/10/18	10/10/18	3,500,000	3,500,000
(1 mo. USD-LIBOR - 0.11%)		1.63%	04/11/18	10/11/18	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.14%)		1.60%	04/12/18	10/12/18	10,000,000	9,999,797
(1 mo. USD-LIBOR - 0.13%)		1.65%	04/15/18	11/15/18	9,000,000	9,000,000
(1 mo. USD-LIBOR - 0.13%)		1.66%	04/16/18	11/16/18	7,500,000	7,500,000
(1 mo. USD-LIBOR - 0.14%)		1.53%	04/02/18	01/02/19	15,000,000	14,998,053
(1 mo. USD-LIBOR - 0.11%)		1.58%	04/04/18	01/04/19	1,700,000	1,700,020
(1 mo. USD-LIBOR - 0.09%)		1.68%	04/14/18	01/14/19	11,000,000	11,000,029
(1 mo. USD-LIBOR - 0.13%)		1.74%	04/25/18	01/25/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.07%)		1.67%	04/11/18	02/11/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.13%)		1.62%	04/12/18	02/12/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.11%)		1.74%	04/22/18	02/22/19	15,000,000	15,000,000
2

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR - 0.07%)		1.80%	04/25/18	02/25/19	7,500,000	7,500,000
(1 mo. USD-LIBOR - 0.08%)		1.73%	04/19/18	03/19/19	15,000,000	15,001,932
(1 mo. USD-LIBOR - 0.06%)		1.82%	04/28/18	03/28/19	10,000,000	10,000,000
(3 mo. USD-LIBOR - 0.16%)		1.87%	06/05/18	06/05/19	13,000,000	13,004,065
Total Variable-Rate Obligations
(Cost $229,401,106)						229,401,106
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.5% of net assets
U.S. Government Agency Repurchase Agreements* 14.5%
BARCLAYS BANK PLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by U.S. Government Agency Securities valued at $15,455,197, 4.50%, due 05/01/42)		1.73%		04/04/18	15,005,046	15,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $657,674, 1.13% - 3.63%, due 01/31/19 - 02/15/44)		1.81%		04/02/18	644,865	644,735
JP MORGAN SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $32,953,968, 1.50% - 4.50%, due 04/15/20 - 09/01/47)		1.81%		04/02/18	32,006,436	32,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $1,020,006, 3.13%, due 05/15/21)		1.81%		04/02/18	1,000,201	1,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $39,787,949, 1.13% - 2.25%, due 02/28/21 - 08/15/27)		1.79%		04/02/18	39,007,757	39,000,000
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $19,383,920, 2.13%, due 02/29/24)		1.81%		04/02/18	19,003,821	19,000,000
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Government Agency Securities valued at $2,060,721, 4.00%, due 10/01/47)		1.80%		04/03/18	2,000,700	2,000,000
Issued 03/21/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $25,768,776, 2.31% - 4.50%, due 01/01/27 - 12/01/47)		1.75%		04/05/18	25,018,229	25,000,000
						133,644,735
U.S. Treasury Repurchase Agreements 7.0%
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury Securities valued at $25,508,996, 1.50% - 2.25%, due 11/15/20 - 08/15/26)		1.81%		04/05/18	25,008,799	25,000,000
3

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury Securities valued at $40,814,446, 0.88% - 2.88%, due 03/31/18 - 11/15/26)		1.81%		04/05/18	40,014,078	40,000,000
						65,000,000
Total Repurchase Agreements
(Cost $198,644,735)						198,644,735
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
4

Schwab Retirement Government Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG94690MAR18
5

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 41.3% of net assets
U.S. Government Agency Debt 38.8%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.00%		04/02/18	3,000,000	2,999,965
		1.42%		04/02/18	9,300,000	9,300,054
FEDERAL HOME LOAN BANKS		1.39%		04/02/18	1,443,500,000	1,443,445,169
		1.36%		04/03/18	250,000,000	249,981,111
		1.53%		04/03/18	1,000,000	999,915
		1.42%		04/04/18	1,144,300,000	1,144,164,714
		1.54%		04/04/18	212,000,000	211,972,793
		1.21%		04/06/18	12,000,000	11,997,992
		1.41%		04/06/18	776,530,000	776,378,625
		1.48%		04/06/18	92,000,000	91,981,089
		1.54%		04/06/18	2,525,000	2,524,460
		1.56%		04/06/18	300,000	299,935
		1.57%		04/06/18	5,245,000	5,243,856
		1.25%		04/10/18	975,000	974,698
		1.48%		04/10/18	150,000,000	149,944,500
		1.49%		04/11/18	3,025,000	3,023,748
		1.58%		04/11/18	544,000,000	543,761,547
		1.67%		04/11/18	184,000,000	183,914,900
		1.26%		04/13/18	18,000,000	17,992,620
		1.58%		04/13/18	345,000,000	344,818,760
		1.57%		04/18/18	21,700,000	21,683,912
		1.59%		04/18/18	187,000,000	186,859,594
		1.70%		04/18/18	158,000,000	157,873,161
		1.60%		04/20/18	150,000,000	149,873,412
		1.70%		04/20/18	96,000,000	95,913,866
		1.68%		04/23/18	200,000,000	199,789,778
		1.70%		04/23/18	54,100,000	54,043,796
		1.13%		04/25/18	8,385,000	8,384,033
		1.61%		04/25/18	978,000,000	976,954,844
		1.00%		04/27/18	4,700,000	4,699,086
		1.61%		05/02/18	1,175,000,000	1,173,374,028
1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.29%		05/04/18	100,000,000	99,882,392
		1.62%		05/04/18	300,000,000	299,554,500
		1.73%		05/09/18	239,000,000	238,563,559
		1.74%		05/11/18	241,000,000	240,534,067
		1.62%		05/16/18	96,000,000	95,806,800
		1.75%		05/16/18	20,000,000	19,956,250
		1.72%		05/17/18	481,000,000	479,949,015
		1.76%		05/22/18	288,000,000	287,286,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		5.00%		05/01/18	3,000,000	3,009,291
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.00%		04/30/18	1,000,000	999,831
		0.88%		05/21/18	13,572,000	13,564,570
						10,004,276,236
U.S. Treasury Debt 2.5%
United States Treasury		1.55%		04/05/18	194,300,000	194,266,624
		1.19%		04/05/18	350,000,000	349,953,858
		1.67%		04/12/18	100,000,000	99,948,911
						644,169,393
Total Fixed-Rate Obligations
(Cost $10,648,445,629)						10,648,445,629

Variable-Rate Obligations 3.2% of net assets
U.S. Government Agency Debt 3.2%
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.35%)		1.47%		05/11/18	97,000,000	96,999,938
(3 mo. USD-LIBOR - 0.35%)		1.49%		05/15/18	193,000,000	193,000,504
(3 mo. USD-LIBOR - 0.04%)		2.00%		06/07/18	97,150,000	97,190,392
(1 mo. USD-LIBOR - 0.15%)		1.73%	04/24/18	07/24/18	97,000,000	97,000,000
(1 mo. USD-LIBOR - 0.15%)		1.54%	04/03/18	08/03/18	250,000,000	250,000,000
(3 mo. USD-LIBOR - 0.27%)		1.43%	04/05/18	10/05/18	97,000,000	97,000,000
Total Variable-Rate Obligations
(Cost $831,190,834)						831,190,834
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 55.5% of net assets
U.S. Government Agency Repurchase Agreements* 22.6%
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $307,001,047, 2.00% - 7.00%, due 11/01/18 - 03/20/48)		1.79%		04/02/18	298,059,269	298,000,000
2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS BANK PLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by U.S. Government Agency Securities valued at $345,166,071, 3.50% - 4.00%, due 01/01/45 - 12/01/47)		1.73%		04/04/18	335,112,690	335,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $257,590,626, 2.50% - 6.50%, due 10/15/32 - 11/15/47)		1.81%		04/05/18	250,087,986	250,000,000
BARCLAYS CAPITAL INC
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Government Agency Securities valued at $520,000,000, 3.00% - 4.00%, due 07/01/47 - 03/01/48)		1.73%		04/03/18	500,168,194	500,000,000
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by U.S. Government Agency Securities valued at $520,429,408, 1.60% - 11.42%, due 06/25/20 - 03/01/48)		1.73%		04/04/18	500,168,194	500,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $260,000,001, 3.43% - 3.50%, due 01/25/27 - 03/01/48)		1.81%		04/05/18	250,087,986	250,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $426,285,426, 0.00% - 6.00%, due 08/15/18 - 04/01/48)		1.81%		04/02/18	416,083,662	416,000,000
GOLDMAN SACHS & CO LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $20,400,000, 2.72% - 5.81%, due 12/25/39 - 08/25/43)		1.80%		04/02/18	20,004,000	20,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $510,000,000, 1.75% - 7.77%, due 05/15/18 - 11/16/57)		1.78%		04/05/18	500,173,056	500,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $164,793,915, 1.88% - 4.50%, due 11/15/20 - 09/01/47)		1.81%		04/02/18	160,032,178	160,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $154,484,587, 1.50% - 4.50%, due 04/15/20 - 09/01/47)		1.77%		04/05/18	150,051,625	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $296,640,000, 4.00%, due 10/01/47)		1.81%		04/02/18	288,057,920	288,000,000
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 3.50%, due 01/01/48)		1.73%		04/04/18	200,067,278	200,000,000
3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MIZUHO SECURITIES USA LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $397,580,000, 2.00% - 5.50%, due 12/01/19 - 01/15/48)		1.81%		04/02/18	386,077,629	386,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $396,404,741, 0.00% - 4.75%, due 04/26/18 - 02/15/48)		1.79%		04/02/18	386,076,771	386,000,000
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $137,017,365, 2.25% - 6.00%, due 02/15/21 - 10/20/66)		1.81%		04/02/18	133,026,748	133,000,000
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $324,212,032, 2.13% - 4.50%, due 02/29/24 - 04/01/48)		1.80%		04/03/18	315,110,250	315,000,000
Issued 03/21/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $231,865,099, 1.92% - 4.50%, due 08/15/21 - 03/01/48)		1.75%		04/05/18	225,164,063	225,000,000
Issued 03/22/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $103,068,772, 2.25% - 4.50%, due 02/29/20 - 10/16/56)		1.75%		04/05/18	100,068,056	100,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $43,688,785, 1.80% - 6.74%, due 05/01/18 - 04/01/48)		1.81%		04/02/18	42,008,447	42,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $379,734,337, 3.23% - 4.00%, due 03/01/28 - 03/01/48)		1.82%		04/05/18	365,129,169	365,000,000
						5,819,000,000
U.S. Treasury Repurchase Agreements 32.9%
BANK OF MONTREAL
Issued 03/26/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $306,103,567, 0.00% - 3.75%, due 04/26/18 - 02/15/47)		1.74%		04/02/18	300,101,500	300,000,000
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $408,080,300, 0.13% - 3.13%, due 02/15/19 - 08/15/44)		1.77%		04/02/18	400,078,667	400,000,000
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $5,108,721, 1.38% - 2.38%, due 07/31/18 - 11/15/21)		1.78%		04/02/18	5,008,509	5,007,519
4

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Treasury Securities valued at $510,170,585, 0.00% - 4.50%, due 05/15/18 - 02/15/39)		1.72%		04/03/18	500,167,222	500,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury Securities valued at $1,244,837,961, 0.00% - 9.00%, due 04/26/18 - 02/15/47)		1.81%		04/05/18	1,220,429,372	1,220,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury Securities valued at $1,591,760,048, 0.00% - 7.63%, due 04/05/18 - 08/15/27)		1.81%		04/05/18	1,560,549,033	1,560,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $1,054,932,291, 0.00% - 8.13%, due 04/30/18 - 11/15/47)		1.80%		04/02/18	1,034,247,342	1,034,040,534
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $267,289,764, 0.13% - 1.63%, due 04/15/20 - 10/15/20)		1.75%		04/02/18	267,289,762	267,237,799
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $2,280,095,054, 1.75% - 2.25%, due 11/30/21 - 12/31/23)		1.50%		04/02/18	2,280,380,000	2,280,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $204,000,046, 1.63% - 2.25%, due 04/30/23 - 08/15/27)		1.80%		04/02/18	200,040,000	200,000,000
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $513,636,425, 0.13% - 5.50%, due 06/30/19 - 08/01/48)	(a)	1.80%		04/02/18	500,100,000	500,000,000
RBC DOMINION SECURITIES INC
Issued 03/26/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $51,017,302, 1.38% - 2.38%, due 01/15/20 - 02/15/27)		1.74%		04/02/18	50,016,917	50,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $182,616,614, 0.00% - 2.88%, due 03/28/19 - 08/15/45)		1.80%		04/02/18	179,035,800	179,000,000
						8,495,285,852
Total Repurchase Agreements
(Cost $14,314,285,852)						14,314,285,852
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Trade was executed as a Treasury Repurchase Agreement, however, counterparty incorrectly delivered non-treasury securities as collateral.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 98.0% of net assets
U.S. Treasury Debt 98.0%
United States Treasury		1.51%		04/05/18	50,000,000	49,991,597
		1.52%		04/05/18	350,000,000	349,940,831
		1.54%		04/05/18	1,750,000,000	1,749,687,889
		1.55%		04/05/18	558,000,000	557,903,464
		1.56%		04/05/18	18,943,000	18,939,723
		1.57%		04/05/18	125,000,000	124,978,180
		1.58%		04/05/18	150,000,000	149,974,167
		1.59%		04/05/18	729,376,000	729,252,006
		1.61%		04/05/18	250,000,000	249,955,417
		1.60%		04/12/18	200,000,000	199,902,528
		1.61%		04/12/18	3,850,000,000	3,848,104,302
		1.62%		04/12/18	1,200,000,000	1,199,409,973
		1.64%		04/12/18	36,545,000	36,526,748
		1.65%		04/12/18	2,165,371,000	2,164,282,620
		1.65%		04/19/18	188,766,000	188,605,018
		1.72%		04/19/18	1,700,000,000	1,698,537,460
		1.73%		04/19/18	850,000,000	849,270,137
		1.74%		04/19/18	250,000,000	249,785,500
		1.71%		04/26/18	350,000,000	349,585,590
		0.63%		04/30/18	175,000,000	174,869,977
		0.75%		04/30/18	127,000,000	126,956,150
		1.00%		05/15/18	25,000,000	24,994,245
		1.00%		05/31/18	100,000,000	99,890,451
Total Fixed-Rate Obligations
(Cost $15,191,343,973)						15,191,343,973
6

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 34.6% of net assets
U.S. Treasury Debt 34.6%
United States Treasury		1.55%		04/05/18	115,000,000	114,980,210
		1.60%		04/12/18	50,000,000	49,975,632
		1.61%		04/12/18	350,000,000	349,828,415
		1.62%		04/12/18	100,000,000	99,950,576
		1.65%		04/12/18	300,000,000	299,848,750
		1.72%		04/19/18	100,000,000	99,914,000
		1.73%		04/19/18	100,000,000	99,913,450
		0.63%		04/30/18	105,000,000	104,919,656
		0.75%		04/30/18	23,000,000	22,992,059
		1.00%		05/15/18	50,000,000	49,988,490
		1.64%		05/31/18	100,000,000	99,727,000
		1.49%		06/21/18	100,000,000	99,667,450
Total Fixed-Rate Obligations
(Cost $1,491,705,688)						1,491,705,688
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 64.5% of net assets
U.S. Treasury Repurchase Agreements 64.5%
BANK OF MONTREAL
Issued 03/26/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $204,069,092, 0.00% - 4.38%, due 04/15/18 - 05/15/46)		1.74%		04/02/18	200,067,667	200,000,000
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $204,039,686, 0.00% - 2.25%, due 09/20/18 - 08/15/46)		1.75%		04/02/18	200,038,889	200,000,000
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $219,343,185, 1.25% - 3.38%, due 04/30/19 - 11/15/19)		1.77%		04/02/18	215,042,283	215,000,000
7

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $98,959,615, 0.00% - 1.75%, due 05/17/18 - 08/31/23)		1.78%		04/02/18	97,019,184	97,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury Securities valued at $306,107,695, 0.00% - 6.00%, due 05/24/18 - 02/15/44)		1.81%		04/05/18	300,105,583	300,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury Securities valued at $255,089,832, 0.00% - 8.13%, due 05/31/18 - 05/15/42)		1.81%		04/05/18	250,087,986	250,000,000
BARCLAYS CAPITAL INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $51,000,001, 1.13% - 2.88%, due 10/31/19 - 08/15/47)		1.80%		04/02/18	50,010,000	50,000,000
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $124,481,290, 2.75% - 4.75%, due 02/15/41 - 08/15/42)		1.80%		04/02/18	122,040,449	122,016,046
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $45,908,978, 1.00% - 1.38%, due 02/28/19 - 08/31/19)		1.75%		04/02/18	45,008,750	45,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $229,500,068, 0.13% - 3.00%, due 04/15/20 - 05/15/47)		1.80%		04/02/18	225,045,000	225,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury Securities valued at $255,000,003, 1.50% - 3.00%, due 04/15/20 - 05/15/45)		1.75%		04/05/18	250,085,069	250,000,000
RBC DOMINION SECURITIES INC
Issued 03/26/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $204,069,087, 1.88% - 4.75%, due 08/15/20 - 02/15/41)		1.74%		04/02/18	200,067,667	200,000,000
ROYAL BANK OF CANADA
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Treasury Securities valued at $204,071,012, 0.75% - 6.25%, due 07/15/18 - 11/15/45)		1.79%		04/03/18	200,069,611	200,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $439,708,017, 1.38% - 2.38%, due 04/30/21 - 08/15/46)		1.80%		04/02/18	431,086,200	431,000,000
Total Repurchase Agreements
(Cost $2,785,016,046)						2,785,016,046
8

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.8% of net assets
Asset-Backed Commercial Paper 13.4%
ALPINE SECURITIZATION LLC	a,b	1.81%		04/30/18	202,000,000	201,707,100
	a,b	2.06%		06/01/18	103,000,000	102,642,218
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.71%		04/02/18	102,000,000	101,995,155
	a,b	1.75%		04/04/18	50,000,000	49,992,708
	a,b	1.79%		05/02/18	36,000,000	35,944,820
BARTON CAPITAL SA	a,b	2.14%		06/04/18	180,000,000	179,318,400
	a,b	2.21%		06/11/18	58,000,000	57,748,345
	a,b	2.35%		06/25/18	13,000,000	12,928,175
BEDFORD ROW FUNDING CORP	a,b	1.49%		04/10/18	24,000,000	23,991,120
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.75%		04/03/18	5,000,000	4,999,514
	a,b	1.75%		04/04/18	87,000,000	86,987,313
	a,b	1.81%		04/18/18	3,000,000	2,997,450
	a,b	1.81%		04/23/18	26,958,000	26,928,346
	a,b	1.81%		04/25/18	14,000,000	13,983,200
	a,b	1.83%		04/27/18	4,300,000	4,294,348
	a,b	1.96%		05/14/18	32,850,000	32,773,487
CANCARA ASSET SECURITISATION LLC	a,b	1.76%		04/02/18	28,000,000	27,998,639
	a,b	1.81%		05/02/18	63,000,000	62,902,350
	a,b	2.00%		05/10/18	30,039,000	29,974,241
	a,b	1.89%		05/14/18	35,000,000	34,921,406
	a,b	2.01%		05/21/18	12,000,000	11,966,667
	a,b	2.09%		05/29/18	9,000,000	8,969,840
	a,b	2.06%		06/01/18	3,500,000	3,487,842
	a,b	2.31%		06/18/18	20,000,000	19,900,333
CHARIOT FUNDING LLC	a,b	1.71%		05/21/18	150,000,000	149,645,833
CHARTA LLC	a,b	1.51%		04/09/18	25,000,000	24,991,667
	a,b	2.33%		06/26/18	88,000,000	87,512,285
	a,b	1.94%		07/23/18	8,000,000	7,951,787
9

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.81%		05/04/18	25,000,000	24,958,750
	a	2.08%		05/24/18	23,200,000	23,129,298
	a	1.85%		06/12/18	41,000,000	40,849,940
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.59%		04/23/18	23,000,000	22,977,792
	a,b	1.61%		05/07/18	12,000,000	11,980,800
	a,b	2.34%		07/02/18	140,000,000	139,169,956
CRC FUNDING LLC	a,b	1.81%		05/11/18	15,000,000	14,970,000
	a,b	2.33%		07/06/18	27,000,000	26,833,680
CROWN POINT CAPITAL COMPANY LLC	a,b	1.75%		04/04/18	110,000,000	109,983,958
	a,b	1.81%		04/19/18	35,000,000	34,968,500
	a,b	1.99%		05/31/18	45,000,000	44,847,913
	a,b	2.06%		05/31/18	97,000,000	96,672,170
	a,b	2.18%		06/07/18	55,000,000	54,777,876
	a,b	2.23%		06/11/18	11,000,000	10,951,838
FAIRWAY FINANCE CO LLC	a,b	1.71%		04/09/18	10,000,000	9,996,222
GOTHAM FUNDING CORP	a,b	2.02%		05/22/18	56,000,000	55,840,540
	a,b	2.06%		06/01/18	24,000,000	23,916,633
	a,b	2.35%		07/02/18	149,500,000	148,605,990
KELLS FUNDING LLC	a,b	1.72%		04/18/18	35,000,000	34,980,050
	a,b	1.75%		04/30/18	100,000,000	99,884,000
	a,b	1.75%		05/02/18	190,000,000	189,761,233
	a,b	1.99%		05/21/18	200,000,000	199,505,000
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.86%		05/09/18	4,000,000	3,992,189
	a,b	1.96%		05/14/18	37,000,000	36,913,821
	a,b	1.88%		05/24/18	54,000,000	53,851,335
LMA AMERICAS LLC	a,b	1.84%		05/04/18	500,000	499,161
	a,b	1.86%		05/11/18	106,000,000	105,782,111
	a,b	1.95%		05/14/18	79,000,000	78,816,939
	a,b	2.06%		06/05/18	11,000,000	10,959,285
	a,b	2.08%		06/06/18	1,000,000	996,205
	a,b	2.23%		06/18/18	16,000,000	15,923,040
	a,b	2.31%		06/25/18	123,500,000	122,829,326
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.75%		04/04/18	3,000,000	2,999,563
	a,b	2.00%		04/30/18	37,500,000	37,439,885
	a,b	2.00%		05/09/18	78,000,000	77,835,333
	a,b	2.08%		06/07/18	15,000,000	14,942,213
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.83%		04/12/18	80,000,000	79,955,267
	a,b	1.77%		04/30/18	22,000,000	21,968,809
	a,b	2.02%		07/10/18	50,000,000	49,722,222
OLD LINE FUNDING LLC	a,b	2.01%		06/07/18	90,000,000	89,665,000
	a,b	2.31%		06/27/18	61,000,000	60,660,942
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.82%		04/02/18	52,000,000	51,997,386
	a,b	1.81%		04/16/18	50,000,000	49,962,500
	a,b	1.79%		04/18/18	10,000,000	9,991,594
	a,b	1.84%		05/02/18	20,000,000	19,968,483
	a,b	1.91%		05/14/18	21,000,000	20,952,342
	a,b	2.01%		05/29/18	19,000,000	18,938,778
10

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.16%		06/05/18	25,500,000	25,401,010
	a,b	2.36%		06/19/18	139,000,000	138,283,185
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.79%		04/26/18	50,000,000	49,938,194
	a,b	2.11%		06/12/18	59,000,000	58,752,200
	a,b	2.26%		06/13/18	119,000,000	118,457,063
	a,b	2.29%		06/14/18	59,000,000	58,723,487
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.06%		05/14/18	10,000,000	9,975,514
	a,b	2.40%		07/02/18	43,000,000	42,738,464
VICTORY RECEIVABLES CORP	a,b	1.82%		05/08/18	30,000,000	29,944,192
	a,b	1.94%		05/15/18	34,000,000	33,919,798
	a,b	2.18%		06/07/18	19,000,000	18,923,266
	a,b	2.21%		06/08/18	86,000,000	85,642,622
	a,b	2.22%		06/12/18	91,000,000	90,597,780
						4,627,877,232
Financial Company Commercial Paper 5.9%
BNP PARIBAS SA (NEW YORK BRANCH)		2.03%		06/01/18	59,000,000	58,798,056
BPCE SA	b	2.21%		06/14/18	172,000,000	171,222,178
COMMONWEALTH BANK OF AUSTRALIA	b	1.92%		04/19/18	91,000,000	90,912,640
DANSKE CORP	a,b	2.04%		05/31/18	21,000,000	20,928,950
DBS BANK LTD	b	2.04%		05/29/18	16,000,000	15,947,671
ERSTE ABWICKLUNGSANSTALT	b	1.78%		05/10/18	14,000,000	13,973,155
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.68%		04/05/18	100,000,000	99,981,333
	b	1.75%		04/16/18	162,000,000	161,882,550
HSBC USA INC	b	1.47%		04/05/18	52,000,000	51,991,593
	b	1.95%		07/25/18	39,000,000	38,759,554
	b	2.00%		08/03/18	16,000,000	15,890,880
	b	2.13%		08/16/18	17,000,000	16,863,818
ING US FUNDING LLC	a	1.79%		05/07/18	3,000,000	2,994,660
	a	1.94%		07/26/18	12,000,000	11,925,760
MACQUARIE BANK LTD	b	1.82%		05/01/18	18,000,000	17,972,850
	b	1.89%		05/14/18	54,000,000	53,878,740
	b	2.01%		05/21/18	7,000,000	6,980,556
NATIONWIDE BUILDING SOCIETY	b	1.79%		05/09/18	114,000,000	113,785,807
	b	2.03%		06/01/18	156,000,000	155,466,047
NEDERLANDSE WATERSCHAPSBANK NV	b	2.00%		04/03/18	73,000,000	72,991,889
	b	2.00%		04/16/18	92,000,000	91,923,333
NRW BANK	b	1.76%		04/06/18	20,000,000	19,995,111
	b	1.97%		05/03/18	119,000,000	118,792,675
	b	1.99%		05/09/18	203,000,000	202,574,659
	b	1.99%		05/10/18	5,000,000	4,989,275
	b	2.07%		07/02/18	21,500,000	21,386,814
	b	2.08%		07/02/18	1,000,000	994,710
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.95%		07/30/18	61,500,000	61,104,350
SOCIETE GENERALE SA	b	2.10%		05/31/18	18,000,000	17,937,300
11

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SWEDBANK AB		1.93%		07/26/18	129,000,000	128,206,077
TORONTO-DOMINION BANK/THE	b	2.03%		06/14/18	1,500,000	1,493,772
UNITED OVERSEAS BANK LTD	b	1.77%		05/04/18	102,000,000	101,835,440
	b	1.81%		05/08/18	91,000,000	90,831,650
						2,055,213,853
Certificates of Deposit 22.4%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.80%		05/07/18	30,000,000	30,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		2.28%		06/22/18	306,000,000	306,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		2.02%		08/13/18	56,000,000	56,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.90%		07/18/18	128,000,000	128,000,000
		1.93%		07/23/18	28,000,000	28,000,000
		1.96%		08/01/18	89,500,000	89,500,000
		2.00%		08/09/18	124,000,000	124,000,000
		2.00%		08/16/18	166,000,000	166,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.78%		04/04/18	70,000,000	70,000,000
		1.78%		04/16/18	72,000,000	72,000,000
		1.78%		04/25/18	34,000,000	34,000,000
		1.83%		04/26/18	186,000,000	186,000,000
		1.86%		05/08/18	153,000,000	153,000,000
		2.10%		06/05/18	47,000,000	47,000,000
		2.10%		06/07/18	54,000,000	54,000,000
		2.33%		06/26/18	46,000,000	46,000,000
BMO HARRIS BANK NA		1.87%		05/02/18	22,000,000	22,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.78%		05/01/18	36,000,000	36,000,000
BNP PARIBAS SA (NEW YORK BRANCH)		1.55%		05/29/18	46,000,000	45,980,480
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.92%		07/26/18	55,000,000	55,000,000
CITIBANK NA		1.71%		04/11/18	25,000,000	25,000,000
		1.95%		06/14/18	197,500,000	197,500,000
		1.94%		08/01/18	217,000,000	217,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.98%		08/06/18	196,000,000	196,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.89%		07/20/18	62,000,000	62,000,000
		2.06%		08/06/18	183,000,000	183,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.74%		04/23/18	80,000,000	80,000,243
		1.82%		05/08/18	85,000,000	85,000,435
		2.15%		06/04/18	157,000,000	157,001,390
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.71%		04/05/18	345,000,000	345,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.13%		06/04/18	41,000,000	41,000,363
		2.26%		06/26/18	117,000,000	117,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.72%		04/03/18	186,000,000	186,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.54%		04/23/18	88,000,000	88,000,000
12

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.70%		04/02/18	3,000,000	2,999,999
		1.71%		04/05/18	247,000,000	246,999,863
		2.01%		04/16/18	96,000,000	96,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.95%		04/23/18	100,000,000	100,000,000
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE (LONDON BRANCH)		1.71%		04/02/18	203,000,000	202,999,972
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.48%		04/02/18	41,500,000	41,500,000
		1.72%		04/05/18	50,000,000	50,000,000
		2.33%		07/02/18	114,000,000	114,000,000
		2.02%		07/31/18	32,000,000	32,002,130
MIZUHO BANK LTD (NEW YORK BRANCH)		1.68%		04/04/18	34,000,000	34,000,000
		1.92%		05/03/18	3,000,000	3,000,000
		2.04%		05/29/18	13,500,000	13,500,000
		2.06%		05/29/18	48,000,000	48,000,000
		1.97%		05/31/18	114,000,000	114,000,000
		2.10%		06/05/18	169,000,000	169,000,000
		2.15%		06/06/18	106,000,000	106,000,000
NATIXIS (NEW YORK BRANCH)		1.81%		05/18/18	110,000,000	110,000,000
		2.20%		06/12/18	19,000,000	19,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.48%		04/23/18	201,000,000	201,000,000
		1.91%		07/24/18	79,000,000	79,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.71%		04/03/18	21,000,000	20,999,994
		1.72%		04/06/18	3,000,000	2,999,998
		1.72%		04/12/18	15,000,000	15,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		2.00%		08/09/18	17,000,000	17,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.91%		07/26/18	115,000,000	115,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.95%		05/17/18	19,000,000	19,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.77%		05/08/18	56,000,000	56,000,000
		1.76%		05/10/18	56,000,000	56,000,000
		2.00%		05/21/18	241,000,000	241,000,000
		2.30%		06/22/18	72,000,000	72,000,000
		2.34%		06/22/18	259,000,000	259,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.68%		04/04/18	461,000,000	460,999,808
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.55%		04/30/18	80,000,000	80,000,000
		1.87%		05/18/18	53,000,000	53,000,000
		2.00%		06/18/18	212,000,000	212,000,000
		2.19%		06/19/18	209,500,000	209,500,000
		1.95%		08/01/18	17,000,000	17,000,000
US BANK NA		2.16%		08/27/18	15,000,000	15,000,000
		2.16%		09/04/18	138,000,000	138,000,000
13

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		1.94%		07/25/18	10,000,000	10,000,000
		2.00%		08/02/18	19,000,000	19,000,000
		2.02%		08/09/18	50,000,000	50,000,000
		2.05%		09/05/18	114,000,000	114,000,000
						7,763,484,675
Non-Financial Company Commercial Paper 5.2%
CARGILL INC	b	1.80%		04/02/18	97,700,000	97,695,097
	b	1.82%		04/02/18	49,000,000	48,997,541
	b	1.82%		04/03/18	125,000,000	124,987,361
	b	1.84%		04/05/18	165,000,000	164,966,267
GENERAL ELECTRIC CO		1.70%		04/02/18	92,000,000	91,995,655
NISSAN MOTOR ACCEPTANCE CORP	b	1.73%		04/03/18	46,000,000	45,995,579
TOTAL CAPITAL CANADA LTD	a,b	1.73%		04/03/18	251,000,000	250,975,876
	a,b	1.95%		04/17/18	223,500,000	223,306,300
	a,b	1.98%		04/24/18	42,000,000	41,946,870
TOYOTA CREDIT CANADA INC		1.63%		05/07/18	46,000,000	45,925,480
		1.63%		05/09/18	50,000,000	49,914,500
		1.64%		05/14/18	50,000,000	49,902,653
TOYOTA MOTOR CREDIT CORP		1.69%		04/02/18	131,000,000	130,993,887
		2.01%		06/06/18	172,000,000	171,369,333
		2.01%		06/07/18	150,000,000	149,441,667
WALMART INC	b	1.74%		04/03/18	100,000,000	99,990,333
	b	1.83%		04/09/18	6,000,000	5,997,560
						1,794,401,959
Non-Negotiable Time Deposits 12.8%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.71%		04/04/18	92,000,000	92,000,000
		1.71%		04/05/18	214,000,000	214,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.73%		04/04/18	55,000,000	55,000,000
		1.73%		04/05/18	725,000,000	725,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.64%		04/02/18	5,000,000	5,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.65%		04/02/18	350,000,000	350,000,000
		1.69%		04/02/18	342,000,000	342,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.65%		04/02/18	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.64%		04/02/18	866,000,000	866,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.70%		04/02/18	286,000,000	286,000,000
		1.70%		04/04/18	12,000,000	12,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.67%		04/04/18	150,000,000	150,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.60%		04/02/18	232,000,000	232,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.70%		04/02/18	168,000,000	168,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.68%		04/04/18	372,000,000	372,000,000
14

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.65%		04/02/18	40,000,000	40,000,000
		1.67%		04/04/18	143,000,000	143,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.71%		04/02/18	199,000,000	199,000,000
		1.72%		04/03/18	200,000,000	200,000,000
						4,452,000,000
Other Instrument 0.1%
BANK OF AMERICA NA		1.50%		04/16/18	23,000,000	23,000,000
Total Fixed-Rate Obligations
(Cost $20,715,977,719)						20,715,977,719

Variable-Rate Obligations 23.3% of net assets
Asset-Backed Commercial Paper 1.1%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.12%)	a,b	1.79%	04/03/18	05/02/18	52,000,000	52,000,000
(1 mo. USD-LIBOR + 0.18%)	a,b	2.06%	04/30/18	07/30/18	16,000,000	16,000,000
(1 mo. USD-LIBOR + 0.24%)	a,b	2.12%	04/27/18	08/27/18	45,000,000	45,000,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	2.04%		04/26/18	137,000,000	137,000,000
(1 mo. USD-LIBOR + 0.21%)	a	2.07%	04/23/18	07/23/18	76,000,000	76,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.21%)	a,b	1.95%	04/11/18	07/11/18	43,000,000	43,000,000
						369,000,000
Financial Company Commercial Paper 6.0%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(1 mo. USD-LIBOR + 0.26%)	b	1.97%	04/10/18	09/10/18	184,000,000	184,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
(1 mo. USD-LIBOR + 0.17%)	b	2.04%		04/26/18	72,000,000	72,000,000
HSBC BANK PLC
(1 mo. USD-LIBOR + 0.35%)	b	2.12%	04/16/18	09/14/18	149,000,000	149,000,000
(1 mo. USD-LIBOR + 0.42%)	b	2.30%	04/30/18	09/28/18	395,000,000	395,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.13%)	b	1.94%	04/18/18	05/18/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.20%)	b	2.05%	04/23/18	08/22/18	5,000,000	5,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.81%		04/04/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.17%)	a	1.86%	04/05/18	07/05/18	176,000,000	176,000,000
(1 mo. USD-LIBOR + 0.24%)	a	1.84%	04/02/18	08/31/18	126,500,000	126,500,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	1.86%	04/09/18	05/08/18	257,000,000	257,000,000
(1 mo. USD-LIBOR + 0.20%)		1.85%	04/30/18	07/30/18	49,000,000	49,000,000
(1 mo. USD-LIBOR + 0.23%)	b	2.08%	04/23/18	08/22/18	88,000,000	88,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(1 mo. USD-LIBOR + 0.32%)	b	2.07%	04/13/18	09/13/18	126,500,000	126,500,000
15

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.17%)	b	2.04%	04/25/18	07/25/18	6,500,000	6,500,000
(1 mo. USD-LIBOR + 0.17%)	b	2.05%	04/30/18	07/30/18	36,000,000	36,000,000
(1 mo. USD-LIBOR + 0.22%)	b	2.08%	04/23/18	08/23/18	96,000,000	96,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	2.02%	04/30/18	05/29/18	101,000,000	101,000,000
(1 mo. USD-LIBOR + 0.18%)	b	1.99%	04/17/18	08/17/18	20,500,000	20,498,608
						2,087,998,608
Certificates of Deposit 13.8%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.90%	04/16/18	05/15/18	118,000,000	118,000,000
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/17/18	08/17/18	180,000,000	180,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.28%)		1.99%	04/09/18	05/08/18	41,000,000	41,005,982
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/18/18	05/18/18	143,000,000	143,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.85%		04/03/18	44,000,000	44,000,000
(1 mo. USD-LIBOR + 0.17%)		1.98%		04/17/18	6,000,000	6,000,000
(1 mo. USD-LIBOR + 0.17%)		1.99%		04/20/18	62,000,000	62,000,000
(1 mo. USD-LIBOR + 0.22%)		2.07%	04/23/18	08/22/18	28,000,000	28,000,000
(1 mo. USD-LIBOR + 0.43%)		2.28%	04/20/18	09/20/18	72,000,000	72,000,000
CITIBANK NA
(1 mo. USD-LIBOR + 0.27%)		2.08%	04/17/18	08/17/18	64,000,000	64,000,000
(1 mo. USD-LIBOR + 0.33%)		2.07%	04/12/18	09/12/18	23,000,000	23,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.09%		04/24/18	62,000,000	62,000,000
(1 mo. USD-LIBOR + 0.14%)		1.91%	04/16/18	06/14/18	80,000,000	80,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.03%	04/30/18	06/29/18	52,000,000	52,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.82%	04/03/18	08/01/18	7,000,000	7,000,000
(1 mo. USD-LIBOR + 0.22%)		1.89%	04/04/18	09/04/18	178,000,000	178,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		1.98%	04/09/18	09/07/18	90,000,000	90,000,000
(1 mo. USD-LIBOR + 0.43%)		2.31%	05/01/18	10/01/18	75,000,000	75,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		1.93%	04/09/18	07/09/18	156,000,000	156,000,000
(1 mo. USD-LIBOR + 0.21%)		2.07%	04/23/18	07/23/18	46,000,000	46,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.78%	04/03/18	05/01/18	54,000,000	54,000,000
(1 mo. USD-LIBOR + 0.15%)		2.03%	04/30/18	05/29/18	115,000,000	115,000,000
(1 mo. USD-LIBOR + 0.20%)		1.99%	04/16/18	08/16/18	37,000,000	37,000,000
16

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.24%)		2.05%		04/19/18	36,000,000	36,000,000
(1 mo. USD-LIBOR + 0.18%)		2.05%	04/25/18	05/25/18	171,000,000	171,000,000
(1 mo. USD-LIBOR + 0.20%)		2.08%	04/30/18	06/28/18	180,000,000	180,000,000
(1 mo. USD-LIBOR + 0.17%)		1.91%	04/10/18	07/10/18	32,000,000	32,000,000
(1 mo. USD-LIBOR + 0.17%)		1.96%	04/16/18	07/16/18	14,000,000	14,000,000
(1 mo. USD-LIBOR + 0.30%)		2.18%	04/27/18	11/27/18	122,000,000	122,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.87%		04/03/18	28,000,000	28,000,000
(1 mo. USD-LIBOR + 0.20%)		1.89%	04/03/18	05/03/18	101,000,000	101,000,000
(1 mo. USD-LIBOR + 0.20%)		1.94%	04/11/18	07/11/18	83,000,000	83,000,000
(1 mo. USD-LIBOR + 0.21%)		2.02%	04/17/18	07/17/18	98,000,000	98,000,000
(1 mo. USD-LIBOR + 0.21%)		2.02%	04/19/18	07/19/18	122,000,000	122,000,000
(1 mo. USD-LIBOR + 0.21%)		2.08%	04/24/18	07/24/18	47,000,000	47,000,000
(1 mo. USD-LIBOR + 0.21%)		2.08%	04/25/18	07/25/18	197,000,000	197,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.83%		04/05/18	112,000,000	112,000,000
(1 mo. USD-LIBOR + 0.22%)		2.09%	04/26/18	09/26/18	103,000,000	103,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.87%	04/06/18	08/06/18	48,000,000	48,000,000
(1 mo. USD-LIBOR + 0.32%)		2.06%	04/12/18	09/12/18	213,000,000	213,000,000
UBS AG (STAMFORD BRANCH)
(1 mo. USD-LIBOR + 0.25%)		2.09%	04/23/18	05/21/18	64,000,000	64,006,713
US BANK NA
(1 mo. USD-LIBOR + 0.18%)		2.06%	04/27/18	08/27/18	184,000,000	184,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.17%)		1.99%		04/20/18	11,000,000	11,000,000
(3 mo. USD-LIBOR + 0.14%)		1.90%	04/27/18	05/29/18	142,000,000	142,015,279
(1 mo. USD-LIBOR + 0.14%)		2.02%	04/27/18	05/29/18	18,000,000	18,000,000
(1 mo. USD-LIBOR + 0.16%)		1.86%	04/09/18	06/07/18	123,000,000	123,000,000
(1 mo. USD-LIBOR + 0.20%)		2.08%	04/30/18	08/30/18	231,000,000	231,000,000
(1 mo. USD-LIBOR + 0.24%)		2.09%	04/23/18	09/05/18	190,000,000	190,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		2.05%		04/20/18	95,000,000	95,000,000
(1 mo. USD-LIBOR + 0.12%)		1.78%	04/03/18	06/01/18	101,000,000	101,000,000
(1 mo. USD-LIBOR + 0.16%)		2.04%	04/30/18	06/29/18	202,000,000	202,000,000
						4,801,027,974
Variable Rate Demand Notes 1.1%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.80%		04/05/18	98,000,000	98,000,000
COMMERCE CHARTER TOWNSHIP
TAXABLE LT GO REFUNDING BONDS SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.82%		04/05/18	19,940,000	19,940,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	25,000,000	25,000,000
17

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)	c	1.92%		04/05/18	3,725,000	3,725,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.88%		04/05/18	1,620,000	1,620,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.90%		04/05/18	14,000,000	14,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	20,600,000	20,600,000
JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD
TAXABLE HOSPITAL REFUNDING RB (MOUNTAIN STATES) SERIES 2013B (LOC: US BANK NA)	c	1.87%		04/05/18	22,150,000	22,150,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (33 BOND ST) SERIES 2017A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.75%		04/05/18	55,000,000	55,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.75%		04/05/18	40,000,000	40,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.75%		04/05/18	19,000,000	19,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.84%		04/05/18	15,000,000	15,000,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	38,000,000	38,000,000
						372,035,000
Other Instruments 1.3%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.81%		04/05/18	91,000,000	91,000,000
(1 mo. USD-LIBOR + 0.13%)		1.94%	04/18/18	05/18/18	110,000,000	110,000,000
(1 mo. USD-LIBOR + 0.17%)		1.86%	04/03/18	08/03/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.22%)		1.97%	04/13/18	08/13/18	131,000,000	131,000,000
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/17/18	08/17/18	25,000,000	25,000,000
						457,000,000
Total Variable-Rate Obligations
(Cost $8,087,061,582)						8,087,061,582
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 16.9% of net assets
U.S. Government Agency Repurchase Agreements* 7.2%
BANK OF NOVA SCOTIA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,361,733, 4.00%, due 02/01/45)		1.79%		04/02/18	1,322,071	1,321,808
18

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $37,271,923, 1.50% - 7.00%, due 11/01/23 - 05/01/48)		1.81%		04/02/18	35,611,679	35,604,519
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $309,000,000, 3.50% - 4.00%, due 10/01/47 - 02/01/57)		1.81%		04/02/18	300,060,333	300,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $51,003,900, 1.13% - 6.25%, due 02/19/19 - 09/15/39)		1.81%		04/02/18	50,010,056	50,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $463,592,186, 3.00% - 4.50%, due 09/01/37 - 11/20/47)		1.79%		04/02/18	450,089,500	450,000,000
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $490,740,879, 1.88% - 6.97%, due 02/28/22 - 02/20/66)		1.81%		04/02/18	477,095,930	477,000,000
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $191,511,574, 2.00% - 7.50%, due 08/15/21 - 03/01/48)		1.80%		04/03/18	186,065,100	186,000,000
Issued 03/21/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $242,185,334, 2.00% - 7.00%, due 08/15/21 - 08/01/53)		1.75%		04/05/18	235,171,354	235,000,000
Issued 03/22/18, repurchase date 04/05/18 (Collateralized by U.S. Government Agency Securities valued at $145,328,837, 2.18% - 7.00%, due 03/01/25 - 03/01/48)		1.75%		04/05/18	141,095,958	141,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $655,160,867, 4.00% - 4.50%, due 11/01/47 - 03/01/48)		1.81%		04/02/18	629,962,372	629,835,705
						2,505,762,032
U.S. Treasury Repurchase Agreements 3.3%
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $1,059,989,664, 0.00% - 9.00%, due 04/05/18 - 02/15/46)		1.78%		04/02/18	1,039,205,491	1,039,000,000
19

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $85,976,231, 2.50%, due 05/15/46)		1.75%		04/02/18	84,290,338	84,273,951
						1,123,273,951
Other Repurchase Agreements** 6.4%
BNP PARIBAS SA
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $343,142,796, 0.00% - 11.50%, due 10/03/18 - 05/25/57)		1.80%		04/04/18	305,106,750	305,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $280,803,807, 0.00% - 6.92%, due 08/15/19 - 01/25/58)		1.84%		04/05/18	260,093,022	260,000,000
Issued 02/27/18, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $99,392,495, 5.47% - 6.20%, due 04/25/24 - 09/25/30)		1.97%		05/03/18	86,305,897	86,000,000
Issued 02/27/18, repurchase date 06/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $103,986,215, 0.00% - 9.38%, due 10/03/18 - 07/01/39)		2.13%		05/03/18	90,346,125	90,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $58,651,495, 1.64% - 5.06%, due 11/15/26 - 09/10/58)		1.88%		04/04/18	51,018,643	51,000,000
Issued 03/13/18, repurchase date 06/11/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $196,655,009, 2.19% - 8.00%, due 08/15/26 - 02/25/57)		2.15%		05/03/18	171,520,838	171,000,000
JP MORGAN SECURITIES LLC
Issued 03/01/18, repurchase date 08/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $248,883,001, 1.85% - 8.13%, due 10/15/18 - 04/25/83)		2.50%		06/27/18	217,770,000	216,000,000
Issued 03/28/18, repurchase date 09/24/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,003,540, 1.85% - 7.85%, due 04/15/20 - 07/25/73)		2.77%		06/27/18	40,280,078	40,000,000
20

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/05/18, repurchase date 06/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $404,800,000, 3.75% - 7.87%, due 02/26/24 - 05/25/57)		2.04%		05/03/18	353,176,853	352,000,000
RBC CAPITAL MARKETS LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $311,296,278, 0.27% - 9.00%, due 05/14/18 - 03/01/68)		1.77%		04/04/18	298,102,562	298,000,000
WELLS FARGO SECURITIES LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,512,344, 2.00% - 4.63%, due 02/01/22 - 12/29/49)		1.84%		04/04/18	30,010,733	30,000,000
Issued 01/11/18, repurchase date 07/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $250,031,563, 0.00% - 7.50%, due 05/15/18 - 11/25/57)		2.25%		07/02/18	217,311,250	215,000,000
Issued 02/02/18, repurchase date 08/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,471,228, 0.00% - 4.16%, due 11/14/21 - 04/25/57)		2.31%		07/02/18	108,029,875	107,000,000
						2,221,000,000
Total Repurchase Agreements
(Cost $5,850,035,983)						5,850,035,983
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,289,585,936 or 26.8% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
21

Schwab Taxable Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the funds’ investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88397MAR18
22

The Charles Schwab Family of Funds
Schwab Variable Share Price Money Fund™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 62.9% of net assets
Asset-Backed Commercial Paper 15.9%
ALPINE SECURITIZATION LLC	a,b	1.81%		04/30/18	8,500,000	8,485,170
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.71%		04/02/18	3,000,000	2,999,425
	a,b	1.84%		04/03/18	6,000,000	5,998,560
	a,b	1.79%		05/02/18	7,200,000	7,186,753
BARTON CAPITAL SA	a,b	2.21%		06/11/18	5,000,000	4,977,265
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.75%		04/04/18	4,000,000	3,998,845
	a,b	1.81%		04/23/18	2,000,000	1,997,328
	a,b	1.83%		04/27/18	700,000	698,901
	a,b	1.96%		05/14/18	1,000,000	997,378
CANCARA ASSET SECURITISATION LLC	a,b	1.76%		04/02/18	1,000,000	999,812
	a,b	1.81%		05/02/18	1,000,000	998,188
	a,b	2.01%		05/21/18	1,000,000	996,960
	a,b	2.31%		06/18/18	10,000,000	9,947,553
CHARTA LLC	a,b	1.94%		07/23/18	4,000,000	3,969,350
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.81%		05/04/18	11,000,000	10,978,561
	a	1.85%		06/12/18	1,000,000	995,396
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.61%		05/07/18	500,000	498,938
CRC FUNDING LLC	a,b	1.81%		05/11/18	5,000,000	4,988,312
	a,b	2.33%		07/06/18	10,000,000	9,936,200
CROWN POINT CAPITAL COMPANY LLC	a,b	1.75%		04/04/18	10,000,000	9,997,107
	a,b	1.81%		04/19/18	7,000,000	6,992,409
	a,b	1.99%		05/31/18	3,000,000	2,988,781
	a,b	2.06%		05/31/18	800,000	797,008
GOTHAM FUNDING CORP	a,b	2.06%		06/01/18	1,000,000	996,286
KELLS FUNDING LLC	a,b	1.75%		05/02/18	10,000,000	9,984,574
	a,b	1.99%		05/21/18	30,000,000	29,920,119
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	1.88%		05/24/18	7,000,000	6,977,667
1

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LMA AMERICAS LLC	a,b	1.69%		04/03/18	1,000,000	999,762
	a,b	1.76%		04/11/18	5,000,000	4,996,719
	a,b	1.86%		05/11/18	2,000,000	1,995,277
	a,b	1.95%		05/14/18	2,000,000	1,994,914
	a,b	2.08%		06/06/18	2,000,000	1,991,709
	a,b	2.31%		06/25/18	5,000,000	4,970,776
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.00%		05/09/18	4,000,000	3,990,976
	a,b	2.08%		06/07/18	12,000,000	11,948,947
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.83%		04/12/18	10,000,000	9,992,743
	a,b	1.77%		04/30/18	1,000,000	998,256
OLD LINE FUNDING LLC	a,b	2.01%		06/07/18	10,000,000	9,958,350
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.79%		04/18/18	2,000,000	1,997,897
	a,b	1.84%		05/02/18	8,000,000	7,984,897
	a,b	1.84%		05/07/18	4,000,000	3,991,208
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.11%		06/12/18	4,500,000	4,478,813
	a,b	2.26%		06/13/18	11,000,000	10,947,240
	a,b	2.29%		06/14/18	1,000,000	995,117
STARBIRD FUNDING CORP	a,b	1.76%		04/03/18	1,000,000	999,760
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.76%		04/09/18	5,000,000	4,997,303
	a,b	2.06%		05/14/18	500,000	498,692
	a,b	2.40%		07/02/18	1,000,000	993,683
VICTORY RECEIVABLES CORP	a,b	1.93%		04/25/18	4,000,000	3,994,222
	a,b	1.81%		05/02/18	500,000	499,076
	a,b	1.82%		05/08/18	2,000,000	1,995,618
	a,b	2.22%		06/12/18	23,000,000	22,893,625
						271,408,426
Financial Company Commercial Paper 7.4%
BNP PARIBAS SA (NEW YORK BRANCH)		2.03%		06/01/18	1,500,000	1,494,787
DANSKE CORP	a,b	2.04%		05/31/18	4,000,000	3,984,978
DBS BANK LTD	b	2.04%		05/29/18	3,000,000	2,989,457
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.68%		04/05/18	3,000,000	2,998,982
	b	1.75%		04/16/18	12,000,000	11,989,074
HSBC USA INC	b	1.95%		07/25/18	10,000,000	9,926,250
	b	2.13%		08/16/18	1,000,000	990,869
ING US FUNDING LLC	a	1.94%		07/26/18	1,900,000	1,885,724
JP MORGAN SECURITIES LLC		1.96%		05/21/18	6,500,000	6,480,440
		2.03%		06/01/18	5,000,000	4,981,289
NATIONWIDE BUILDING SOCIETY	b	1.79%		05/09/18	13,000,000	12,969,234
	b	2.03%		06/01/18	2,000,000	1,992,309
NATIXIS (NEW YORK BRANCH)		1.68%		04/02/18	12,000,000	11,997,817
NEDERLANDSE WATERSCHAPSBANK NV	b	2.00%		04/16/18	8,000,000	7,992,196
NRW BANK	b	1.76%		04/06/18	6,000,000	5,997,749
	b	1.99%		05/09/18	5,000,000	4,989,374
	b	2.07%		07/02/18	14,000,000	13,924,744
2

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.95%		07/30/18	500,000	496,107
SOCIETE GENERALE SA	b	2.10%		05/31/18	3,000,000	2,989,584
SWEDBANK AB		1.93%		07/26/18	5,000,000	4,964,747
TORONTO-DOMINION BANK/THE	b	2.03%		06/14/18	1,500,000	1,493,311
UNITED OVERSEAS BANK LTD	b	1.81%		05/08/18	8,000,000	7,981,974
						125,510,996
Certificates of Deposit 21.8%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.80%		05/07/18	11,500,000	11,498,933
BANK OF MONTREAL (CHICAGO BRANCH)		1.95%		04/20/18	17,000,000	17,001,537
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.96%		08/01/18	1,500,000	1,497,936
		2.00%		08/09/18	10,000,000	9,986,502
		2.00%		08/16/18	4,000,000	3,994,152
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.78%		04/04/18	5,000,000	5,000,144
		1.78%		04/25/18	5,000,000	5,000,179
		1.83%		04/26/18	2,000,000	2,000,140
		1.86%		05/08/18	9,000,000	9,000,489
		2.10%		06/07/18	8,000,000	8,000,523
		2.33%		06/26/18	2,000,000	2,000,042
BMO HARRIS BANK NA		1.87%		05/02/18	5,000,000	4,999,568
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.78%		05/01/18	10,000,000	10,000,120
CITIBANK NA		1.95%		06/14/18	2,000,000	1,998,905
		1.94%		08/01/18	1,000,000	998,484
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.98%		08/06/18	2,000,000	1,998,041
CREDIT SUISSE AG (NEW YORK BRANCH)		1.89%		07/20/18	5,000,000	4,993,914
		1.98%		08/06/18	12,000,000	11,985,560
		2.06%		08/06/18	1,500,000	1,498,634
DANSKE BANK A/S (LONDON BRANCH)		1.74%		04/23/18	8,000,000	7,999,586
		1.82%		05/08/18	1,000,000	999,948
		2.15%		06/04/18	3,000,000	3,000,563
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.71%		04/05/18	17,000,000	17,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.13%		06/04/18	8,000,000	7,999,905
		2.26%		06/26/18	9,000,000	9,000,500
ING BANK NV (AMSTERDAM BRANCH)		1.54%		04/23/18	4,000,000	3,999,328
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.71%		04/05/18	14,000,000	13,999,926
		2.01%		04/16/18	3,000,000	3,000,308
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE (LONDON BRANCH)		1.71%		04/02/18	14,000,000	14,000,037
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.48%		04/02/18	1,500,000	1,499,960
		2.02%		07/31/18	4,000,000	3,995,362
3

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)		1.68%		04/04/18	2,000,000	1,999,982
		2.04%		05/29/18	1,000,000	1,000,023
		2.06%		05/29/18	4,000,000	4,000,226
		1.97%		05/31/18	2,000,000	1,999,743
		2.10%		06/05/18	19,000,000	19,000,646
		2.15%		06/06/18	5,500,000	5,500,632
NORDEA BANK AB (NEW YORK BRANCH)		1.48%		04/23/18	6,000,000	5,998,683
		1.91%		07/24/18	6,000,000	5,993,251
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.71%		04/03/18	4,000,000	4,000,013
ROYAL BANK OF CANADA (NEW YORK BRANCH)		2.00%		08/09/18	8,000,000	7,990,001
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.91%		07/26/18	6,000,000	5,993,279
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.95%		05/17/18	3,000,000	2,999,929
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.70%		04/04/18	2,000,000	1,999,994
		1.77%		05/08/18	1,000,000	999,830
		1.76%		05/10/18	7,000,000	6,998,624
		2.00%		05/21/18	8,500,000	8,500,136
		2.30%		06/22/18	9,500,000	9,501,454
		2.34%		06/22/18	4,300,000	4,301,070
SWEDBANK AB (NEW YORK BRANCH)		1.68%		04/04/18	23,000,000	22,999,959
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.55%		04/30/18	1,000,000	999,806
		1.85%		05/09/18	4,000,000	4,000,175
		1.87%		05/18/18	5,000,000	5,000,053
		2.00%		06/18/18	1,000,000	999,709
		1.95%		08/01/18	3,000,000	2,996,798
US BANK NA		2.16%		08/27/18	6,000,000	5,998,151
		2.16%		09/04/18	15,000,000	14,992,517
WELLS FARGO BANK NA		1.94%		07/25/18	9,000,000	8,988,824
		2.05%		09/05/18	7,000,000	6,989,378
						372,692,112
Other Instruments 0.1%
BANK OF AMERICA NA		1.50%		04/12/18	1,000,000	999,948
		1.50%		04/16/18	1,000,000	999,928
						1,999,876
Non-Financial Company Commercial Paper 5.7%
CARGILL INC	b	1.82%		04/03/18	5,000,000	4,998,740
GENERAL ELECTRIC CO		1.70%		04/02/18	5,000,000	4,999,039
NISSAN MOTOR ACCEPTANCE CORP	b	1.73%		04/03/18	2,000,000	1,999,526
SANOFI SA	b	1.67%		04/12/18	2,000,000	1,998,631
TOTAL CAPITAL CANADA LTD	a,b	1.73%		04/03/18	25,000,000	24,993,918
TOYOTA MOTOR CREDIT CORP		1.69%		04/02/18	17,000,000	16,996,916
		2.01%		06/06/18	1,000,000	996,048
		1.96%		06/14/18	3,500,000	3,483,987
4

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WALMART INC	b	1.73%		04/02/18	4,716,000	4,715,079
	b	1.74%		04/04/18	32,000,000	31,990,576
						97,172,460
Non-Negotiable Time Deposits 12.0%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.73%		04/05/18	34,000,000	33,999,300
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN)		1.64%		04/02/18	2,000,000	1,999,981
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.69%		04/02/18	32,000,000	32,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.64%		04/02/18	42,000,000	41,999,605
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.70%		04/02/18	15,000,000	15,000,000
NORTHERN TRUST CO (CAYMAN ISLANDS BRANCH)		1.60%		04/02/18	5,000,000	4,999,948
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.68%		04/04/18	10,000,000	10,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.65%		04/02/18	27,000,000	26,999,754
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.71%		04/02/18	33,000,000	33,000,000
		1.72%		04/03/18	4,000,000	4,000,000
						203,998,588
Total Fixed-Rate Obligations
(Cost $1,073,029,898)						1,072,782,458

Variable-Rate Obligations 22.3% of net assets
Asset-Backed Commercial Paper 0.9%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.18%)	a,b	2.06%	04/30/18	07/30/18	7,000,000	6,997,655
(1 mo. USD-LIBOR + 0.24%)	a,b	2.12%	04/27/18	08/27/18	3,200,000	3,198,752
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	2.04%		04/26/18	1,000,000	1,000,188
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(1 mo. USD-LIBOR + 0.21%)	a,b	1.95%	04/11/18	07/11/18	3,000,000	2,999,832
						14,196,427
Financial Company Commercial Paper 3.7%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(1 mo. USD-LIBOR + 0.26%)	b	1.97%	04/10/18	09/10/18	16,000,000	15,991,856
HSBC BANK PLC
(1 mo. USD-LIBOR + 0.42%)	b	2.30%	04/30/18	09/28/18	12,200,000	12,200,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.17%)	a	1.86%	04/05/18	07/05/18	5,000,000	4,999,590
(1 mo. USD-LIBOR + 0.24%)	a	1.84%	04/02/18	08/31/18	7,000,000	6,997,452
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	1.86%	04/09/18	05/08/18	4,000,000	4,000,640
(1 mo. USD-LIBOR + 0.20%)		1.85%	04/30/18	07/30/18	2,000,000	1,999,466
5

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.17%)	b	2.04%	04/25/18	07/25/18	3,000,000	2,999,052
(1 mo. USD-LIBOR + 0.17%)	b	2.05%	04/30/18	07/30/18	1,000,000	999,633
(1 mo. USD-LIBOR + 0.22%)	b	2.08%	04/23/18	08/23/18	5,000,000	4,998,055
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	2.02%	04/30/18	05/29/18	5,000,000	5,004,370
(1 mo. USD-LIBOR + 0.18%)	b	1.99%	04/17/18	08/17/18	3,000,000	2,998,443
						63,188,557
Certificates of Deposit 14.6%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/17/18	08/17/18	4,500,000	4,500,082
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/18/18	05/18/18	1,000,000	1,000,209
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.85%		04/03/18	4,000,000	4,000,076
(1 mo. USD-LIBOR + 0.17%)		1.98%		04/17/18	1,000,000	1,000,114
(1 mo. USD-LIBOR + 0.22%)		2.07%	04/23/18	08/22/18	1,000,000	999,444
(1 mo. USD-LIBOR + 0.43%)		2.28%	04/20/18	09/20/18	10,000,000	10,000,060
CITIBANK NA
(1 mo. USD-LIBOR + 0.27%)		2.08%	04/17/18	08/17/18	15,000,000	14,997,420
(1 mo. USD-LIBOR + 0.33%)		2.07%	04/12/18	09/12/18	18,000,000	17,996,580
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		2.09%		04/24/18	5,000,000	5,000,980
(1 mo. USD-LIBOR + 0.14%)		1.91%	04/16/18	06/14/18	8,000,000	7,986,426
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.03%	04/30/18	06/29/18	7,000,000	6,999,692
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.82%	04/03/18	08/01/18	13,000,000	12,994,371
(1 mo. USD-LIBOR + 0.22%)		1.89%	04/04/18	09/04/18	11,000,000	10,993,697
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		1.98%	04/09/18	09/07/18	10,000,000	9,997,980
(1 mo. USD-LIBOR + 0.43%)		2.31%	05/01/18	10/01/18	2,500,000	2,500,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.21%)		1.93%	04/09/18	07/09/18	4,000,000	3,999,888
(1 mo. USD-LIBOR + 0.21%)		2.07%	04/23/18	07/23/18	8,000,000	7,998,696
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.78%	04/03/18	05/01/18	3,500,000	3,499,990
(1 mo. USD-LIBOR + 0.15%)		2.03%	04/30/18	05/29/18	12,000,000	11,998,332
(1 mo. USD-LIBOR + 0.20%)		1.99%	04/16/18	08/16/18	1,000,000	999,557
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.84%		04/05/18	4,000,000	4,000,092
(1 mo. USD-LIBOR + 0.24%)		2.05%		04/19/18	6,000,000	6,000,972
(1 mo. USD-LIBOR + 0.20%)		2.08%	04/30/18	06/28/18	2,000,000	2,000,196
(1 mo. USD-LIBOR + 0.17%)		1.96%	04/16/18	07/16/18	1,000,000	999,773
(1 mo. USD-LIBOR + 0.30%)		2.18%	04/27/18	11/27/18	2,500,000	2,498,598
6

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.87%		04/03/18	2,000,000	2,000,044
(1 mo. USD-LIBOR + 0.20%)		1.89%	04/03/18	05/03/18	5,000,000	4,999,880
(1 mo. USD-LIBOR + 0.21%)		2.02%	04/19/18	07/19/18	4,000,000	3,998,968
(1 mo. USD-LIBOR + 0.21%)		2.08%	04/24/18	07/24/18	8,000,000	7,998,096
(1 mo. USD-LIBOR + 0.21%)		2.08%	04/25/18	07/25/18	3,000,000	2,999,280
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.83%		04/05/18	3,000,000	3,000,063
(1 mo. USD-LIBOR + 0.22%)		2.09%	04/26/18	09/26/18	7,500,000	7,492,740
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.87%	04/06/18	08/06/18	1,000,000	999,573
(1 mo. USD-LIBOR + 0.32%)		2.06%	04/12/18	09/12/18	5,000,000	4,999,330
UBS AG (STAMFORD BRANCH)
(1 mo. USD-LIBOR + 0.25%)		2.09%	04/23/18	05/21/18	6,000,000	6,001,944
US BANK NA
(1 mo. USD-LIBOR + 0.18%)		2.06%	04/27/18	08/27/18	16,000,000	15,992,032
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.14%)		1.90%	04/27/18	05/29/18	6,000,000	6,002,652
(1 mo. USD-LIBOR + 0.14%)		2.02%	04/27/18	05/29/18	17,000,000	17,002,703
(1 mo. USD-LIBOR + 0.24%)		2.09%	04/23/18	09/05/18	1,000,000	999,176
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.78%	04/03/18	06/01/18	9,000,000	9,001,026
(1 mo. USD-LIBOR + 0.16%)		2.04%	04/30/18	06/29/18	1,000,000	999,982
						249,450,714
Variable Rate Demand Notes 1.2%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.80%		04/05/18	2,000,000	2,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.75%		04/05/18	3,000,000	3,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (33 BOND ST) SERIES 2017A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.75%		04/05/18	8,000,000	8,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.85%		04/05/18	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.75%		04/05/18	1,000,000	1,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.84%		04/05/18	5,000,000	5,000,000
						21,000,000
Other Instruments 1.9%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.81%		04/05/18	5,000,000	4,999,995
(1 mo. USD-LIBOR + 0.13%)		1.94%	04/18/18	05/18/18	3,000,000	2,999,980
(1 mo. USD-LIBOR + 0.22%)		1.97%	04/13/18	08/13/18	5,000,000	4,998,290
7

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR + 0.18%)		1.99%	04/17/18	08/17/18	19,000,000	19,000,348
						31,998,613
Total Variable-Rate Obligations
(Cost $379,901,073)						379,834,311
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 14.8% of net assets
U.S. Government Agency Repurchase Agreements* 4.4%
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,210,312, 1.13% - 7.00%, due 01/31/19 - 08/01/47)		1.81%		04/02/18	1,186,499	1,186,260
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $71,414,448, 1.88%, due 02/28/22)		1.81%		04/02/18	70,014,078	70,000,000
Issued 03/27/18, repurchase date 04/03/18 (Collateralized by U.S. Government Agency Securities valued at $4,121,442, 4.00%, due 10/01/47)		1.80%		04/03/18	4,001,400	4,000,027
						75,186,287
U.S. Treasury Repurchase Agreement 3.2%
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $55,090,947, 0.00% - 2.00%, due 05/24/18 - 03/31/22)		1.78%		04/02/18	54,010,680	54,000,000
Other Repurchase Agreements** 7.2%
BNP PARIBAS SA
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,618,170, 0.25% - 5.13%, due 10/03/18 - 07/25/35)		1.80%		04/04/18	10,003,500	9,999,796
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $20,707,406, 3.56% - 6.52%, due 10/25/21 - 10/25/28)		1.84%		04/05/18	18,006,440	18,000,000
Issued 02/27/18, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,311,453, 6.52%, due 10/25/28)		1.97%		05/03/18	2,007,114	2,000,355
Issued 02/27/18, repurchase date 06/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,469,188, 8.14%, due 10/20/28)		2.13%		05/03/18	3,011,538	2,999,721
8

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 03/01/18, repurchase date 08/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,065,653, 1.85% - 4.72%, due 01/25/21 - 11/25/60)		2.50%		06/27/18	7,057,361	6,998,544
Issued 03/28/18, repurchase date 09/24/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,350,797, 1.88% - 7.85%, due 10/15/18 - 04/10/47)		2.77%		06/27/18	9,063,018	9,004,790
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/05/18, repurchase date 06/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,450,000, 5.87% - 6.12%, due 05/27/25 - 01/25/29)		2.04%		05/03/18	23,076,897	22,993,162
RBC CAPITAL MARKETS LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $17,856,094, 0.00% - 7.00%, due 04/15/18 - 01/01/49)		1.77%		04/04/18	17,005,851	16,999,684
WELLS FARGO SECURITIES LLC
Issued 03/28/18, repurchase date 04/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,654,527, 2.20% - 4.50%, due 10/03/22 - 01/10/28)		1.84%		04/04/18	11,003,936	10,999,642
Issued 01/11/18, repurchase date 07/10/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,140,563, 2.20% - 3.90%, due 10/03/22 - 01/25/28)		2.25%		07/02/18	7,075,250	6,996,336
Issued 02/02/18, repurchase date 08/01/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,612,521, 2.91% - 4.00%, due 11/07/23 - 12/06/27)		2.31%		07/02/18	16,154,000	15,991,693
						122,983,723
Total Repurchase Agreements
(Cost $252,186,260)						252,170,010
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $486,225,419 or 28.5% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

9

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
10

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
11

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings (continued)

REG91556MAR18
12

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 17, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 17, 2018